SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]                                              [ ]
                         ---------

Post-Effective Amendment No. [3]    (File No. 333-73958)                     [X]
                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 5       (File No. 811-7195)                [X]
                              ------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
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                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
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                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN   55474
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(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3794
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      James M. Odland, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 20, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and SAI filed herewith are not intended to supersede the prospectuses and SAIs for the American Express FlexChoice(SM) Variable Annuity, Evergreen Privilege(SM) Variable Annuity, and/or Evergreen Pathways(SM) Variable Annuity contracts filed with Post-Effective Amendment No. 2 to the Registration Statement No. 333-73958, filed on or about July 19, 2002.

Wells Fargo
Advantage(SM) Choice Variable Annuity


Prospectus


December 20, 2002


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

American Enterprise Variable Annuity Account / American Enterprise MVA Account

Issued by: American Enterprise Life Insurance Company (American Enterprise Life)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. Prospectuses are also available for:


o  American Express(R) Variable Portfolio Funds

o  AIM Variable Insurance Funds, Series I Shares

o  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares

o  Fidelity(R) Variable Insurance Products Service Class 2

o  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

o  Goldman Sachs Variable Insurance Trust

o  MFS(R) Variable Insurance Trust(SM) - Initial Class

o  Oppenheimer Variable Account Funds - Service Shares

o  Putnam Variable Trust - Class IB Shares

o  Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Table of Contents

Key Terms                                                                  3
The Contract in Brief                                                      4
Expense Summary                                                            6

Condensed Financial Information (Unaudited)                               27
Financial Statements                                                      37
Performance Information                                                   38
The Variable Account and the Funds                                        39
The Guarantee Period Accounts (GPAs)                                      45
The One-Year Fixed Account                                                47
Buying Your Contract                                                      48
Charges                                                                   49
Valuing Your Investment                                                   52
Making the Most of Your Contract                                          53
Withdrawals                                                               57
TSA - Special Withdrawal Provisions                                       57
Changing Ownership                                                        57
Benefits in Case of Death                                                 58
Optional Benefits                                                         63
The Annuity Payout Period                                                 71
Taxes                                                                     72
Voting Rights                                                             74
Substitution of Investments                                               74
About the Service Providers                                               75
Additional Information About American Enterprise Life                     76
Directors and Executive Officers                                          82
Experts                                                                   83
American Enterprise Life Insurance Company Financial Information          84
Table of Contents of the Statement of Additional Information             102


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2 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period: The number of years that a guaranteed interest rate is credited.

Guarantee Period Accounts (GPAs): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

One-year fixed account: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o   Roth IRAs under Section 408A of the Code

o   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o   Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.

Retirement date: The date when annuity payouts are scheduled to begin.

Rider effective date: The date you add a rider to your contract.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

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3 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

The Contract in Brief

Purpose: This prospectus describes two contracts. The contract Option L offers a four year withdrawal charge schedule and fixed account interest rates that are equal to or higher than the rates offered on the contract Option C. Contract Option C eliminates the withdrawal charge schedule in exchange for a higher mortality and expense risk fee and offers fixed account interest rates that are equal to or less than the rates available on the contract Option L. The purpose of these contracts is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under a contract. These accounts, in turn, may earn returns that increase the value of a contract. Beginning at a specified time in the future called the retirement date, these contracts provide lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 39)

o the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. For contract Option C, purchase payments allocated and contract value transferred to the one-year fixed account and the GPAs cannot exceed 10% of the total purchase payments. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 45 and p. 47)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and fixed account interest rates and may offer purchase payment credits. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 48)


o   Minimum purchase payment:

       for Systematic Investment Plans:

          $50 initial payment.
          $50 for additional payments.

       for all other payment plans:

          $10,000 initial payment.
          $100 for additional payments.

o Maximum total purchase payments (without prior approval):


          contract Option L:
          $1,000,000 for issue ages up to 85.
          $100,000 for issue ages 86 to 90.

          contract Option C:
          $100,000 for all issue ages.

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPA and one-year fixed account transfers are subject to special restrictions. (p. 55)



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4 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including an IRS penalty if you make withdrawals prior to your reaching age 59-1/2) and may have other tax consequences. Certain other restrictions apply to participants in TSAs. (p. 57)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 57)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 58)

Optional benefits: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 63)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited.
The GPAs are not available during the payout period. (p. 71)

Taxes: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.
(p. 72)

Charges: We assess certain charges in connection with your contract (p. 49):

o    $40 annual contract administrative charge(1);


o if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;

o if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

o if you select the Guaranteed Minimum Income Benefit Rider(3) (GMIB), an annual fee (currently 0.30%) based on the GMIB benefit base;

o if you select contract Option L, a four-year withdrawal charge schedule will apply;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

o    the operating expenses of the funds in which the subaccounts invest; and

o total variable account expenses (if you make allocations to one or more subaccounts):

                                                       Variable account       Mortality and    Total variable
                                                     administrative charge  expense risk fee  account expenses
     if you select contract Option L and:

        Return of Purchase Payments Death Benefit(4)         0.15%                1.25%             1.40%
        Maximum Anniversary Value Death Benefit(4)           0.15                 1.35              1.50
        Enhanced Death Benefit(4)                            0.15                 1.55              1.70
     if you select contract Option C and:
        Return of Purchase Payments Death Benefit(4)         0.15                 1.35              1.50
        Maximum Anniversary Value Death Benefit(4)           0.15                 1.45              1.60
        Enhanced Death Benefit(4)                            0.15                 1.65              1.80

(1) For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of of 3%; plus (2) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.

(2) Available if you and the annuitant are 75 or younger at contract issue. Not available with Enhanced Death Benefit. May not be available in all states.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit. May not be available in all states.

(4) If you and the annuitant are 79 or younger at contract issue, you may select any one of the above death benefits. If you or the annuitant are 80 or older at contract issue Return of Purchase Payments Death Benefit will apply. Enhanced Death Benefit may not be available in all states.


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5 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with each of these contracts.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES
Withdrawal charge (contingent deferred sales charge as a percentage of the amount withdrawn)

You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.

     Contract year for contract Option L        Withdrawal charge percentage
                   1-2                                       8%
                   3                                         7
                   4                                         6
                   5 and later                               0


A withdrawal charge also applies to payouts under certain annuity payout plans under an Option L contract (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

Annual contract administrative charge:                              $40(1)*


* We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

Benefit Protector(SM) Death Benefit Rider
(Benefit Protector) fee:                                              0.25%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

Benefit Protector(SM) Plus Death Benefit Rider
(Benefit Protector Plus) fee:                                         0.40%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

Guaranteed Minimum Income Benefit Rider (GMIB) fee:                   0.30%

(As a percentage of the GMIB benefit base charged annually at the contract anniversary. This is an optional expense.)


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of of 3%; plus (2) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states with this limitation.


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value)

You can choose either contract Option L or Option C and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                      Variable account        Mortality and        Total variable
                                                    administrative charge    expense risk fee     account expenses

    if you select contract Option L and:
       Return of Purchase Payments Death Benefit            0.15%                  1.25%                1.40%
       Maximum Anniversary Value Death Benefit              0.15                   1.35                 1.50
       Enhanced Death Benefit                               0.15                   1.55                 1.70
    if you select contract Option C and:
       Return of Purchase Payments Death Benefit            0.15                   1.35                 1.50
       Maximum Anniversary Value Death Benefit              0.15                   1.45                 1.60
       Enhanced Death Benefit                               0.15                   1.65                 1.80


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6 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                 Management    12b-1     Other
                                                                                    fees       fees    expenses     Total
AXP(R) Variable Portfolio -
    Blue Chip Advantage Fund                                                          .53%      .13%      .13%       .79%(1)
    Capital Resource Fund                                                             .62       .13       .05        .80(1)
    Diversified Equity Income Fund                                                    .56       .13       .18        .87(1)
    Extra Income Fund                                                                 .62       .13       .08        .83(1)
    Federal Income Fund                                                               .61       .13       .09        .83(1)
    New Dimensions Fund(R)                                                            .61       .13       .05        .79(1)
    Partners Small Cap Value Fund                                                    1.03       .13       .32       1.48(1)
    Small Cap Advantage Fund                                                          .73       .13       .25       1.11(1)

AIM V.I.
    Capital Appreciation Fund, Series I Shares                                        .61        --       .24        .85(2)
    Premier Equity Fund, Series I Shares                                              .60        --       .25        .85(2)

Dreyfus
    The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class          .75        --       .03        .78(3)

Fidelity(R) VIP
    Dynamic Capital Appreciation Portfolio Service Class 2                            .58       .25       .92       1.75(4),(5)
    High Income Portfolio Service Class 2                                             .58       .25       .15        .98(4)
    Mid Cap Portfolio Service Class 2                                                 .58       .25       .11        .94(4)

FTVIPT
    Franklin Income Securities Fund - Class 2                                         .49       .25       .04        .78(6),(7)
    Franklin Real Estate Fund - Class 2                                               .56       .25       .03        .84(6),(7)
    Franklin Small Cap Fund - Class 2                                                 .45       .25       .31       1.01(7),(8)
    Franklin Small Cap Value Securities Fund - Class 2                                .57       .25       .20       1.02(7),(8)
    Mutual Shares Securities Fund - Class 2                                           .60       .25       .19       1.04(7)

Goldman Sachs VIT
    CORE(SM) U.S. Equity Fund                                                         .70        --       .11        .81(9)
    Mid Cap Value Fund                                                                .80        --       .13        .93(9)

MFS(R)
    Investors Trust Series - Initial Class                                            .75        --       .15        .90(10)
    Utilities Series - Initial Class                                                  .75        --       .18        .93(10)

Oppenheimer Variable Account Funds
    Global Securities Fund/VA, Service Shares                                         .64       .25       .06        .95(11)
    Strategic Bond Fund/VA, Service Shares                                            .74       .25       .03       1.02(11)

Putnam Variable Trust
    Putnam VT Health Sciences Fund - Class IB Shares                                  .70       .25       .09       1.04(12)
    Putnam VT International Growth Fund - Class IB Shares                             .76       .25       .18       1.19(12)
    Putnam VT Vista Fund - Class IB Shares                                            .61       .25       .06        .92(12)



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7 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
(continued)

                                                                                 Management    12b-1     Other
                                                                                    fees       fees    expenses     Total
Wells Fargo VT
    Asset Allocation Fund                                                             .49%      .25%      .26%      1.00%(13)
    Corporate Bond Fund                                                               .21       .25       .44        .90(13)
    Equity Income Fund                                                                .32       .25       .43       1.00(13)
    Equity Value Fund                                                                 .39       .25       .36       1.00(13)
    Growth Fund                                                                       .28       .25       .47       1.00(13)
    International Equity Fund                                                          --       .25       .75       1.00(13)
    Large Company Growth Fund                                                         .54       .25       .21       1.00(13)
    Money Market Fund                                                                 .27       .25       .33        .85(13)
    Small Cap Growth Fund                                                             .63       .25       .32       1.20(13)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The expenses are for the fiscal year ended Dec. 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(5) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Absent this reimbursement, "Other expenses," and "Total" would have been 2.94% and 3.77%.

(6)  The Fund administration fee is paid indirectly through the management fee.

(7) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(8) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management fees" and "Total" would have been 0.53% and 1.09% for Franklin Small Cap Fund - Class 2 and 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.

(9) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(10) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.89% for Investors Trust Series and 0.92% for Utilities Series.

(11) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.

(12) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(13) Amounts represent expenses based on historical data from 2001 with the exception of the Asset Allocation Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund, and Small Cap Growth Fund which are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fees," and "Total" would have been 0.55% and 1.06% for Asset Allocation Fund, 0.45% and 1.14% for Corporate Bond Fund, 0.55% and 1.23% for Equity Income Fund, 0.55% and 1.16% for Equity Value Fund, 0.55% and 1.27% for Growth Fund, 0.75% and 3.40% for International Equity Fund, 0.55% and 1.01% for Large Company Growth Fund, 0.40% and 0.98% for Money Market Fund, and 0.75% and 1.32% for Small Cap Growth Fund.


--------------------------------------------------------------------------------
8 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Examples*: The expense examples for each fund show the least expensive (base contract with no optional riders) and most expensive contract feature combinations for the contract Option L and contract Option C. Your actual expenses may be different depending on the contract feature combination you choose. Keep in mind that contract Option C carries no withdrawal charges. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

You would pay the following expenses on a $1,000 investment if you selected contract Option L with the Return of Purchase Payments Death Benefit and assuming a 5% annual return and ...

                                                           a total withdrawal at the      no withdrawal or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Blue Chip Advantage
Fund
   base contract with no optional riders              $105.43 $147.51  $122.83  $262.96       $23.29  $ 71.75  $122.83 $262.96
   optional BPP rider                                  109.20  158.89   143.27   303.50        27.39    84.04   143.27  303.50
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders               105.52  147.79   123.34   264.00        23.39    72.06   123.34  264.00
   optional BPP rider                                  109.29  159.18   143.78   304.49        27.49    84.34   143.78  304.49
AXP(R) Variable Portfolio - Diversified Equity
Income Fund
   base contract with no optional riders               106.18  149.79   126.95   271.20        24.11    74.21   126.95  271.20
   optional BPP rider                                  109.95  161.16   147.32   311.41        28.21    86.48   147.32  311.41
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders               105.80  148.65   124.89   267.09        23.70    72.98   124.89  267.09
   optional BPP rider                                  109.57  160.03   145.30   307.46        27.80    85.26   145.30  307.46
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders               105.80  148.65   124.89   267.09        23.70    72.98   124.89  267.09
   optional BPP rider                                  109.57  160.03   145.30   307.46        27.80    85.26   145.30  307.46
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders               105.43  147.51   122.83   262.96        23.29    71.75   122.83  262.96
   optional BPP rider                                  109.20  158.89   143.27   303.50        27.39    84.04   143.27  303.50
AXP(R) Variable Portfolio - Partners Small Cap
Value Fund
   base contract with no optional riders               111.93  167.09   157.88   331.89        30.36    92.88   157.88  331.89
   optional BPP rider                                  115.70  178.31   177.74   369.73        34.46   105.00   177.74  369.73
AXP(R) Variable Portfolio - Small Cap Advantage
Fund
   base contract with no optional riders               108.44  156.62   139.21   295.52        26.57    81.59   139.21  295.52
   optional BPP rider                                  112.21  167.93   159.38   334.78        30.67    93.79   159.38  334.78
AIM V.I. Capital Appreciation Fund, Series I Shares
   base contract with no optional riders               105.99  149.22   125.92   269.15        23.90    73.60   125.92  269.15
   optional BPP rider                                  109.76  160.59   146.31   309.44        28.00    85.87   146.31  309.44
AIM V.I. Premier Equity Fund, Series I Shares
   base contract with no optional riders               105.99  149.22   125.92   269.15        23.90    73.60   125.92  269.15
   optional BPP rider                                  109.76  160.59   146.31   309.44        28.00    85.87   146.31  309.44
The Dreyfus Socially Responsible Growth
Fund, Inc. - Initial Share Class
   base contract with no optional riders               105.33  147.22   122.31   261.93        23.19    71.44   122.31  261.93
   optional BPP rider                                  109.10  158.61   142.77   302.50        27.29    83.73   142.77  302.50
Fidelity(R) VIP Dynamic Capital Appreciation
Portfolio Service Class 2
   base contract with no optional riders               114.48  174.67   171.32   357.60        33.13   101.07   171.32  357.60
   optional BPP rider                                  118.25  185.83   190.96   394.42        37.23   113.12   190.96  394.42
Fidelity(R) VIP High Income Portfolio Service
Class 2
   base contract with no optional riders               107.22  152.93   132.58   282.42        25.24    77.60   132.58  282.42
   optional BPP rider                                  110.99  164.27   152.87   322.19        29.34    89.84   152.87  322.19



--------------------------------------------------------------------------------
9 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with the Return of Purchase Payments Death Benefit and assuming a 5% annual return and ... (continued)


                                                           a total withdrawal at the      no withdrawal or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders              $106.84 $151.79  $130.54  $278.35       $24.83   $76.37  $130.54 $278.35
   optional BPP rider                                  110.61  163.14   150.85   318.29        28.93    88.62   150.85  318.29
FTVIPT Franklin Income Securities Fund - Class 2
   base contract with no optional riders               105.33  147.22   122.31   261.93        23.19    71.44   122.31  261.93
   optional BPP rider                                  109.10  158.61   142.77   302.50        27.29    83.73   142.77  302.50
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders               105.90  148.94   125.40   268.12        23.80    73.29   125.40  268.12
   optional BPP rider                                  109.67  160.31   145.81   308.45        27.90    85.56   145.81  308.45
FTVIPT Franklin Small Cap Fund - Class 2
   base contract with no optional riders               107.50  153.78   134.12   285.46        25.54    78.52   134.12  285.46
   optional BPP rider                                  111.27  165.11   154.37   325.11        29.64    90.75   154.37  325.11
FTVIPT Franklin Small Cap Value Securities Fund -
Class 2
   base contract with no optional riders               107.59  154.07   134.63   286.47        25.65    78.83   134.63  286.47
   optional BPP rider                                  111.37  165.40   154.88   326.08        29.75    91.06   154.88  326.08
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders               107.78  154.63   135.65   288.49        25.85    79.44   135.65  288.49
   optional BPP rider                                  111.55  165.96   155.88   328.02        29.95    91.67   155.88  328.02
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders               105.61  148.08   123.86   265.03        23.49    72.36   123.86  265.03
   optional BPP rider                                  109.39  159.46   144.29   305.48        27.59    84.65   144.29  305.48
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders               106.75  151.50   130.02   277.33        24.72    76.06   130.02  277.33
   optional BPP rider                                  110.52  162.86   150.35   317.31        28.82    88.31   150.35  317.31
MFS(R) Investors Trust Series - Initial Class
   base contract with no optional riders               106.46  150.65   128.49   274.27        24.42    75.14   128.49  274.27
   optional BPP rider                                  110.23  162.01   148.84   314.36        28.52    87.40   148.84  314.36
MFS(R) Utilities Series - Initial Class
   base contract with no optional riders               106.75  151.50   130.02   277.33        24.72    76.06   130.02  277.33
   optional BPP rider                                  110.52  162.86   150.35   317.31        28.82    88.31   150.35  317.31
Oppenheimer Global Securities Fund/VA, Service
Shares
   base contract with no optional riders               106.93  152.07   131.05   279.37        24.93    76.67   131.05  279.37
   optional BPP rider                                  110.71  163.42   151.36   319.26        29.03    88.92   151.36  319.26
Oppenheimer Strategic Bond Fund/VA, Service Shares
   base contract with no optional riders               107.59  154.07   134.63   286.47        25.65    78.83   134.63  286.47
   optional BPP rider                                  111.37  165.40   154.88   326.08        29.75    91.06   154.88  326.08
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders               107.78  154.63   135.65   288.49        25.85    79.44   135.65  288.49
   optional BPP rider                                  111.55  165.96   155.88   328.02        29.95    91.67   155.88  328.02
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders               109.20  158.89   143.27   303.50        27.39    84.04   143.27  303.50
   optional BPP rider                                  112.97  170.18   163.38   342.45        31.49    96.22   163.38  342.45



--------------------------------------------------------------------------------
10 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with the Return of Purchase Payments Death Benefit and assuming a 5% annual return and ... (continued)

                                                           a total withdrawal at the      no withdrawal or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders              $106.65 $151.22  $129.51  $276.31       $24.62   $75.75  $129.51 $276.31
   optional BPP rider                                  110.42  162.57   149.85   316.33        28.72    88.01   149.85  316.33
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders               107.41  153.50   133.61   284.44        25.44    78.21   133.61  284.44
   optional BPP rider                                  111.18  164.83   153.87   324.14        29.54    90.45   153.87  324.14
Wells Fargo VT Corporate Bond Fund
   base contract with no optional riders               106.46  150.65   128.49   274.27        24.42    75.14   128.49  274.27
   optional BPP rider                                  110.23  162.01   148.84   314.36        28.52    87.40   148.84  314.36
Wells Fargo VT Equity Income Fund
   base contract with no optional riders               107.41  153.50   133.61   284.44        25.44    78.21   133.61  284.44
   optional BPP rider                                  111.18  164.83   153.87   324.14        29.54    90.45   153.87  324.14
Wells Fargo VT Equity Value Fund
   base contract with no optional riders               107.41  153.50   133.61   284.44        25.44    78.21   133.61  284.44
   optional BPP rider                                  111.18  164.83   153.87   324.14        29.54    90.45   153.87  324.14
Wells Fargo VT Growth Fund
   base contract with no optional riders               107.41  153.50   133.61   284.44        25.44    78.21   133.61  284.44
   optional BPP rider                                  111.18  164.83   153.87   324.14        29.54    90.45   153.87  324.14
Wells Fargo VT International Equity Fund
   base contract with no optional riders               107.41  153.50   133.61   284.44        25.44    78.21   133.61  284.44
   optional BPP rider                                  111.18  164.83   153.87   324.14        29.54    90.45   153.87  324.14
Wells Fargo VT Large Company Growth Fund
   base contract with no optional riders               107.41  153.50   133.61   284.44        25.44    78.21   133.61  284.44
   optional BPP rider                                  111.18  164.83   153.87   324.14        29.54    90.45   153.87  324.14
Wells Fargo VT Money Market Fund
   base contract with no optional riders               105.99  149.22   125.92   269.15        23.90    73.60   125.92  269.15
   optional BPP rider                                  109.76  160.59   146.31   309.44        28.00    85.87   146.31  309.44
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders               109.29  159.18   143.78   304.49        27.49    84.34   143.78  304.49
   optional BPP rider                                  113.06  170.46   163.88   343.40        31.59    96.53   163.88  343.40



--------------------------------------------------------------------------------
11 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the  following  expenses on a $1,000  investment  if you  selected contract Option L with the MAV Death Benefit and assuming a 5% annual return and
....

                                                           a total withdrawal at the      no withdrawal or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Blue Chip Advantage
Fund
   base contract with no optional riders              $106.37 $150.36  $127.97  $273.25       $24.31  $ 74.83  $127.97 $273.25
   optional BPP rider                                  110.14  161.72   148.33   313.38        28.41    87.09   148.33  313.38
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders               106.46  150.65   128.49   274.27        24.42    75.14   128.49  274.27
   optional BPP rider                                  110.23  162.01   148.84   314.36        28.52    87.40   148.84  314.36
AXP(R) Variable Portfolio - Diversified Equity
Income Fund
   base contract with no optional riders               107.12  152.64   132.07   281.40        25.13    77.29   132.07  281.40
   optional BPP rider                                  110.89  163.99   152.36   321.22        29.23    89.53   152.36  321.22
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders               106.75  151.50   130.02   277.33        24.72    76.06   130.02  277.33
   optional BPP rider                                  110.52  162.86   150.35   317.31        28.82    88.31   150.35  317.31
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders               106.75  151.50   130.02   277.33        24.72    76.06   130.02  277.33
   optional BPP rider                                  110.52  162.86   150.35   317.31        28.82    88.31   150.35  317.31
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders               106.37  150.36   127.97   273.25        24.31    74.83   127.97  273.25
   optional BPP rider                                  110.14  161.72   148.33   313.38        28.41    87.09   148.33  313.38
AXP(R) Variable Portfolio - Partners Small Cap
Value Fund
   base contract with no optional riders               112.87  169.90   162.88   341.49        31.39    95.92   162.88  341.49
   optional BPP rider                                  116.65  181.10   182.65   378.95        35.49   108.01   182.65  378.95
AXP(R) Variable Portfolio - Small Cap Advantage
Fund
   base contract with no optional riders               109.39  159.46   144.29   305.48        27.59    84.65   144.29  305.48
   optional BPP rider                                  113.16  170.75   164.37   344.36        31.69    96.83   164.37  344.36
AIM V.I. Capital Appreciation Fund, Series I Shares
   base contract with no optional riders               106.93  152.07   131.05   279.37        24.93    76.67   131.05  279.37
   optional BPP rider                                  110.71  163.42   151.36   319.26        29.03    88.92   151.36  319.26
AIM V.I. Premier Equity Fund, Series I Shares
   base contract with no optional riders               106.93  152.07   131.05   279.37        24.93    76.67   131.05  279.37
   optional BPP rider                                  110.71  163.42   151.36   319.26        29.03    88.92   151.36  319.26
The Dreyfus Socially Responsible Growth
Fund, Inc. - Initial Share Class
   base contract with no optional riders               106.27  150.08   127.46   272.22        24.21    74.52   127.46  272.22
   optional BPP rider                                  110.05  161.44   147.83   312.40        28.31    86.79   147.83  312.40
Fidelity(R) VIP Dynamic Capital Appreciation
Portfolio Service Class 2
   base contract with no optional riders               115.42  177.47   176.26   366.94        34.15   104.09   176.26  366.94
   optional BPP rider                                  119.19  188.61   195.81   403.40        38.25   116.11   195.81  403.40
Fidelity(R) VIP High Income Portfolio Service
Class 2
   base contract with no optional riders               108.16  155.77   137.69   292.51        26.26    80.67   137.69  292.51
   optional BPP rider                                  111.93  167.09   157.88   331.89        30.36    92.88   157.88  331.89
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders               107.78  154.63   135.65   288.49        25.85    79.44   135.65  288.49
   optional BPP rider                                  111.55  165.96   155.88   328.02        29.95    91.67   155.88  328.02



--------------------------------------------------------------------------------
12 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with the MAV Death Benefit and assuming a 5% annual return and
.... (continued)

                                                           a total withdrawal at the      no withdrawal or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
FTVIPT Franklin Income Securities Fund - Class 2
   base contract with no optional riders              $106.27 $150.08  $127.46  $272.22       $24.21   $74.52  $127.46 $272.22
   optional BPP rider                                  110.05  161.44   147.83   312.40        28.31    86.79   147.83  312.40
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders               106.84  151.79   130.54   278.35        24.83    76.37   130.54  278.35
   optional BPP rider                                  110.61  163.14   150.85   318.29        28.93    88.62   150.85  318.29
FTVIPT Franklin Small Cap Fund - Class 2
   base contract with no optional riders               108.44  156.62   139.21   295.52        26.57    81.59   139.21  295.52
   optional BPP rider                                  112.21  167.93   159.38   334.78        30.67    93.79   159.38  334.78
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
   base contract with no optional riders               108.54  156.91   139.72   296.52        26.67    81.89   139.72  296.52
   optional BPP rider                                  112.31  168.21   159.88   335.74        30.77    94.10   159.88  335.74
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders               108.73  157.47   140.74   298.52        26.88    82.51   140.74  298.52
   optional BPP rider                                  112.50  168.78   160.88   337.66        30.98    94.71   160.88  337.66
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders               106.56  150.93   129.00   275.29        24.52    75.44   129.00  275.29
   optional BPP rider                                  110.33  162.29   149.34   315.35        28.62    87.70   149.34  315.35
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders               107.69  154.35   135.14   287.48        25.75    79.13   135.14  287.48
   optional BPP rider                                  111.46  165.68   155.38   327.05        29.85    91.36   155.38  327.05
MFS(R) Investors Trust Series - Initial Class
   base contract with no optional riders               107.41  153.50   133.61   284.44        25.44    78.21   133.61  284.44
   optional BPP rider                                  111.18  164.83   153.87   324.14        29.54    90.45   153.87  324.14
MFS(R) Utilities Series - Initial Class
   base contract with no optional riders               107.69  154.35   135.14   287.48        25.75    79.13   135.14  287.48
   optional BPP rider                                  111.46  165.68   155.38   327.05        29.85    91.36   155.38  327.05
Oppenheimer Global Securities Fund/VA, Service
Shares
   base contract with no optional riders               107.88  154.92   136.16   289.49        25.95    79.75   136.16  289.49
   optional BPP rider                                  111.65  166.24   156.38   328.99        30.05    91.97   156.38  328.99
Oppenheimer Strategic Bond Fund/VA, Service Shares
   base contract with no optional riders               108.54  156.91   139.72   296.52        26.67    81.89   139.72  296.52
   optional BPP rider                                  112.31  168.21   159.88   335.74        30.77    94.10   159.88  335.74
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders               108.73  157.47   140.74   298.52        26.88    82.51   140.74  298.52
   optional BPP rider                                  112.50  168.78   160.88   337.66        30.98    94.71   160.88  337.66
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders               110.14  161.72   148.33   313.38        28.41    87.09   148.33  313.38
   optional BPP rider                                  113.91  172.99   168.35   351.95        32.51    99.25   168.35  351.95
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders               107.59  154.07   134.63   286.47        25.65    78.83   134.63  286.47
   optional BPP rider                                  111.37  165.40   154.88   326.08        29.75    91.06   154.88  326.08



--------------------------------------------------------------------------------
13 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with the MAV Death Benefit and assuming a 5% annual return and
.... (continued)

                                                           a total withdrawal at the      no withdrawal or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders              $108.35 $156.34  $138.70  $294.52       $26.47   $81.28  $138.70 $294.52
   optional BPP rider                                  112.12  167.65   158.88   333.82        30.57    93.49   158.88  333.82
Wells Fargo VT Corporate Bond Fund
   base contract with no optional riders               107.41  153.50   133.61   284.44        25.44    78.21   133.61  284.44
   optional BPP rider                                  111.18  164.83   153.87   324.14        29.54    90.45   153.87  324.14
Wells Fargo VT Equity Income Fund
   base contract with no optional riders               108.35  156.34   138.70   294.52        26.47    81.28   138.70  294.52
   optional BPP rider                                  112.12  167.65   158.88   333.82        30.57    93.49   158.88  333.82
Wells Fargo VT Equity Value Fund
   base contract with no optional riders               108.35  156.34   138.70   294.52        26.47    81.28   138.70  294.52
   optional BPP rider                                  112.12  167.65   158.88   333.82        30.57    93.49   158.88  333.82
Wells Fargo VT Growth Fund
   base contract with no optional riders               108.35  156.34   138.70   294.52        26.47    81.28   138.70  294.52
   optional BPP rider                                  112.12  167.65   158.88   333.82        30.57    93.49   158.88  333.82
Wells Fargo VT International Equity Fund
   base contract with no optional riders               108.35  156.34   138.70   294.52        26.47    81.28   138.70  294.52
   optional BPP rider                                  112.12  167.65   158.88   333.82        30.57    93.49   158.88  333.82
Wells Fargo VT Large Company Growth Fund
   base contract with no optional riders               108.35  156.34   138.70   294.52        26.47    81.28   138.70  294.52
   optional BPP rider                                  112.12  167.65   158.88   333.82        30.57    93.49   158.88  333.82
Wells Fargo VT Money Market Fund
   base contract with no optional riders               106.93  152.07   131.05   279.37        24.93    76.67   131.05  279.37
   optional BPP rider                                  110.71  163.42   151.36   319.26        29.03    88.92   151.36  319.26
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders               110.23  162.01   148.84   314.36        28.52    87.40   148.84  314.36
   optional BPP rider                                  114.01  173.27   168.85   352.89        32.62    99.56   168.85  352.89



--------------------------------------------------------------------------------
14 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with the Enhanced Death Benefit and assuming a 5% annual return and ...

                                                           a total withdrawal at the      no withdrawal or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Blue Chip Advantage
Fund
   base contract with no optional riders              $108.25 $156.06  $138.20  $293.51       $26.36  $ 80.97  $138.20 $293.51
   optional GMIB rider                                 114.30  174.95   162.18   358.27        32.66   100.58   162.18  358.27
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders               108.35  156.34   138.70   294.52        26.47    81.28   138.70  294.52
   optional GMIB rider                                 114.40  175.23   162.69   359.26        32.77   100.88   162.69  359.26
AXP(R) Variable Portfolio - Diversified Equity
Income Fund
   base contract with no optional riders               109.01  158.33   142.26   301.51        27.18    83.42   142.26  301.51
   optional GMIB rider                                 115.06  177.21   166.22   366.14        33.48   103.02   166.22  366.14
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders               108.63  157.19   140.23   297.52        26.77    82.20   140.23  297.52
   optional GMIB rider                                 114.68  176.08   164.20   362.21        33.07   101.80   164.20  362.21
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders               108.63  157.19   140.23   297.52        26.77    82.20   140.23  297.52
   optional GMIB rider                                 114.68  176.08   164.20   362.21        33.07   101.80   164.20  362.21
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders               108.25  156.06   138.20   293.51        26.36    80.97   138.20  293.51
   optional GMIB rider                                 114.30  174.95   162.18   358.27        32.66   100.58   162.18  358.27
AXP(R) Variable Portfolio - Partners Small Cap
Value Fund
   base contract with no optional riders               114.76  175.51   172.81   360.41        33.44   101.98   172.81  360.41
   optional GMIB rider                                 120.81  194.35   196.56   424.06        39.74   121.51   196.56  424.06
AXP(R) Variable Portfolio - Small Cap Advantage
Fund
   base contract with no optional riders               111.27  165.11   154.37   325.11        29.64    90.75   154.37  325.11
   optional GMIB rider                                 117.32  183.98   178.25   389.35        35.94   110.33   178.25  389.35
AIM V.I. Capital Appreciation Fund, Series I
Shares
   base contract with no optional riders               108.82  157.76   141.25   299.52        26.98    82.81   141.25  299.52
   optional GMIB rider                                 114.87  176.65   165.21   364.18        33.28   102.41   165.21  364.18
AIM V.I. Premier Equity Fund, Series I Shares
   base contract with no optional riders               108.82  157.76   141.25   299.52        26.98    82.81   141.25  299.52
   optional GMIB rider                                 114.87  176.65   165.21   364.18        33.28   102.41   165.21  364.18
The Dreyfus Socially Responsible Growth
Fund, Inc. - Initial Share Class
   base contract with no optional riders               108.16  155.77   137.69   292.51        26.26    80.67   137.69  292.51
   optional GMIB rider                                 114.21  174.67   161.68   357.29        32.56   100.27   161.68  357.29
Fidelity(R) VIP Dynamic Capital Appreciation
Portfolio Service Class 2
   base contract with no optional riders               117.31  183.05   186.08   385.35        36.20   110.11   186.08  385.35
   optional GMIB rider                                 123.35  201.86   209.75   448.57        42.50   129.63   209.75  448.57
Fidelity(R) VIP High Income Portfolio Service
Class 2
   base contract with no optional riders               110.05  161.44   147.83   312.40        28.31    86.79   147.83  312.40
   optional GMIB rider                                 116.09  180.32   171.75   376.85        34.61   106.37   171.75  376.85
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders               109.67  160.31   145.81   308.45        27.90    85.56   145.81  308.45
   optional GMIB rider                                 115.72  179.19   169.74   372.97        34.20   105.16   169.74  372.97



--------------------------------------------------------------------------------
15 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with the Enhanced Death Benefit and assuming a 5% annual return and ... (continued)

                                                           a total withdrawal at the      no withdrawal or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
FTVIPT Franklin Income Securities Fund - Class 2
   base contract with no optional riders              $108.16 $155.77  $137.69  $292.51       $26.26  $ 80.67  $137.69 $292.51
   optional GMIB rider                                 114.21  174.67   161.68   357.29        32.56   100.27   161.68  357.29
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders               108.73  157.47   140.74   298.52        26.88    82.51   140.74  298.52
   optional GMIB rider                                 114.77  176.36   164.71   363.20        33.18   102.11   164.71  363.20
FTVIPT Franklin Small Cap Fund - Class 2
   base contract with no optional riders               110.33  162.29   149.34   315.35        28.62    87.70   149.34  315.35
   optional GMIB rider                                 116.38  181.16   173.25   379.75        34.92   107.29   173.25  379.75
FTVIPT Franklin Small Cap Value Securities
Fund - Class 2
   base contract with no optional riders               110.42  162.57   149.85   316.33        28.72    88.01   149.85  316.33
   optional GMIB rider                                 116.47  181.45   173.76   380.71        35.02   107.59   173.76  380.71
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders               110.61  163.14   150.85   318.29        28.93    88.62   150.85  318.29
   optional GMIB rider                                 116.66  182.01   174.76   382.64        35.23   108.20   174.76  382.64
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders               108.44  156.62   139.21   295.52        26.57    81.59   139.21  295.52
   optional GMIB rider                                 114.49  175.52   163.19   360.25        32.87   101.19   163.19  360.25
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders               109.57  160.03   145.30   307.46        27.80    85.26   145.30  307.46
   optional GMIB rider                                 115.62  178.91   169.24   371.99        34.10   104.85   169.24  371.99
MFS(R) Investors Trust Series - Initial Class
   base contract with no optional riders               109.29  159.18   143.78   304.49        27.49    84.34   143.78  304.49
   optional GMIB rider                                 115.34  178.06   167.73   369.07        33.79   103.94   167.73  369.07
MFS(R) Utilities Series - Initial Class
   base contract with no optional riders               109.57  160.03   145.30   307.46        27.80    85.26   145.30  307.46
   optional GMIB rider                                 115.62  178.91   169.24   371.99        34.10   104.85   169.24  371.99
Oppenheimer Global Securities Fund/VA, Service
Shares
   base contract with no optional riders               109.76  160.59   146.31   309.44        28.00    85.87   146.31  309.44
   optional GMIB rider                                 115.81  179.47   170.25   373.94        34.30   105.46   170.25  373.94
Oppenheimer Strategic Bond Fund/VA, Service Shares
   base contract with no optional riders               110.42  162.57   149.85   316.33        28.72    88.01   149.85  316.33
   optional GMIB rider                                 116.47  181.45   173.76   380.71        35.02   107.59   173.76  380.71
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders               110.61  163.14   150.85   318.29        28.93    88.62   150.85  318.29
   optional GMIB rider                                 116.66  182.01   174.76   382.64        35.23   108.20   174.76  382.64
Putnam VT International Growth Fund - Class IB
Shares
   base contract with no optional riders               112.03  167.37   158.38   332.86        30.46    93.19   158.38  332.86
   optional GMIB rider                                 118.07  186.23   182.24   396.96        36.76   112.75   182.24  396.96
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders               109.48  159.74   144.79   306.47        27.70    84.95   144.79  306.47
   optional GMIB rider                                 115.53  178.63   168.74   371.02        34.00   104.55   168.74  371.02



--------------------------------------------------------------------------------
16 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option L with the Enhanced Death Benefit and assuming a 5% annual return and ... (continued)

                                                           a total withdrawal at the      no withdrawal or selection of an annuity
                                                            end of each time period      payout plan at the end of each time period
                                                       1 year  3 years  5 years 10 years      1 year   3 years  5 years 10 years
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders              $110.23 $162.01  $148.84  $314.36       $28.52  $ 87.40  $148.84 $314.36
   optional GMIB rider                                 116.28  180.88   172.75   378.78        34.82   106.98   172.75  378.78
Wells Fargo VT Corporate Bond Fund
   base contract with no optional riders               109.29  159.18   143.78   304.49        27.49    84.34   143.78  304.49
   optional GMIB rider                                 115.34  178.06   167.73   369.07        33.79   103.94   167.73  369.07
Wells Fargo VT Equity Income Fund
   base contract with no optional riders               110.23  162.01   148.84   314.36        28.52    87.40   148.84  314.36
   optional GMIB rider                                 116.28  180.88   172.75   378.78        34.82   106.98   172.75  378.78
Wells Fargo VT Equity Value Fund
   base contract with no optional riders               110.23  162.01   148.84   314.36        28.52    87.40   148.84  314.36
   optional GMIB rider                                 116.28  180.88   172.75   378.78        34.82   106.98   172.75  378.78
Wells Fargo VT Growth Fund
   base contract with no optional riders               110.23  162.01   148.84   314.36        28.52    87.40   148.84  314.36
   optional GMIB rider                                 116.28  180.88   172.75   378.78        34.82   106.98   172.75  378.78
Wells Fargo VT International Equity Fund
   base contract with no optional riders               110.23  162.01   148.84   314.36        28.52    87.40   148.84  314.36
   optional GMIB rider                                 116.28  180.88   172.75   378.78        34.82   106.98   172.75  378.78
Wells Fargo VT Large Company Growth Fund
   base contract with no optional riders               110.23  162.01   148.84   314.36        28.52    87.40   148.84  314.36
   optional GMIB rider                                 116.28  180.88   172.75   378.78        34.82   106.98   172.75  378.78
Wells Fargo VT Money Market Fund
   base contract with no optional riders               108.82  157.76   141.25   299.52        26.98    82.81   141.25  299.52
   optional GMIB rider                                 114.87  176.65   165.21   364.18        33.28   102.41   165.21  364.18
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders               112.12  167.65   158.88   333.82        30.57    93.49   158.88  333.82
   optional GMIB rider                                 118.17  186.51   182.73   397.91        36.87   113.06   182.73  397.91



--------------------------------------------------------------------------------
17 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with the Return of Purchase Payments Death Benefit and assuming a 5% annual return and ...

                                                                                                  a total withdrawal at the
                                                                                                   end of each time period
                                                                                              1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
   base contract with no optional riders                                                      $24.31  $ 74.83  $127.97 $273.25
   optional BPP rider                                                                          28.41    87.09   148.33  313.38
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders                                                       24.42    75.14   128.49  274.27
   optional BPP rider                                                                          28.52    87.40   148.84  314.36
AXP(R) Variable Portfolio - Diversified Equity Income Fund
   base contract with no optional riders                                                       25.13    77.29   132.07  281.40
   optional BPP rider                                                                          29.23    89.53   152.36  321.22
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders                                                       24.72    76.06   130.02  277.33
   optional BPP rider                                                                          28.82    88.31   150.35  317.31
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders                                                       24.72    76.06   130.02  277.33
   optional BPP rider                                                                          28.82    88.31   150.35  317.31
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders                                                       24.31    74.83   127.97  273.25
   optional BPP rider                                                                          28.41    87.09   148.33  313.38
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
   base contract with no optional riders                                                       31.39    95.92   162.88  341.49
   optional BPP rider                                                                          35.49   108.01   182.65  378.95
AXP(R) Variable Portfolio - Small Cap Advantage Fund
   base contract with no optional riders                                                       27.59    84.65   144.29  305.48
   optional BPP rider                                                                          31.69    96.83   164.37  344.36
AIM V.I. Capital Appreciation Fund, Series I Shares
   base contract with no optional riders                                                       24.93    76.67   131.05  279.37
   optional BPP rider                                                                          29.03    88.92   151.36  319.26
AIM V.I. Premier Equity Fund, Series I Shares
   base contract with no optional riders                                                       24.93    76.67   131.05  279.37
   optional BPP rider                                                                          29.03    88.92   151.36  319.26
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class
   base contract with no optional riders                                                       24.21    74.52   127.46  272.22
   optional BPP rider                                                                          28.31    86.79   147.83  312.40
Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
   base contract with no optional riders                                                       34.15   104.09   176.26  366.94
   optional BPP rider                                                                          38.25   116.11   195.81  403.40
Fidelity(R) VIP High Income Portfolio Service Class 2
   base contract with no optional riders                                                       26.26    80.67   137.69  292.51
   optional BPP rider                                                                          30.36    92.88   157.88  331.89
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders                                                       25.85    79.44   135.65  288.49
   optional BPP rider                                                                          29.95    91.67   155.88  328.02



--------------------------------------------------------------------------------
18 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with the Return of Purchase Payments Death Benefit and assuming a 5% annual return and ... (continued)

                                                                                                  a total withdrawal at the
                                                                                                   end of each time period
                                                                                              1 year   3 years  5 years 10 years
FTVIPT Franklin Income Securities Fund - Class 2
   base contract with no optional riders                                                      $24.21   $74.52  $127.46 $272.22
   optional BPP rider                                                                          28.31    86.79   147.83  312.40
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                                                       24.83    76.37   130.54  278.35
   optional BPP rider                                                                          28.93    88.62   150.85  318.29
FTVIPT Franklin Small Cap Fund - Class 2
   base contract with no optional riders                                                       26.57    81.59   139.21  295.52
   optional BPP rider                                                                          30.67    93.79   159.38  334.78
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
   base contract with no optional riders                                                       26.67    81.89   139.72  296.52
   optional BPP rider                                                                          30.77    94.10   159.88  335.74
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                                                       26.88    82.51   140.74  298.52
   optional BPP rider                                                                          30.98    94.71   160.88  337.66
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                                                       24.52    75.44   129.00  275.29
   optional BPP rider                                                                          28.62    87.70   149.34  315.35
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders                                                       25.75    79.13   135.14  287.48
   optional BPP rider                                                                          29.85    91.36   155.38  327.05
MFS(R) Investors Trust Series - Initial Class
   base contract with no optional riders                                                       25.44    78.21   133.61  284.44
   optional BPP rider                                                                          29.54    90.45   153.87  324.14
MFS(R) Utilities Series - Initial Class
   base contract with no optional riders                                                       25.75    79.13   135.14  287.48
   optional BPP rider                                                                          29.85    91.36   155.38  327.05
Oppenheimer Global Securities Fund/VA, Service Shares
   base contract with no optional riders                                                       25.95    79.75   136.16  289.49
   optional BPP rider                                                                          30.05    91.97   156.38  328.99
Oppenheimer Strategic Bond Fund/VA, Service Shares
   base contract with no optional riders                                                       26.67    81.89   139.72  296.52
   optional BPP rider                                                                          30.77    94.10   159.88  335.74
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders                                                       26.88    82.51   140.74  298.52
   optional BPP rider                                                                          30.98    94.71   160.88  337.66
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional riders                                                       28.41    87.09   148.33  313.38
   optional BPP rider                                                                          32.51    99.25   168.35  351.95
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                                                       25.65    78.83   134.63  286.47
   optional BPP rider                                                                          29.75    91.06   154.88  326.08



--------------------------------------------------------------------------------
19 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with the Return of Purchase Payments Death Benefit and assuming a 5% annual return and ... (continued)

                                                                                                  a total withdrawal at the
                                                                                                   end of each time period
                                                                                              1 year   3 years  5 years 10 years
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders                                                      $26.47   $81.28  $138.70 $294.52
   optional BPP rider                                                                          30.57    93.49   158.88  333.82
Wells Fargo VT Corporate Bond Fund
   base contract with no optional riders                                                       25.44    78.21   133.61  284.44
   optional BPP rider                                                                          29.54    90.45   153.87  324.14
Wells Fargo VT Equity Income Fund
   base contract with no optional riders                                                       26.47    81.28   138.70  294.52
   optional BPP rider                                                                          30.57    93.49   158.88  333.82
Wells Fargo VT Equity Value Fund
   base contract with no optional riders                                                       26.47    81.28   138.70  294.52
   optional BPP rider                                                                          30.57    93.49   158.88  333.82
Wells Fargo VT Growth Fund
   base contract with no optional riders                                                       26.47    81.28   138.70  294.52
   optional BPP rider                                                                          30.57    93.49   158.88  333.82
Wells Fargo VT International Equity Fund
   base contract with no optional riders                                                       26.47    81.28   138.70  294.52
   optional BPP rider                                                                          30.57    93.49   158.88  333.82
Wells Fargo VT Large Company Growth Fund
   base contract with no optional riders                                                       26.47    81.28   138.70  294.52
   optional BPP rider                                                                          30.57    93.49   158.88  333.82
Wells Fargo VT Money Market Fund
   base contract with no optional riders                                                       24.93    76.67   131.05  279.37
   optional BPP rider                                                                          29.03    88.92   151.36  319.26
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders                                                       28.52    87.40   148.84  314.36
   optional BPP rider                                                                          32.62    99.56   168.85  352.89



--------------------------------------------------------------------------------
20 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with the MAV Death Benefit and assuming a 5% annual return and
....
                                                                                                  a total withdrawal at the
                                                                                                   end of each time period
                                                                                              1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
   base contract with no optional riders                                                      $25.34  $ 77.90  $133.09 $283.43
   optional BPP rider                                                                          29.44    90.14   153.37  323.17
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders                                                       25.44    78.21   133.61  284.44
   optional BPP rider                                                                          29.54    90.45   153.87  324.14
AXP(R) Variable Portfolio - Diversified Equity Income Fund
   base contract with no optional riders                                                       26.16    80.36   137.18  291.51
   optional BPP rider                                                                          30.26    92.58   157.38  330.93
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders                                                       25.75    79.13   135.14  287.48
   optional BPP rider                                                                          29.85    91.36   155.38  327.05
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders                                                       25.75    79.13   135.14  287.48
   optional BPP rider                                                                          29.85    91.36   155.38  327.05
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders                                                       25.34    77.90   133.09  283.43
   optional BPP rider                                                                          29.44    90.14   153.37  323.17
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
   base contract with no optional riders                                                       32.41    98.95   167.85  351.00
   optional BPP rider                                                                          36.51   111.02   187.54  388.08
AXP(R) Variable Portfolio - Small Cap Advantage Fund
   base contract with no optional riders                                                       28.62    87.70   149.34  315.35
   optional BPP rider                                                                          32.72    99.86   169.34  353.83
AIM V.I. Capital Appreciation Fund, Series I Shares
   base contract with no optional riders                                                       25.95    79.75   136.16  289.49
   optional BPP rider                                                                          30.05    91.97   156.38  328.99
AIM V.I. Premier Equity Fund, Series I Shares
   base contract with no optional riders                                                       25.95    79.75   136.16  289.49
   optional BPP rider                                                                          30.05    91.97   156.38  328.99
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class
   base contract with no optional riders                                                       25.24    77.60   132.58  282.42
   optional BPP rider                                                                          29.34    89.84   152.87  322.19
Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
   base contract with no optional riders                                                       35.18   107.11   181.18  376.20
   optional BPP rider                                                                          39.28   119.10   200.65  412.28
Fidelity(R) VIP High Income Portfolio Service Class 2
   base contract with no optional riders                                                       27.29    83.73   142.77  302.50
   optional BPP rider                                                                          31.39    95.92   162.88  341.49
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders                                                       26.88    82.51   140.74  298.52
   optional BPP rider                                                                          30.98    94.71   160.88  337.66



--------------------------------------------------------------------------------
21 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with the MAV Death Benefit and assuming a 5% annual return and
.... (continued)
                                                                                                  a total withdrawal at the
                                                                                                   end of each time period
                                                                                              1 year   3 years  5 years 10 years
FTVIPT Franklin Income Securities Fund - Class 2
   base contract with no optional riders                                                      $25.24  $ 77.60  $132.58 $282.42
   optional BPP rider                                                                          29.34    89.84   152.87  322.19
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                                                       25.85    79.44   135.65  288.49
   optional BPP rider                                                                          29.95    91.67   155.88  328.02
FTVIPT Franklin Small Cap Fund - Class 2
   base contract with no optional riders                                                       27.59    84.65   144.29  305.48
   optional BPP rider                                                                          31.69    96.83   164.37  344.36
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
   base contract with no optional riders                                                       27.70    84.95   144.79  306.47
   optional BPP rider                                                                          31.80    97.13   164.87  345.31
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                                                       27.90    85.56   145.81  308.45
   optional BPP rider                                                                          32.00    97.74   165.87  347.21
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                                                       25.54    78.52   134.12  285.46
   optional BPP rider                                                                          29.64    90.75   154.37  325.11
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders                                                       26.77    82.20   140.23  297.52
   optional BPP rider                                                                          30.87    94.40   160.38  336.70
MFS(R) Investors Trust Series - Initial Class
   base contract with no optional riders                                                       26.47    81.28   138.70  294.52
   optional BPP rider                                                                          30.57    93.49   158.88  333.82
MFS(R) Utilities Series - Initial Class
   base contract with no optional riders                                                       26.77    82.20   140.23  297.52
   optional BPP rider                                                                          30.87    94.40   160.38  336.70
Oppenheimer Global Securities Fund/VA, Service Shares
   base contract with no optional riders                                                       26.98    82.81   141.25  299.52
   optional BPP rider                                                                          31.08    95.01   161.38  338.62
Oppenheimer Strategic Bond Fund/VA, Service Shares
   base contract with no optional riders                                                       27.70    84.95   144.79  306.47
   optional BPP rider                                                                          31.80    97.13   164.87  345.31
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders                                                       27.90    85.56   145.81  308.45
   optional BPP rider                                                                          32.00    97.74   165.87  347.21
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional riders                                                       29.44    90.14   153.37  323.17
   optional BPP rider                                                                          33.54   102.28   173.30  361.35
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                                                       26.67    81.89   139.72  296.52
   optional BPP rider                                                                          30.77    94.10   159.88  335.74



--------------------------------------------------------------------------------
22 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with the MAV Death Benefit and assuming a 5% annual return and
.... (continued)
                                                                                                  a total withdrawal at the
                                                                                                   end of each time period
                                                                                              1 year   3 years  5 years 10 years
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders                                                      $27.49  $ 84.34  $143.78 $304.49
   optional BPP rider                                                                          31.59    96.53   163.88  343.40
Wells Fargo VT Corporate Bond Fund
   base contract with no optional riders                                                       26.47    81.28   138.70  294.52
   optional BPP rider                                                                          30.57    93.49   158.88  333.82
Wells Fargo VT Equity Income Fund
   base contract with no optional riders                                                       27.49    84.34   143.78  304.49
   optional BPP rider                                                                          31.59    96.53   163.88  343.40
Wells Fargo VT Equity Value Fund
   base contract with no optional riders                                                       27.49    84.34   143.78  304.49
   optional BPP rider                                                                          31.59    96.53   163.88  343.40
Wells Fargo VT Growth Fund
   base contract with no optional riders                                                       27.49    84.34   143.78  304.49
   optional BPP rider                                                                          31.59    96.53   163.88  343.40
Wells Fargo VT International Equity Fund
   base contract with no optional riders                                                       27.49    84.34   143.78  304.49
   optional BPP rider                                                                          31.59    96.53   163.88  343.40
Wells Fargo VT Large Company Growth Fund
   base contract with no optional riders                                                       27.49    84.34   143.78  304.49
   optional BPP rider                                                                          31.59    96.53   163.88  343.40
Wells Fargo VT Money Market Fund
   base contract with no optional riders                                                       25.95    79.75   136.16  289.49
   optional BPP rider                                                                          30.05    91.97   156.38  328.99
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders                                                       29.54    90.45   153.87  324.14
   optional BPP rider                                                                          33.64   102.58   173.80  362.28



--------------------------------------------------------------------------------
23 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with the Enhanced Death Benefit and assuming a 5% annual return and ...
                                                                                                  a total withdrawal at the
                                                                                                   end of each time period
                                                                                              1 year   3 years  5 years 10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
   base contract with no optional riders                                                      $27.39  $ 84.04  $143.27 $303.50
   optional GMIB rider                                                                         33.69   103.63   167.23  368.09
AXP(R) Variable Portfolio - Capital Resource Fund
   base contract with no optional riders                                                       27.49    84.34   143.78  304.49
   optional GMIB rider                                                                         33.79   103.94   167.73  369.07
AXP(R) Variable Portfolio - Diversified Equity Income Fund
   base contract with no optional riders                                                       28.21    86.48   147.32  311.41
   optional GMIB rider                                                                         34.51   106.07   171.25  375.88
AXP(R) Variable Portfolio - Extra Income Fund
   base contract with no optional riders                                                       27.80    85.26   145.30  307.46
   optional GMIB rider                                                                         34.10   104.85   169.24  371.99
AXP(R) Variable Portfolio - Federal Income Fund
   base contract with no optional riders                                                       27.80    85.26   145.30  307.46
   optional GMIB rider                                                                         34.10   104.85   169.24  371.99
AXP(R) Variable Portfolio - New Dimensions Fund(R)
   base contract with no optional riders                                                       27.39    84.04   143.27  303.50
   optional GMIB rider                                                                         33.69   103.63   167.23  368.09
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
   base contract with no optional riders                                                       34.46   105.00   177.74  369.73
   optional GMIB rider                                                                         40.76   124.52   201.46  433.22
AXP(R) Variable Portfolio - Small Cap Advantage Fund
   base contract with no optional riders                                                       30.67    93.79   159.38  334.78
   optional GMIB rider                                                                         36.97   113.36   183.23  398.86
AIM V.I. Capital Appreciation Fund, Series I Shares
   base contract with no optional riders                                                       28.00    85.87   146.31  309.44
   optional GMIB rider                                                                         34.30   105.46   170.25  373.94
AIM V.I. Premier Equity Fund, Series I Shares
   base contract with no optional riders                                                       28.00    85.87   146.31  309.44
   optional GMIB rider                                                                         34.30   105.46   170.25  373.94
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class
   base contract with no optional riders                                                       27.29    83.73   142.77  302.50
   optional GMIB rider                                                                         33.59   103.33   166.72  367.12
Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
   base contract with no optional riders                                                       37.23   113.12   190.96  394.42
   optional GMIB rider                                                                         43.53   132.62   214.59  457.49
Fidelity(R) VIP High Income Portfolio Service Class 2
   base contract with no optional riders                                                       29.34    89.84   152.87  322.19
   optional GMIB rider                                                                         35.64   109.41   176.76  386.48
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
   base contract with no optional riders                                                       28.93    88.62   150.85  318.29
   optional GMIB rider                                                                         35.23   108.20   174.76  382.64



--------------------------------------------------------------------------------
24 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with the Enhanced Death Benefit and assuming a 5% annual return and ... (continued)
                                                                                                  a total withdrawal at the
                                                                                                   end of each time period
                                                                                              1 year   3 years  5 years 10 years
FTVIPT Franklin Income Securities Fund - Class 2
   base contract with no optional riders                                                      $27.29  $ 83.73  $142.77 $302.50
   optional GMIB rider                                                                         33.59   103.33   166.72  367.12
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                                                       27.90    85.56   145.81  308.45
   optional GMIB rider                                                                         34.20   105.16   169.74  372.97
FTVIPT Franklin Small Cap Fund - Class 2
   base contract with no optional riders                                                       29.64    90.75   154.37  325.11
   optional GMIB rider                                                                         35.94   110.33   178.25  389.35
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
   base contract with no optional riders                                                       29.75    91.06   154.88  326.08
   optional GMIB rider                                                                         36.05   110.63   178.75  390.31
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                                                       29.95    91.67   155.88  328.02
   optional GMIB rider                                                                         36.25   111.24   179.75  392.21
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                                                       27.59    84.65   144.29  305.48
   optional GMIB rider                                                                         33.89   104.24   168.24  370.05
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders                                                       28.82    88.31   150.35  317.31
   optional GMIB rider                                                                         35.12   107.89   174.26  381.68
MFS(R) Investors Trust Series - Initial Class
   base contract with no optional riders                                                       28.52    87.40   148.84  314.36
   optional GMIB rider                                                                         34.82   106.98   172.75  378.78
MFS(R) Utilities Series - Initial Class
   base contract with no optional riders                                                       28.82    88.31   150.35  317.31
   optional GMIB rider                                                                         35.12   107.89   174.26  381.68
Oppenheimer Global Securities Fund/VA, Service Shares
   base contract with no optional riders                                                       29.03    88.92   151.36  319.26
   optional GMIB rider                                                                         35.33   108.50   175.26  383.60
Oppenheimer Strategic Bond Fund/VA, Service Shares
   base contract with no optional riders                                                       29.75    91.06   154.88  326.08
   optional GMIB rider                                                                         36.05   110.63   178.75  390.31
Putnam VT Health Sciences Fund - Class IB Shares
   base contract with no optional riders                                                       29.95    91.67   155.88  328.02
   optional GMIB rider                                                                         36.25   111.24   179.75  392.21
Putnam VT International Growth Fund - Class IB Shares
   base contract with no optional riders                                                       31.49    96.22   163.38  342.45
   optional GMIB rider                                                                         37.79   115.78   187.20  406.40
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                                                       28.72    88.01   149.85  316.33
   optional GMIB rider                                                                         35.02   107.59   173.76  380.71



--------------------------------------------------------------------------------
25 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment if you selected contract Option C with the Enhanced Death Benefit and assuming a 5% annual return and ... (continued)
                                                                                                  a total withdrawal at the
                                                                                                   end of each time period
                                                                                              1 year   3 years  5 years 10 years
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders                                                      $29.54  $ 90.45  $153.87 $324.14
   optional GMIB rider                                                                         35.84   110.02   177.75  388.39
Wells Fargo VT Corporate Bond Fund
   base contract with no optional riders                                                       28.52    87.40   148.84  314.36
   optional GMIB rider                                                                         34.82   106.98   172.75  378.78
Wells Fargo VT Equity Income Fund
   base contract with no optional riders                                                       29.54    90.45   153.87  324.14
   optional GMIB rider                                                                         35.84   110.02   177.75  388.39
Wells Fargo VT Equity Value Fund
   base contract with no optional riders                                                       29.54    90.45   153.87  324.14
   optional GMIB rider                                                                         35.84   110.02   177.75  388.39
Wells Fargo VT Growth Fund
   base contract with no optional riders                                                       29.54    90.45   153.87  324.14
   optional GMIB rider                                                                         35.84   110.02   177.75  388.39
Wells Fargo VT International Equity Fund
   base contract with no optional riders                                                       29.54    90.45   153.87  324.14
   optional GMIB rider                                                                         35.84   110.02   177.75  388.39
Wells Fargo VT Large Company Growth Fund
   base contract with no optional riders                                                       29.54    90.45   153.87  324.14
   optional GMIB rider                                                                         35.84   110.02   177.75  388.39
Wells Fargo VT Money Market Fund
   base contract with no optional riders                                                       28.00    85.87   146.31  309.44
   optional GMIB rider                                                                         34.30   105.46   170.25  373.94
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders                                                       31.59    96.53   163.88  343.40
   optional GMIB rider                                                                         37.89   116.08   187.69  407.33

* In these examples, the $40 contract administrative charge is approximated as a 0.082% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
26 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Condensed Financial Information

(Unaudited)


The following tables give per-unit information about the financial history of each subaccount.

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WBCA5(1) (Investing in shares of AXP(R) Variable Portfolio -
Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                               $0.91  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.75  $0.91      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        118      5      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WBCA3(1) (Investing in shares of AXP(R) Variable Portfolio -
Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                               $0.91  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.75  $0.91      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,097    789      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SBCA1(2) (Investing in shares of AXP(R) Variable Portfolio -
Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                               $0.93  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.77  $0.93      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,229    738      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WBCA1(1) (Investing in shares of AXP(R) Variable Portfolio -
Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                               $0.91  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.75  $0.91      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        282     81      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount ECR(3) (Investing in shares of AXP(R) Variable Portfolio -
Capital Resource Fund)
Accumulation unit value at beginning of period                               $1.89  $2.33   $1.91   $1.56  $1.27   $1.20   $1.00
Accumulation unit value at end of period                                     $1.53  $1.89   $2.33   $1.91  $1.56   $1.27   $1.20
Number of accumulation units outstanding at end of period (000 omitted)      6,019  6,358   5,864   5,163  3,813   2,350     818
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%   1.40%  1.40%   1.50%   1.50%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WCAR3(1) (Investing in shares of AXP(R) Variable Portfolio -
Capital Resource Fund)
Accumulation unit value at beginning of period                               $0.83  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.67  $0.83      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        565    479      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SCAR1(2) (Investing in shares of AXP(R) Variable Portfolio -
Capital Resource Fund)
Accumulation unit value at beginning of period                               $0.85  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.68  $0.85      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        795    785      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WCAR1(1) (Investing in shares of AXP(R) Variable Portfolio -
Capital Resource Fund)
Accumulation unit value at beginning of period                               $0.83  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.67  $0.83      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         --     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WDEI5(1) (Investing in shares of AXP(R) Variable Portfolio -
Diversified Equity Income Fund)
Accumulation unit value at beginning of period                               $1.08  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.09  $1.08      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        115      7      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WDEI3(1) (Investing in shares of AXP(R) Variable Portfolio -
Diversified Equity Income Fund)
Accumulation unit value at beginning of period                               $1.08  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.09  $1.08      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        223     66      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
27 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SDEI1(2) (Investing in shares of AXP(R) Variable Portfolio -
Diversified Equity Income Fund)
Accumulation unit value at beginning of period                               $1.07  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.08  $1.07      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        367     52      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WDEI1(1) (Investing in shares of AXP(R) Variable Portfolio -
Diversified Equity Income Fund)
Accumulation unit value at beginning of period                               $1.08  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.08  $1.08      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        144     40      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount EIA(4) (Investing in shares of AXP(R) Variable Portfolio -
Extra Income Fund)
Accumulation unit value at beginning of period                               $0.90  $1.00   $1.00      --     --      --      --
Accumulation unit value at end of period                                     $0.93  $0.90   $1.00      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      5,449    556       8      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WEXI3(1) (Investing in shares of AXP(R) Variable Portfolio -
Extra Income Fund)
Accumulation unit value at beginning of period                               $0.87  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.90  $0.87      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        633    310      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SEXI1(2) (Investing in shares of AXP(R) Variable Portfolio -
Extra Income Fund)
Accumulation unit value at beginning of period                               $0.88  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.91  $0.88      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,458    390      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WEXI1(1) (Investing in shares of AXP(R) Variable Portfolio -
Extra Income Fund)
Accumulation unit value at beginning of period                               $0.87  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.90  $0.87      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         90      8      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WFDI5(1) (Investing in shares of AXP(R) Variable Portfolio -
Federal Income Fund)
Accumulation unit value at beginning of period                               $1.06  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.11  $1.06      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        117     39      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WFDI3(1) (Investing in shares of AXP(R) Variable Portfolio -
Federal Income Fund)
Accumulation unit value at beginning of period                               $1.05  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.10  $1.05      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,609    272      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SFDI1(2) (Investing in shares of AXP(R) Variable Portfolio -
Federal Income Fund)
Accumulation unit value at beginning of period                               $1.06  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.11  $1.06      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        424     24      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WFDI1(1) (Investing in shares of AXP(R) Variable Portfolio -
Federal Income Fund)
Accumulation unit value at beginning of period                               $1.05  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.10  $1.05      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        413     65      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount EGD(5) (Investing in shares of AXP(R) Variable Portfolio -
New Dimensions Fund(R))
Accumulation unit value at beginning of period                               $1.54  $1.72   $1.32   $1.05  $1.00      --      --
Accumulation unit value at end of period                                     $1.27  $1.54   $1.72   $1.32  $1.05      --      --
Number of accumulation units outstanding at end of period (000 omitted)      4,237  3,717   2,141   1,108     69      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%   1.40%  1.40%      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
28 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WNDM3(1) (Investing in shares of AXP(R) Variable Portfolio -
New Dimensions Fund(R))
Accumulation unit value at beginning of period                               $0.86  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.71  $0.86      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      3,128  2,130      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SNDM1(2) (Investing in shares of AXP(R) Variable Portfolio -
New Dimensions Fund(R))
Accumulation unit value at beginning of period                               $0.90  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.74  $0.90      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,896  2,468      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WNDM1(1) (Investing in shares of AXP(R) Variable Portfolio -
New Dimensions Fund(R))
Accumulation unit value at beginning of period                               $0.86  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.70  $0.86      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        363    198      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSCA5(1) (Investing in shares of AXP(R) Variable Portfolio -
Small Cap Advantage Fund)
Accumulation unit value at beginning of period                               $0.90  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.83  $0.90      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         89     16      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSCA3(1) (Investing in shares of AXP(R) Variable Portfolio -
Small Cap Advantage Fund)
Accumulation unit value at beginning of period                               $0.90  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.83  $0.90      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        367    173      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SSCA1(2) (Investing in shares of AXP(R) Variable Portfolio -
Small Cap Advantage Fund)
Accumulation unit value at beginning of period                               $1.00  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.92  $1.00      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        474    147      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSCA1(1) (Investing in shares of AXP(R) Variable Portfolio -
Small Cap Advantage Fund)
Accumulation unit value at beginning of period                               $0.89  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.82  $0.89      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         79     39      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount ECA(4) (Investing in shares of AIM V.I. Capital
Appreciation Fund, Series I Shares)
Accumulation unit value at beginning of period                               $1.26  $1.43   $1.00      --     --      --      --
Accumulation unit value at end of period                                     $0.95  $1.26   $1.43      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      4,269  3,037      57      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WCAP3(1) (Investing in shares of AIM V.I. Capital
Appreciation Fund, Series I Shares)
Accumulation unit value at beginning of period                               $0.75  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.57  $0.75      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      5,772  5,686      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SCAP1(2) (Investing in shares of AIM V.I. Capital
Appreciation Fund, Series I Shares)
Accumulation unit value at beginning of period                               $0.83  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.63  $0.83      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     10,247  8,641      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WCAP1(1) (Investing in shares of AIM V.I. Capital
Appreciation Fund, Series Class I Shares)
Accumulation unit value at beginning of period                               $0.75  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.57  $0.75      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        517    208      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
29 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount EVA(6) (Investing in shares of AIM V.I. Premier Equity
Fund, Series I Shares)
Accumulation unit value at beginning of period                               $1.45  $1.72   $1.34   $1.03  $1.00      --      --
Accumulation unit value at end of period                                     $1.25  $1.45   $1.72   $1.34  $1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)     11,706 11,388   5,638   1,779     66      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%   1.40%  1.40%      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WVAL3(1) (Investing in shares of AIM V.I. Premier Equity
Fund, Series I Shares)
Accumulation unit value at beginning of period                               $0.81  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.70  $0.81      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      9,749  6,187      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SVAL1(2) (Investing in shares of AIM V.I. Premier Equity
Fund, Series I Shares)
Accumulation unit value at beginning of period                               $0.83  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.71  $0.83      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      8,588 10,738      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WVAL1(1) (Investing in shares of AIM V.I. Premier Equity
Fund, Series I Shares)
Accumulation unit value at beginning of period                               $0.81  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.69  $0.81      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,830  1,087      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount ESR(4) (Investing in shares of The Dreyfus Socially
Responsible Growth Fund, Inc - Initial Share Class)
Accumulation unit value at beginning of period                               $1.08  $1.23   $1.00      --     --      --      --
Accumulation unit value at end of period                                     $0.82  $1.08   $1.23      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        434    423     123      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSRG3(1) (Investing in shares of The Dreyfus Socially
Responsible Growth Fund, Inc. - Initial Share Class)
Accumulation unit value at beginning of period                               $0.90  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.69  $0.90      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        792    355      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSRG1(1) (Investing in shares of The Dreyfus Socially
Responsible Growth Fund, Inc. - Initial Share Class)
Accumulation unit value at beginning of period                               $0.90  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.68  $0.90      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        384    364      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WDYC5(7) (Investing in shares of Fidelity(R) VIP Dynamic
Capital Appreciation Portfolio Service Class 2)
Accumulation unit value at beginning of period                               $1.00     --      --      --     --      --      --
Accumulation unit value at end of period                                     $0.95     --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          1     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%     --      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WDYC3(7) (Investing in shares of Fidelity(R) VIP Dynamic
Capital Appreciation Portfolio Service Class 2)
Accumulation unit value at beginning of period                               $1.00     --      --      --     --      --      --
Accumulation unit value at end of period                                     $0.95     --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         61     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%     --      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WDYC1(7),(8) (Investing in shares of Fidelity(R) VIP Dynamic
Capital Appreciation Portfolio Service Class 2)
Accumulation unit value at beginning of period                               $1.00     --      --      --     --      --      --
Accumulation unit value at end of period                                     $0.95     --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         --     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%     --      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WHIP5(7) (Investing in shares of Fidelity(R) VIP High Income
Portfolio Service Class 2)
Accumulation unit value at beginning of period                               $1.00     --      --      --     --      --      --
Accumulation unit value at end of period                                     $0.91     --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          3     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%     --      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
30 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WHIP3(7) (Investing in shares of Fidelity(R) VIP High Income
Portfolio Service Class 2)
Accumulation unit value at beginning of period                               $1.00     --      --      --     --      --      --
Accumulation unit value at end of period                                     $0.91     --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         42     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%     --      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WHIP1(7) (Investing in shares of Fidelity(R) VIP High Income
Portfolio Service Class 2)
Accumulation unit value at beginning of period                               $1.00     --      --      --     --      --      --
Accumulation unit value at end of period                                     $0.91     --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         43     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%     --      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WMDC5(7) (Investing in shares of Fidelity(R) VIP Mid Cap
Portfolio Service Class 2)
Accumulation unit value at beginning of period                               $1.00     --      --      --     --      --      --
Accumulation unit value at end of period                                     $1.06     --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         94     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%     --      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WMDC3(7) (Investing in shares of Fidelity(R) VIP Mid Cap
Portfolio Service Class 2)
Accumulation unit value at beginning of period                               $1.00     --      --      --     --      --      --
Accumulation unit value at end of period                                     $1.06     --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        156     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%     --      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WMDC1(7) (Investing in shares of Fidelity(R) VIP Mid Cap
Portfolio Service Class 2)
Accumulation unit value at beginning of period                               $1.00     --      --      --     --      --      --
Accumulation unit value at end of period                                     $1.06     --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         13     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%     --      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WISE5(1) (Investing in shares of FTVIPT Franklin Income
Securities Fund - Class 2)
Accumulation unit value at beginning of period                               $0.99  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.99  $0.99      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        101     34      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WISE3(1) (Investing in shares of FTVIPT Franklin Income
Securities Fund - Class 2)
Accumulation unit value at beginning of period                               $0.99  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.98  $0.99      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,111    101      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WISE1(1) (Investing in shares of FTVIPT Franklin Income
Securities Fund - Class 2)
Accumulation unit value at beginning of period                               $0.99  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.98  $0.99      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        413    157      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount ERE(9) (Investing in shares of FTVIPT Franklin Real Estate
Fund - Class 2)
Accumulation unit value at beginning of period                               $1.25  $0.97   $1.00      --     --      --      --
Accumulation unit value at end of period                                     $1.33  $1.25   $0.97      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        325    202       1      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WRES3(1) (Investing in shares of FTVIPT Franklin Real Estate
Fund - Class 2)
Accumulation unit value at beginning of period                               $1.18  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.26  $1.18      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        232     92      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SRES1(2) (Investing in shares of FTVIPT Franklin Real Estate
Fund - Class 2)
Accumulation unit value at beginning of period                               $1.32  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.40  $1.32      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        685    269      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
31 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WRES1(1) (Investing in shares of FTVIPT Franklin Real Estate
Fund - Class 2)
Accumulation unit value at beginning of period                               $1.18  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.25  $1.18      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        125      6      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSMC5(1) (Investing in shares of FTVIPT Franklin Small Cap
Fund - Class 2)
Accumulation unit value at beginning of period                               $0.61  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.51  $0.61      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        723    260      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSMC3(1) (Investing in shares of FTVIPT Franklin Small Cap
Fund - Class 2)
Accumulation unit value at beginning of period                               $0.61  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.51  $0.61      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,597    797      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSMC1(1) (Investing in shares of FTVIPT Franklin Small Cap
Fund - Class 2)
Accumulation unit value at beginning of period                               $0.60  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.50  $0.60      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        617    120      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount EMU(9) (Investing in shares of FTVIPT Mutual Shares Securities
Fund - Class 2)
Accumulation unit value at beginning of period                               $1.17  $1.05   $1.00      --     --      --      --
Accumulation unit value at end of period                                     $1.23  $1.17   $1.05      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        546    170      31      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WMSS3(1) (Investing in shares of FTVIPT Mutual Shares Securities
Fund - Class 2)
Accumulation unit value at beginning of period                               $1.11  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.17  $1.11      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        324     39      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SMSS1(2) (Investing in shares of FTVIPT Mutual Shares Securities
Fund - Class 2)
Accumulation unit value at beginning of period                               $1.19  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.25  $1.19      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        473     79      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WMSS1(1) (Investing in shares of FTVIPT Mutual Shares Securities
Fund - Class 2)
Accumulation unit value at beginning of period                               $1.11  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.17  $1.11      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         24      6      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount JUS(9) (Investing in shares of Goldman Sachs VIT CORE(SM)
U.S. Equity Fund)
Accumulation unit value at beginning of period                               $1.00  $1.12   $1.00      --     --      --      --
Accumulation unit value at end of period                                     $0.87  $1.00   $1.12      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,183  1,247     480      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WUSE3(1) (Investing in shares of Goldman Sachs VIT CORE(SM)
U.S. Equity Fund)
Accumulation unit value at beginning of period                               $0.92  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.79  $0.92      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,017    587      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SUSE1(2) (Investing in shares of Goldman Sachs VIT CORE(SM)
U.S. Equity Fund)
Accumulation unit value at beginning of period                               $0.94  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.81  $0.94      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,747  1,910      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
32 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WUSE1(1) (Investing in shares of Goldman Sachs VIT CORE(SM)
U.S. Equity Fund)
Accumulation unit value at beginning of period                               $0.91  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.79  $0.91      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        286    102      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount JMC(10) (Investing in shares of Goldman Sachs VIT Mid Cap
Value Fund)
Accumulation unit value at beginning of period                               $1.26  $0.98   $1.00      --     --      --      --
Accumulation unit value at end of period                                     $1.40  $1.26   $0.98      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        280     64      79      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WMCV3(1) (Investing in shares of Goldman Sachs VIT Mid Cap
Value Fund)
Accumulation unit value at beginning of period                               $1.41  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.56  $1.41      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        626    220      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WMCV1(1) (Investing in shares of Goldman Sachs VIT Mid Cap
Value Fund)
Accumulation unit value at beginning of period                               $1.41  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.56  $1.41      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        321     60      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WGIS5(1) (Investing in shares of MFS(R) Investors Trust
Series - Initial Class)
Accumulation unit value at beginning of period                               $1.02  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.84  $1.02      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        219     67      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WGIS3(1) (Investing in shares of MFS(R) Investors Trust
Series - Initial Class)
Accumulation unit value at beginning of period                               $1.02  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.84  $1.02      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,473    440      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WGIS1(1) (Investing in shares of MFS(R) Investors Trust
Series - Initial Class)
Accumulation unit value at beginning of period                               $1.02  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.84  $1.02      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        151     15      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount EUT(9) (Investing in shares of MFS(R) Utilities Series -
Initial Class)
Accumulation unit value at beginning of period                               $1.27  $1.20   $1.00      --     --      --      --
Accumulation unit value at end of period                                     $0.95  $1.27   $1.20      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,550  1,939      30      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WUTS3(1) (Investing in shares of MFS(R) Utilities Series -
Initial Class)
Accumulation unit value at beginning of period                               $0.85  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.63  $0.85      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,824  1,785      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SUTS1(2) (Investing in shares of MFS(R) Utilities Series -
Initial Class)
Accumulation unit value at beginning of period                               $0.98  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.73  $0.98      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,469  3,551      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WUTS1(1) (Investing in shares of MFS(R) Utilities Series -
Initial Class)
Accumulation unit value at beginning of period                               $0.85  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.63  $0.85      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        713    171      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
33 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount EPL(9) (Investing in shares of Putnam VT International Growth Fund - Class
IB Shares)
Accumulation unit value at beginning of period                               $1.19  $1.33   $1.00      --     --      --      --
Accumulation unit value at end of period                                     $0.93  $1.19   $1.33      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,775  2,191     347      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WIGR3(1) (Investing in shares of Putnam VT International Growth
Fund - Class IB Shares)
Accumulation unit value at beginning of period                               $0.75  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.59  $0.75      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      4,040  2,678      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WIGR1(1) (Investing in shares of Putnam VT International Growth
Fund - Class IB Shares)
Accumulation unit value at beginning of period                               $0.75  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.58  $0.75      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,244    708      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount EPT(4) (Investing in shares of Putnam VT Vista Fund - Class IB
Shares)
Accumulation unit value at beginning of period                               $1.40  $1.48   $1.00      --     --      --      --
Accumulation unit value at end of period                                     $0.92  $1.40   $1.48      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        782    403       1      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%   1.40%      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WVIS3(1) (Investing in shares of Putnam VT Vista Fund - Class IB
Shares)
Accumulation unit value at beginning of period                               $0.74  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.48  $0.74      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      4,624  2,513      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WVIS1(1) (Investing in shares of Putnam VT Vista Fund - Class IB
Shares)
Accumulation unit value at beginning of period                               $0.73  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.48  $0.73      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,676    814      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WAAL5(1) (Investing in shares of Wells Fargo VT Asset
Allocation Fund)
Accumulation unit value at beginning of period                               $0.99  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.90  $0.99      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        580    201      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WAAL3(1) (Investing in shares of Wells Fargo VT Asset
Allocation Fund)
Accumulation unit value at beginning of period                               $0.98  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.90  $0.98      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      7,089  2,048      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WAAL1(1) (Investing in shares of Wells Fargo VT Asset
Allocation Fund)
Accumulation unit value at beginning of period                               $0.98  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.90  $0.98      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,777    480      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WCBD5(1) (Investing in shares of Wells Fargo VT Corporate
Bond Fund)
Accumulation unit value at beginning of period                               $1.06  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.12  $1.06      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        155     54      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WCBD3(1) (Investing in shares of Wells Fargo VT Corporate
Bond Fund)
Accumulation unit value at beginning of period                               $1.06  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.12  $1.06      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,373    321      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
34 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WCBD1(1) (Investing in shares of Wells Fargo VT Corporate
Bond Fund)
Accumulation unit value at beginning of period                               $1.06  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.12  $1.06      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        548     68      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WEQI5(1) (Investing in shares of Wells Fargo VT Equity
Income Fund)
Accumulation unit value at beginning of period                               $1.13  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.05  $1.13      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        553    180      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WEQI3(1) (Investing in shares of Wells Fargo VT Equity
Income Fund)
Accumulation unit value at beginning of period                               $1.13  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.05  $1.13      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,972    437      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SEQI1(2) (Investing in shares of Wells Fargo VT Equity
Income Fund)
Accumulation unit value at beginning of period                               $1.13  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.05  $1.13      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        132     47      --      --     --      --      --
Ratio of operating expense to average net assets                             1.60%  1.60%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WEQI1(1) (Investing in shares of Wells Fargo VT Equity
Income Fund)
Accumulation unit value at beginning of period                               $1.12  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.05  $1.12      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        522    104      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WEQV5(1) (Investing in shares of Wells Fargo VT Equity
Value Fund)
Accumulation unit value at beginning of period                               $1.09  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.01  $1.09      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        119     14      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WEQV3(1) (Investing in shares of Wells Fargo VT Equity
Value Fund)
Accumulation unit value at beginning of period                               $1.09  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.00  $1.09      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        448     53      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WEQV1(1) (Investing in shares of Wells Fargo VT Equity
Value Fund)
Accumulation unit value at beginning of period                               $1.09  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.00  $1.09      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        307    136      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WGRO5(1) (Investing in shares of Wells Fargo VT Growth Fund)
Accumulation unit value at beginning of period                               $0.87  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.69  $0.87      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        190    151      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WGRO3(1) (Investing in shares of Wells Fargo VT Growth Fund)
Accumulation unit value at beginning of period                               $0.87  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.69  $0.87      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        367    206      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WGRO1(1) (Investing in shares of Wells Fargo VT Growth Fund)
Accumulation unit value at beginning of period                               $0.87  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.69  $0.87      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         95     42      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
35 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WIEQ5(11) (Investing in shares of Wells Fargo VT International
Equity Fund)
Accumulation unit value at beginning of period                               $0.89  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.73  $0.89      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         60     --      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WIEQ3(11) (Investing in shares of Wells Fargo VT International
Equity Fund)
Accumulation unit value at beginning of period                               $0.89  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.74  $0.89      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        375     74      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WIEQ1(11) (Investing in shares of Wells Fargo VT International
Equity Fund)
Accumulation unit value at beginning of period                               $0.89  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.73  $0.89      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         62      6      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WLCG5(1) (Investing in shares of Wells Fargo VT Large Company
Growth Fund)
Accumulation unit value at beginning of period                               $0.95  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.74  $0.95      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,046    887      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WLCG3(1) (Investing in shares of Wells Fargo VT Large Company
Growth Fund)
Accumulation unit value at beginning of period                               $0.95  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.74  $0.95      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     10,689  4,598      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WLCG1(1) (Investing in shares of Wells Fargo VT Large Company
Growth Fund)
Accumulation unit value at beginning of period                               $0.95  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.74  $0.95      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,622  1,011      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WMMK5(1) (Investing in shares of Wells Fargo VT Money Market
Fund)
Accumulation unit value at beginning of period                               $1.03  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.05  $1.03      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        712    309      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WMMK3(1) (Investing in shares of Wells Fargo VT Money Market
Fund)
Accumulation unit value at beginning of period                               $1.02  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.04  $1.02      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      8,907  2,106      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WMMK1(1) (Investing in shares of Wells Fargo VT Money Market
Fund)
Accumulation unit value at beginning of period                               $1.02  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $1.04  $1.02      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,117    404      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSCG5(1) (Investing in shares of Wells Fargo VT Small Cap
Growth Fund)
Accumulation unit value at beginning of period                               $0.56  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.42  $0.56      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,146    278      --      --     --      --      --
Ratio of operating expense to average net assets                             1.40%  1.40%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSCG3(1) (Investing in shares of Wells Fargo VT Small Cap
Growth Fund)
Accumulation unit value at beginning of period                               $0.56  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.41  $0.56      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      3,655  2,209      --      --     --      --      --
Ratio of operating expense to average net assets                             1.50%  1.50%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
36 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Year ended Dec. 31,                                                           2001   2000    1999    1998   1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount WSCG1(1) (Investing in shares of Wells Fargo VT Small Cap
Growth Fund)
Accumulation unit value at beginning of period                               $0.56  $1.00      --      --     --      --      --
Accumulation unit value at end of period                                     $0.41  $0.56      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        911    445      --      --     --      --      --
Ratio of operating expense to average net assets                             1.70%  1.70%      --      --     --      --      --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on March 3, 2000.

(2) Operations commenced on Feb. 11, 2000.

(3) Operations commenced on Feb. 21, 1995.

(4) Operations commenced on Aug. 26, 1999.

(5) Operations commenced on Oct. 29, 1997.

(6) Operations commenced on Oct. 30, 1997.

(7) Operations commenced on May 1, 2001.

(8) The subaccount had no activity as of Dec. 31, 2001.

(9) Operations commenced on Sept. 22, 1999.

(10) Operations commenced on Oct. 4, 1999.

(11) Operations commenced on July 3, 2000.

Financial Statements


You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity to date. You can find our audited financial statements later in this prospectus.

--------------------------------------------------------------------------------
37 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. We will show total return figures for contract Option L and contract Option C separately.

Total return figures for contract Option L reflect deduction of the following charges:

o   contract administrative charge,

o   variable account administrative charge,


o   mortality and expense risk fee associated with Enhanced Death Benefit,


o   GMIB fee, and

o withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations for contract Option L that reflect selection of Return of Purchase Payments Death Benefit or MAV Death Benefit, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations for contract Option L that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

Total return figures for contract Option C reflect deduction of the following charges:

o   contract administrative charge,

o   variable account administrative charge,


o   mortality and expense risk fee associated with Enhanced Death Benefit, and


o   GMIB fee.


We may also show optional total return quotations for contract Option C that reflect selection of Return of Purchase Payments Death Benefit or MAV Death Benefit, deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations for contract Option C that do not reflect deduction of the fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
38 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

The Variable Account and the Funds

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

--------------- ---------------- ------------------------- ---------------------
Subaccount      Investing In     Investment Objectives     Investment Adviser
                                 and Policies              or Manager
--------------- ---------------- ------------------------- ---------------------


WBCA5           AXP(R)           Objective: long-term      IDS Life Insurance
WBCA3           Variable         total return exceeding    Company (IDS Life),
SBCA1           Portfolio -      that of the U.S. stock    investment manager;
WBCA1           Blue Chip        market. Invests           American Express
WBCA9           Advantage Fund   primarily in blue chip    Financial
                                 stocks. Blue chip         Corporation (AEFC),
                                 stocks are issued by      investment adviser.
                                 companies with a market
                                 capitalization of at
                                 least $1 billion, an
                                 established management,
                                 a history of consistent
                                 earnings and a leading
                                 position within their
                                 respective industries.
--------------- ---------------- ------------------------- ---------------------
ECR             AXP(R)           Objective: capital        IDS Life,
WCAR3           Variable         appreciation. Invests     investment manager;
SCAR1           Portfolio -      primarily in U.S.         AEFC, investment
WCAR1           Capital          common stocks and other   adviser.
WCAR9                            Resource Fund securities convertible into
                                 common stocks.
--------------- ---------------- ------------------------- ---------------------
WDEI5           AXP(R)           Objective: high level     IDS Life,
WDEI3           Variable         of current income and,    investment manager;
SDEI1           Portfolio -      as a secondary goal,      AEFC, investment
WDEI1           Diversified      steady growth of          adviser.
WDEI9           Equity Income    capital. Invests
                Fund             primarily in
                                 dividend-paying common
                                 and preferred stocks.
--------------- ---------------- ------------------------- ---------------------
EIA             AXP(R)           Objective: high current   IDS Life,
WEXI3           Variable         income, with capital      investment manager;
SEXI1           Portfolio -      growth as a secondary     AEFC, investment
WEXI1           Extra Income     objective. Invests        adviser.
WEXI9           Fund             primarily in
                                 high-yielding,
                                 high-risk corporate
                                 bonds (junk bonds)
                                 issued by U.S. and
                                 foreign companies and
                                 governments.
--------------- ---------------- ------------------------- ---------------------
WFDI5           AXP(R)           Objective: a high level   IDS Life,
WFDI3           Variable         of current income and     investment manager;
SFDI1           Portfolio -      safety of principal       AEFC, investment
WFDI1           Federal Income   consistent with an        adviser.
WFDI9           Fund             investment in U.S.
                                 government and
                                 government agency
                                 securities. Invests
                                 primarily in debt
                                 obligations issued or
                                 guaranteed as to
                                 principal and interest
                                 by the U.S. government,
                                 its agencies or
                                 instrumentalities.
--------------- ---------------- ------------------------- ---------------------
EGD             AXP(R)           Objective: long-term      IDS Life,
WNDM3           Variable         growth of capital.        investment manager;
SNDM1           Portfolio -      Invests primarily in      AEFC, investment
WNDM1           New Dimensions   common stocks showing     adviser.
WNDM9           Fund(R)          potential for
                                 significant growth.
--------------- ---------------- ------------------------- ---------------------
WSVA5           AXP(R)           Objective: long-term      IDS Life,
WSVA3           Variable         capital appreciation.     investment manager;
WSVA8           Portfolio -      Non-diversified fund      AEFC, investment
WSVA1           Partners Small   that invests primarily    adviser; Royce &
WSVA9           Cap Value Fund   in equity securities.     Associates, LLC.,
                                                           Third Avenue
                                                           Management LLC and
                                                           National City
                                                           Investment Company,
                                                           subadvisers.
--------------- ---------------- ------------------------- ---------------------


--------------------------------------------------------------------------------
39 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

--------------- ---------------- ------------------------- ---------------------
Subaccount      Investing In     Investment Objectives     Investment Adviser
                                 and Policies              or Manager
--------------- ---------------- ------------------------- ---------------------

WSCA5           AXP(R)           Objective: long-term      IDS Life,
WSCA3           Variable         capital growth. Invests   investment manager;
SSCA1           Portfolio -      primarily in equity       AEFC, investment
WSCA1           Small Cap        stocks of small           adviser, investment
WSCA9           Advantage Fund   companies that are        adviser; Kenwood
                                 often included in the     Capital Management
                                 Russell 2000 Index        LLC, subadviser.
                                 and/or have market
                                 capitalization under $2
                                 billion.
--------------- ---------------- ------------------------- ---------------------
ECA             AIM V.I.         Objective: growth of      A I M Advisors, Inc.
WCAP3           Capital          capital. Invests
SCAP1           Appreciation     principally in common
WCAP1           Fund, Series I   stocks of companies
WCAP9           Shares           likely to benefit from
                                 new or innovative
                                 products, services or
                                 processes as well as
                                 those with above-average
                                 growth and excellent
                                 prospects for future
                                 growth.
--------------- ---------------- ------------------------- ---------------------
EVA             AIM V.I.         Objective: long-term      A I M Advisors, Inc.
WVAL3           Premier Equity   growth of capital with
SVAL1           Fund, Series I   income as a secondary
WVAL1           Shares           objective. Invests
WVAL9                            normally at least 80%
                                 of its net assets, plus
                                 the amount of any
                                 borrowings for
                                 investment purposes, in
                                 equity securities
                                 including convertible
                                 securities. The fund
                                 also may invest in
                                 preferred stocks and
                                 debt instruments that
                                 have prospects for
                                 growth of capital.
--------------- ---------------- ------------------------- ---------------------
ESR             The Dreyfus      Objective: capital        The Dreyfus
WSRG3           Socially         growth, with current      Corporation,
WSRG8           Responsible      income as a secondary     investment adviser;
WSRG1           Growth Fund,     objective. The fund       NCM Capital
WSRG9           Inc. - Initial   normally invests at       Management Group,
                Share Class      least 80% of its assets   Inc.,
                                 in the common stock of    sub-investment
                                 companies that Dreyfus    adviser.
                                 believes meet
                                 traditional investment
                                 standards and conduct
                                 their business in a
                                 manner that contributes
                                 to the enhancement of
                                 the quality of life in
                                 America.
--------------- ---------------- ------------------------- ---------------------
WDYC5           Fidelity(R)      Strategy: capital         FMR, investment
WDYC3           VIP Dynamic      appreciation. Invests     manager; FMR U.K.,
WDYC8           Capital          primarily in growth or    FMR Far East,
WDYC1           Appreciation     value common stocks of    Fidelity
WDYC9           Portfolio        domestic and foreign      Investments Japan
                Service Class 2  issuers.                  Limited (FIJ) and
                                                           FMR Co. Inc.
                                                           (FMRC),
                                                           sub-investment
                                                           advisers.
--------------- ---------------- ------------------------- ---------------------
WHIP5           Fidelity(R)      Strategy: high level of   FMR, investment
WHIP3           VIP High         current income while      manager; FMR U.K.,
WHIP8           Income           also considering growth   FMR Far East,
WHIP1           Portfolio        of capital. Invests       sub-investment
WHIP9           Service Class 2  primarily in foreign      advisers.
                                 and domestic issued
                                 income-producing debt
                                 securities, preferred
                                 stocks and convertible
                                 securities, with an
                                 emphasis on
                                 lower-quality debt
                                 securities "junk
                                 bonds." May invest in
                                 companies in troubled
                                 or uncertain financial
                                 condition.
--------------- ---------------- ------------------------- ---------------------
WMDC5           Fidelity(R)      Strategy: long-term       FMR, investment
WMDC3           VIP Mid Cap      growth of capital.        manager; FMR U.K.,
WMDC8           Portfolio        Normally invests at       FMR Far East,
WMDC1           Service Class 2  least 80% of assets in    sub-investment
WMDC9                            securities of companies   advisers.
                                 with medium market
                                 capitalization common
                                 stocks.
--------------- ---------------- ------------------------- ---------------------


--------------------------------------------------------------------------------
40 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

--------------- ---------------- ------------------------- ---------------------
Subaccount      Investing In     Investment Objectives     Investment Adviser
                                 and Policies              or Manager
--------------- ---------------- ------------------------- ---------------------

WISE5           FTVIPT           Objective: maximize       Franklin Advisers,
WISE3           Franklin         income while              Inc.
WISE8           Income           maintaining prospects
WISE1           Securities       for capital
WISE9           Fund - Class 2   appreciation. Invests
                                 primarily in a
                                 diversified portfolio
                                 of debt and equity
                                 securities, including
                                 high yield, lower-rated
                                 "junk bonds."
--------------- ---------------- ------------------------- ---------------------
ERE             FTVIPT           Objective: capital        Franklin Advisers,
WRES3           Franklin Real    appreciation with a       Inc.
SRES1           Estate Fund -    secondary goal to earn
WRES1           Class 2          current income. Invests
WRES9                            at least 80% of its net
                                 assets in investments
                                 of companies operating
                                 in the real estate
                                 industry. The Fund
                                 invests primarily in
                                 equity real estate
                                 investment trusts
                                 (REITs).
--------------- ---------------- ------------------------- ---------------------
WSMC5           FTVIPT           Objective: long-term      Franklin Advisers,
WSMC3           Franklin Small   capital growth. Invests   Inc.
WSMC8           Cap Fund -       at least 80% of its net
WSMC1           Class 2          assets in investments
WSMC9                            of U.S. small
                                 capitalization (small
                                 cap) companies with
                                 market cap values not
                                 exceeding (i) $1.5
                                 billion, or (ii) the
                                 highest market cap
                                 value in the Russell(R)
                                 2000 Index, whichever
                                 is greater, at the time
                                 of purchase. The
                                 manager may continue to
                                 hold an investment for
                                 further growth
                                 opportunities even if
                                 the company is no
                                 longer small cap.
--------------- ---------------- ------------------------- ---------------------
WVAS5           FTVIPT           Objective: long-term      Franklin Advisory
WVAS3           Franklin Small   total return. Invests     Services, LLC
WVAS8           Cap Value        at least 80% of its net
WVAS1           Securities       assets in investments
WVAS9           Fund - Class 2   of small capitalization
                                 companies. For this
                                 Fund, small
                                 capitalization
                                 companies are those
                                 that have a market cap
                                 not exceeding $2.5
                                 billion, at the time of
                                 purchase. Invests
                                 primarily in equity
                                 securities of companies
                                 the manager believes
                                 are selling
                                 substantially below the
                                 underlying value of
                                 their assets or their
                                 private market value.
--------------- ---------------- ------------------------- ---------------------
EMU             FTVIPT Mutual    Objective: capital        Franklin Mutual
WMSS3           Shares           appreciation with         Advisers, LLC
SMSS1           Securities       income as a secondary
WMSS1           Fund - Class 2   goal. Invests primarily
WMSS9                            in equity securities of
                                 companies that the
                                 manager believes are
                                 available at market
                                 prices less than their
                                 value based on certain
                                 recognized or objective
                                 criteria (intrinsic
                                 value).
--------------- ---------------- ------------------------- ---------------------
JUS             Goldman Sachs    Objective: seeks          Goldman Sachs Asset
WUSE3           VIT CORE(SM)     long-term growth of       Management
SUSE1           U.S. Equity      capital and dividend
WUSE1           Fund             income. Invests, under
WUSE9                            normal circumstances,
                                 at least 90% of its
                                 total assets (not
                                 including securities
                                 lending collateral and
                                 any investment of that
                                 collateral) measured at
                                 time of purchase in a
                                 broadly diversified
                                 portfolio of large-cap
                                 and blue chip equity
                                 investments
                                 representing all major
                                 sectors of the U.S.
                                 economy.
--------------- ---------------- ------------------------- ---------------------


--------------------------------------------------------------------------------
41 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

--------------- ---------------- ------------------------- ---------------------
Subaccount      Investing In     Investment Objectives     Investment Adviser
                                 and Policies              or Manager
--------------- ---------------- ------------------------- ---------------------

JMC             Goldman Sachs    Objective: seeks          Goldman Sachs Asset
WMCV3           VIT Mid Cap      long-term capital         Management
WMCV8           Value Fund       appreciation. Invests,
WMCV1                            under normal
WMCV9                            circumstances, at least
                                 80% of its net assets
                                 plus any borrowing for
                                 investment purposes
                                 (measured at time of
                                 purchase) in a
                                 diversified portfolio
                                 of equity investments
                                 in mid-capitalization
                                 issuers within the
                                 range of the market
                                 capitalization of
                                 companies constituting
                                 the Russell Midcap
                                 Value Index at the time
                                 of investment.
--------------- ---------------- ------------------------- ---------------------
WGIS5           MFS(R)           Objective: long-term      MFS Investment
WGIS3           Investors        growth of capital with    Management(R)
WGIS8           Trust Series -   a secondary objective
WGIS1           Initial Class    to seek reasonable
WGIS9                            current income. Invests
                                 primarily in common
                                 stocks and related
                                 securities, such as
                                 preferred stocks,
                                 convertible securities
                                 and depository receipts
                                 for those securities.
--------------- ---------------- ------------------------- ---------------------
EUT             MFS(R)           Objective: capital        MFS Investment
WUTS3           Utilities        growth and current        Management(R)
SUTS1           Series -         income. Invests
WUTS1           Initial Class    primarily in equity and
WUTS9                            debt securities of
                                 domestic and foreign
                                 companies in the
                                 utilities industry.
--------------- ---------------- ------------------------- ---------------------
WOGS5           Oppenheimer      Objective: long-term      OppenheimerFunds,
WOGS3           Global           capital appreciation.     Inc.
WOGS8           Securities       Invests mainly in
WOGS1           Fund/VA,         common stocks of U.S.
WOGS9           Service Shares   and foreign issuers
                                 that are "growth-type"
                                 companies, cyclical
                                 industries and special
                                 situations that are
                                 considered to have
                                 appreciation
                                 possibilities.
--------------- ---------------- ------------------------- ---------------------
WSTB5           Oppenheimer      Objective: high level     OppenheimerFunds,
WSTB3           Strategic Bond   of current income         Inc.
WSTB8           Fund/VA,         principally derived
WSTB1           Service Shares   from interest on debt
WSTB9                            securities. Invests
                                 mainly in three market
                                 sectors: debt
                                 securities of foreign
                                 governments and
                                 companies, U.S.
                                 government securities,
                                 and lower-rated high
                                 yield securities of
                                 U.S. and foreign
                                 companies.
--------------- ---------------- ------------------------- ---------------------
WHSC5           Putnam VT        Objective: capital        Putnam Investment
WHSC3           Health           appreciation. The fund    Management, LLC
WHSC8           Sciences Fund    seeks its goal by
WHSC1           - Class IB       investing at least 80%
WHSC9           Shares           of its net assets in
                                 common stocks of U.S.
                                 companies in the health
                                 sciences industries
                                 with a focus on growth
                                 stocks.
--------------- ---------------- ------------------------- ---------------------
EPL             Putnam VT        Objective: capital        Putnam Investment
WIGR3           International    appreciation. The fund    Management, LLC
WIGR8           Growth Fund -    seeks its goal by
WIGR1           Class IB Shares  investing mainly in
WIGR9                            common stocks of
                                 companies outside the
                                 United States.
--------------- ---------------- ------------------------- ---------------------


--------------------------------------------------------------------------------
42 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

--------------- ---------------- ------------------------- ---------------------
Subaccount      Investing In     Investment Objectives     Investment Adviser
                                 and Policies              or Manager
--------------- ---------------- ------------------------- ---------------------

EPT             Putnam VT        Objective: capital        Putnam Investment
WVIS3           Vista Fund -     appreciation. The fund    Management, LLC
WVIS8           Class IB Shares  seeks its goal by
WVIS1                            investing mainly in
WVIS9                            common stocks of U.S.
                                 companies with a focus
                                 on growth stocks.
--------------- ---------------- ------------------------- ---------------------
WAAL5           Wells Fargo VT   Objective: long-term      Wells Fargo Funds
WAAL3           Asset            total return consistent   Management, LLC,
WAAL8           Allocation Fund  with reasonable risk.     adviser; Wells
WAAL1                            Invests in equity and     Capital Management
WAAL9                            fixed-income securities   Incorporated,
                                 in varying proportions,   subadviser.
                                 with "neutral" target
                                 allocation of 60%
                                 equity securities and
                                 40% fixed-income
                                 securities. The Fund
                                 invests its equity
                                 portion of assets in
                                 common stocks to
                                 replicate the S&P 500
                                 Index and its
                                 fixed-income portion of
                                 assets in U.S. Treasury
                                 Bonds to replicate the
                                 Lehman Brothers 20+
                                 Treasury Index. The
                                 Fund seeks to maintain
                                 a 95% or better
                                 performance correlation
                                 with the respective
                                 indexes.
--------------- ---------------- ------------------------- ---------------------
WCBD5           Wells Fargo VT   Objective: high level     Wells Fargo Funds
WCBD3           Corporate Bond   of current income         Management, LLC,
WCBD8           Fund             consistent with           adviser; Wells
WCBD1                            reasonable risk.          Capital Management
WCBD9                            Invests primarily in      Incorporated,
                                 corporate debt            subadviser.
                                 securities of any
                                 maturity.
--------------- ---------------- ------------------------- ---------------------
WEQI5           Wells Fargo VT   Objective: long-term      Wells Fargo Funds
WEQI3           Equity Income    capital appreciation      Management, LLC,
SEQI1           Fund             and above-average         adviser; Wells
WEQI1                            dividend income.          Capital Management
WEQI9                            Invests primarily in      Incorporated,
                                 common stocks of large,   subadviser.
                                 high-quality domestic
                                 companies with
                                 above-average return
                                 potential and
                                 above-average dividend
                                 income.
--------------- ---------------- ------------------------- ---------------------
WEQV5           Wells Fargo VT   Objective: long-term      Wells Fargo Funds
WEQV3           Equity Value     capital appreciation.     Management, LLC,
WEQV8           Fund             Invests primarily in      adviser; Wells
WEQV1                            equity securities that    Capital Management
WEQV9                            we believe are            Incorporated,
                                 undervalued in relation   subadviser.
                                 to the overall stock
                                 markets and with market
                                 capitalization of $3
                                 billion or more.
--------------- ---------------- ------------------------- ---------------------
WGRO5           Wells Fargo VT   Objective: long-term      Wells Fargo Funds
WGRO3           Growth Fund      capital appreciation.     Management, LLC,
WGRO8                            Invests in U.S. and       adviser; Wells
WGRO1                            foreign companies that    Capital Management
WGRO9                            have a strong earnings    Incorporated,
                                 growth trend that we      subadviser.
                                 believe have
                                 above-average prospects
                                 for future growth and
                                 with market
                                 capitalization of $3
                                 billion or more.
--------------- ---------------- ------------------------- ---------------------
WIEQ5           Wells Fargo VT   Objective: total return   Wells Fargo Funds
WIEQ3           International    with an emphasis on       Management, LLC,
WIEQ8           Equity Fund      long-term capital         adviser; Wells
WIEQ1                            appreciation. Invests     Capital Management
WIEQ9                            primarily in equity       Incorporated,
                                 securities of non-U.S.    subadviser.
                                 companies based in
                                 developed foreign
                                 countries or emerging
                                 markets.
--------------- ---------------- ------------------------- ---------------------


--------------------------------------------------------------------------------
43 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

--------------- ---------------- ------------------------- ---------------------
Subaccount      Investing In     Investment Objectives     Investment Adviser
                                 and Policies              or Manager
--------------- ---------------- ------------------------- ---------------------

WLCG5           Wells Fargo VT   Objective: long-term      Wells Fargo Funds
WLCG3           Large Company    capital appreciation.     Management, LLC,
WLCG8           Growth Fund      Invests primarily in      adviser; Peregrine
WLCG1                            common stocks of large    Capital Management,
WLCG9                            U.S. companies that       Inc., subadviser.
                                 have superior growth
                                 potential and with
                                 market capitalization
                                 of $3 billion or more.
--------------- ---------------- ------------------------- ---------------------
WMMK5           Wells Fargo VT   Objective: current        Wells Fargo Funds
WMMK3           Money Market     income, while             Management, LLC,
WMMK8           Fund             preserving capital and    adviser; Wells
WMMK1                            liquidity. Invests        Capital Management
WMMK9                            primarily in              Incorporated,
                                 high-quality money        subadviser.
                                 market instruments.
--------------- ---------------- ------------------------- ---------------------
WSCG5           Wells Fargo VT   Objective: long-term      Wells Fargo Funds
WSCG3           Small Cap        capital appreciation.     Management, LLC,
WSCG8           Growth Fund      Invests primarily in      adviser; Wells
WSCG1                            companies with            Capital Management
WSCG9                            above-average growth      Incorporated,
                                 potential and whose       subadviser.
                                 market capitalization
                                 falls within the range
                                 of the Russell 2000
                                 Index, which is
                                 considered a small
                                 capitalization index.
--------------- ---------------- ------------------------- ---------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

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44 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

The Guarantee Period Accounts (GPAs)


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. For contract Option C, purchase payments allocated and contract value transferred to the GPAs cannot exceed 10% of the total purchase payments. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.


Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The interest rates we offer for contract Option L are generally equal to or higher than the rates we offer on contract Option C.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life Annuities, product design, competition and American Enterprise Life's revenues and other expenses. We cannot predict nor can we guarantee future guaranteed interest rates above the 3% rate.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o    Securities   issued   by  the   U.S.   government   or  its   agencies   or
     instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

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45 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply a MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                  If your GPA rate is:                 The MVA is:
          Less than the new GPA rate + 0.10%           Negative
          Equal to the new GPA rate + 0.10%            Zero
          Greater than the new GPA rate + 0.10%        Positive

General Examples

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations

The precise MVA formula we apply is as follows:

    Early withdrawal amount x [(   1 + i    )(to the power of n/12) - 1] = MVA
                                ------------
                                1 + j + .001

 Where:   i  = rate earned in the GPA from which amounts are being transferred or withdrawn.

          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

          n  = number of months remaining in the current Guarantee Period
               (rounded up).

Examples

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

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46 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

         $1,000 x [( 1.045 )(to the power of 84/12) - 1] = -$39.28
                     ------
                  1 + .05 + .001

In this example, the MVA is a negative $39.28.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

         $1,000 x [( 1.045 ) (to the power of 84/12) - 1] = $27.21
                     ------
                  1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 6% if you choose contract Option L and there is no withdrawal charge if you choose contract Option C (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges on contract Option L, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA (and any applicable withdrawal charge for contract Option L), unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited.

The One-Year Fixed Account


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. For contract Option C, purchase payments allocated and contract value transferred to the one-year fixed account cannot exceed 10% of the total purchase payments. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rates we offer on contract Option Lare generally equal to or higher than the rates we offer on contract Option C. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

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47 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Buying Your Contract

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may be able to buy different contracts with the same underlying funds. These contracts have different mortality and expense risk fees, withdrawal charges and fixed account interest rates and may offer purchase payment credits. For information on these contracts, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.

You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

o   contract Option L or Option C;

o a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);

o   the optional Benefit Protector(SM) Death Benefit Rider(2);

o   the optional Benefit Protector(SM) Plus Death Benefit Rider(2);

o   the optional Guaranteed Minimum Income Benefit Rider(3);


o the GPAs, the one-year fixed account and/or subaccounts in which you want to invest;


o   how you want to make purchase payments; and

o   a beneficiary.


(1) If you and the annuitant are 79 or younger at contract issue, you may select from Return of Purchase Payments Death Benefit, MAV Death Benefit or Enhanced Death Benefit. If you or the annuitant are 80 or older at contract issue, the Return of Purchase Payments Death Benefit will apply. Enhanced Death Benefit may not be available in all states.

(2) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue. Not available with Enhanced Death Benefit.
     May not be available in all states.

(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit. May not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contract Option C, purchase payments allocated and contract value transferred to the one-year fixed account and the GPAs cannot exceed 10% of the total purchase payments.


If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o   no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o   on or after the date the annuitant reaches age 59-1/2; and

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70-1/2; or

o for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70-1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70-1/2).

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48 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Minimum purchase payments:

    If paying by SIP:                        $50 initial payment.
                                             $50 for additional payments.

    If paying by any other method:           $10,000 initial payment.
                                             $100 for additional payments.


Maximum total allowable purchase payments(1)
    (without prior approval):                contract Option L:

                                             $1,000,000 for issue ages up to 85.
                                             $100,000 for issue ages 86 to 90.

                                             contract Option C:
                                             $100,000 for all issue ages.


(1) This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2 By SIP:

Contact your sales representative to complete the necessary SIP paperwork.

Charges

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. For those states that require it, any amount deducted from the fixed account value will be limited to (1) the amount of interest credited in excess of 3%; plus (2) any amounts allocated or transferred to the fixed account in that year. Any contract charge allocated to the fixed account will be limited to an annual maximum of $30 for states for this limitation. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

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49 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees. These fees are based on the contract you select (either Option L or Option
C) and the death benefit that applies to your contract:


                                                contract Option L  contract Option C
   Return of Purchase Payments Death Benefit(1):     1.25%             1.35%
   Maximum Anniversary Value Death Benefit(1):       1.35              1.45
   Enhanced Death Benefit(1):                        1.55              1.65

(1) If you and the annuitant are 79 or younger at contract issue, you may select from any one of the above death benefits. If you or the annuitant are 80 or older at contract issue, the Return of Purchase Payments Death Benefit will apply. Enhanced Death Benefit may not be available in all states.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge for contract Option L discussed in the following paragraphs will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(2). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


(2) You may select one of the following: Enhanced Death Benefit, the Benefit Protector or the Benefit Protector Plus. May not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. Enhanced Death Benefit is only available if both you and the annuitant are 79 or younger at contract issue.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.30%) based on the GMIB benefit base for this optional feature only if you select it(3). If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. For details on how we calculate the fee, see "Optional Benefits -- Guaranteed Minimum Income Benefit Rider."


(3) Available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the Enhanced Death Benefit. May not be available in all states.


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WITHDRAWAL CHARGE

You select either contract Option L or Option C at the time of application. Option C contracts have no withdrawal charge schedule but they carry higher mortality and expense risk fees than Option L contracts.

If you select contract Option L and you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if you make a withdrawal in the first four contract years. You may withdraw amounts totaling up to 10% of your prior anniversary's contract value free of charge during the first four years of your contract. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount. The withdrawal charge percentages that apply to you are shown below and are stated in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period are generally subject to a MVA. (See "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA).")

     Contract year for contract Option L        Withdrawal charge percentage
                   1-2                                       8%
                   3                                         7
                   4                                         6
                   5 and later                               0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

          Amount requested          or      $1,000 = $1,075.27
         ------------------                 ------
      1.00 - withdrawal charge               .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.45% if the assumed investment rate is 3.5% and 6.95% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

Waiver of withdrawal charges

We do not assess withdrawal charges for:

o   withdrawals  of  amounts   totaling  up  to  10%  of  your  prior  contract
    anniversary's contract value;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contracts described in this prospectus);

o   contracts settled using an annuity payout plan;

o withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o   amounts we refund to you during the free look period; and

o   death benefits.

Contingent events

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

o Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

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Possible group reductions: In some cases, we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.


PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:


o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(1);


o   plus interest credited;

o minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges for contract Option L) and amounts transferred out;

o   minus any prorated portion of the contract administrative charge;

o   minus any prorated portion of the Benefit Protector fee (if applicable);

o   minus  any  prorated  portion  of  the  Benefit   Protector  Plus  fee  (if
    applicable); and


o   minus any prorated portion of the GMIB fee (if applicable).

(1) For contract Option C, the amount of purchase payments allocated and contract value transferred to the one-year fixed account and the GPAs cannot exceed 10% of the total purchase payments.


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, or we assess the Benefit Protector fee, or we assess the Benefit Protector Plus fee, or we assess the GMIB fee, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

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

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o   additional purchase payments you allocate to the subaccounts;

o   transfers into or out of the subaccounts;

o   partial withdrawals;

o   withdrawal charges (for contract Option L);

o   a prorated portion of the contract administrative charge;

o   a prorated portion of the Benefit Protector fee (if applicable);

o   a prorated portion of the Benefit Protector Plus fee (if applicable); and/or

o   a prorated portion of the GMIB fee (if applicable).

Accumulation unit values will fluctuate due to:

o   changes in funds' net asset value;

o   dividends distributed to the subaccounts;

o   capital gains or losses of funds;

o   fund operating expenses; and/or

o mortality and expense risk fee and the variable account administrative charge.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

                                                                       Number
                                            Amount     Accumulation   of units
                                   Month   invested     unit value    purchased
By investing an equal number
of dollars each month...            Jan       $100          $20          5.00
                                    Feb        100           18          5.56
you automatically buy               Mar        100           17          5.88
more units when the                 Apr        100           15          6.67
per unit market price is low...-->  May        100           16          6.25
                                    Jun        100           18          5.56
and fewer units                     Jul        100           17          5.88
when the per unit                   Aug        100           19          5.26
market price is high.          -->  Sept       100           21          4.76
                                    Oct        100           20          5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

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SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM FOR CONTRACT OPTION L ONLY

If you select contract Option L and your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment to a six-month or twelve-month Special DCA account.

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

You may only allocate a new purchase payment of at least $1,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

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

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. For contract Option C, purchase payments allocated and contract value transferred to the one-year fixed account and the GPAs cannot exceed 10% of the total purchase payments. Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o   not accepting telephone or electronic transfer requests;

o   requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

o You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the one-year fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o   Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

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55 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers or withdrawals:  Contract value or entire account balance

2 By automated transfers and automated partial withdrawals:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or the one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals: $100 monthly; $250 quarterly, semiannually or annually

3 By phone:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

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Withdrawals

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges if you selected contract Option L (see "Charges -- Withdrawal Charge"). Additionally, IRS taxes and penalties may apply (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o   payable to owner;

o   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the withdrawal amount includes a purchase payment check that has not cleared;

    -- the NYSE is closed, except for normal holiday and weekend closings;

    -- trading on the NYSE is restricted, according to SEC rules;

    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

    -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Withdrawal Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    -- you are at least age 59-1/2;

    -- you are disabled as defined in the Code;

    -- you severed employment with the employer who purchased the contract; or

    -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

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57 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

Benefits in Case of Death

There are three death benefit options under your contract:


o   Return of Purchase Payments Death Benefit;

o   Maximum Anniversary Value Death Benefit; and

o   Enhanced Death Benefit.

If both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefit options (if it is available in your state). If either you or the annuitant are 80 or older at contract issue, Return of Purchase Payments Death Benefit will apply. If you select the GMIB, you must elect the Enhanced Death Benefit. Once you select a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROP)

The Return of Purchase Payments Death Benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.


      Adjusted partial withdrawals for ROP and MAV Death Benefits = PW x DB
                                                                    -------
                                                                      CV


        PW = the partial withdrawal including any applicable MVA or withdrawal charge (contract Option L only).

        DB = the death benefit on the date of (but prior to) the partial withdrawal.

        CV = contract value on the date of (but prior to) the partial withdrawal.

Example

o   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

o   On Jan. 1, 2003 you make an additional purchase payment of $5,000.

o On March 1, 2003 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

o   On March 1, 2004 the contract value grows to $23,000.


    We calculate the ROP benefit on March 1, 2004 as follows:


      Contract value at death:                                        $23,000.00
                                                                      ==========
      Purchase payments minus adjusted partial withdrawals:

        Total purchase payments:                                      $25,000.00

        minus adjusted partial withdrawals calculated as:

        1,500 x 25,000 =                                               -1,704.55
        ----------------                                               ---------
            22,000

        for a death benefit of:                                       $23,295.45
                                                                      ==========


      ROP death benefit, calculated as the greatest of
      these two values:                                               $23,295.45


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58 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

Maximum Anniversary Value Death Benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. MAV Death Benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not MAV Death Benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract.

MAV Death Benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:


1.  contract value;

2.  total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.


Maximum anniversary value (MAV): MAV is a value that we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary, we set the MAV equal to the greater of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.


Example

o   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

o On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $29,000.

o On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.


    We calculate MAV Death Benefit on March 1, 2003 as follows:


      Contract value at death:                                        $20,500.00
                                                                      ==========
      Purchase payments minus adjusted partial withdrawals:

        Total purchase payments                                       $20,000.00

        minus adjusted partial withdrawals, calculated as:

        $1,500 x $20,000 =                                             -1,363.64
        ----------------                                               ---------
            $22,000

        for a Return of Purchase Payment Death Benefit of:            $18,636.36
                                                                      ==========

    The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

        The MAV on the immediately preceding anniversary:             $29,000.00

        plus purchase payments made since that anniversary:                +0.00

        minus adjusted partial withdrawals made since that anniversary,

        calculated as:

        $1,500 x $29,000 =                                             -1,977.27
        ----------------                                               ---------
           $22,000

        for a MAV Death Benefit of:                                   $27,022.73
                                                                      ==========

    The MAV Death Benefit, calculated as the greatest of
    these three values, which is the MAV:                             $27,022.73


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59 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT (EDB)

Enhanced Death Benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option C is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the GMIB, you must elect the EDB.

EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


1.  contract value;

2.  total purchase payments minus adjusted partial withdrawals;

3. the maximum anniversary value on the anniversary immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.  the 5% rising floor.

5% rising floor: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o   the initial purchase payments allocated to the subaccounts increased by 5%,

o   plus any subsequent amounts allocated to the subaccounts, and

o   minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

      5% rising floor adjusted transfers or partial withdrawals = PWT x VAF
                                                                  ---------
                                                                      SV

        PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.

        VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

        SV   = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

--------------------------------------------------------------------------------
60 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Example

o You purchase the contract with a payment of $25,000 on Jan. 1, 2002 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

o On Jan. 1, 2003 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

o On March 1, 2003, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

    The death benefit on March 1, 2003 is calculated as follows:

      Contract value at death:                                        $22,800.00
                                                                      ==========
      Purchase payments minus adjusted partial withdrawals:

        Total purchase payments:                                      $25,000.00

        minus adjusted partial withdrawals, calculated as:

        $1,500 x $25,000 =                                             -1,543.21
        ----------------                                               ---------
            $24,300

        for a Return of Purchase Payment Death Benefit of:            $23,456.79
                                                                      ==========

The MAV on the anniversary immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals made since that anniversary:

        The MAV on the immediately preceding anniversary:             $25,000.00

        plus purchase payments made since that anniversary:                +0.00

        minus adjusted partial withdrawals made since that

        anniversary, calculated as:

        $1,500 x $25,000 =                                             -1,543.21
        ------------------                                             ---------
            $24,300

        for a MAV Death Benefit of:                                   $23,456.79
                                                                      ==========
    The 5% rising floor:

        The variable account floor on Jan. 1, 2002,

        calculated as: 1.05 x $20,000 =                               $21,000.00

        plus amounts allocated to the subaccounts
        since that anniversary:                                            +0.00

        minus the 5% rising floor adjusted partial withdrawal

        from the subaccounts, calculated as:

        $1,500 x $21,000 =                                            -$1,657.89
        ----------------                                              ----------
            $19,000

        variable account floor benefit:                               $19,342.11

        plus the one-year fixed account value:                         +5,300.00

        5% rising floor (value of the GPAs, one-year fixed account

        and the variable account floor):                              $24,642.11
                                                                      ==========

    EDB calculated as the greatest of these three values,
    which is the 5% rising floor:                                     $24,642.11


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

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61 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Nonqualified annuities

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.


o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70-1/2. If you attained age 70-1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.


    Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on contract Option L from that point forward. The GMIB (see "Optional Benefits") and the Benefit Protector Plus riders, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70-1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70-1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


    o the beneficiary asks us in writing within 60 days after we receive proof of death; and

    o  payouts begin no later than one year following the year of your death;
       and

    o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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62 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Optional Benefits

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus or death benefit Option C. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o   the applicable death benefit (see "Benefits in Case of Death),

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

Earnings at death: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

Terminating the Benefit Protector:

o You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Example of the Benefit Protector


o You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select an Option L contract with a MAV Death Benefit.

o On July 1, 2002 the contract value grows to $105,000. The MAV Death Benefit on July 1, 2002 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

o On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

    MAV Death Benefit (contract value):                                 $110,000

    plus the Benefit Protector benefit which equals 40% of earnings at death

      (MAV death benefit minus payments not previously withdrawn):

      0.40 x ($110,000 - $100,000) =                                      +4,000
                                                                          ------
    Total death benefit of:                                             $114,000

o On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:


    MAV death benefit:                                                  $110,000


    plus the Benefit Protector benefit (40% of earnings at death):

      0.40 x ($110,000 - $100,000) =                                      +4,000
                                                                          ------
    Total death benefit of:                                             $114,000

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63 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

o On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:


    MAV Death Benefit (MAV adjusted for partial withdrawals):            $57,619


    plus the Benefit Protector benefit (40% of earnings at death):

      0.40 x ($57,619 - $55,000) =                                        +1,048
                                                                          ------
    Total death benefit of:                                              $58,667

o On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

o On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:


    MAV Death Benefit (contract value):                                 $200,000

    plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)               +55,000
                                                                         -------
    Total death benefit of:                                             $255,000

o On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:


    MAV Death Benefit (contract value):                                 $250,000

    plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)               +55,000
                                                                         -------
    Total death benefit of:                                             $305,000

o On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:


    MAV Death Benefit (contract value):                                 $250,000

    plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not previously withdrawn):

      0.40 x ($250,000 - $105,000) =                                     +58,000
                                                                         -------
    Total death benefit of:                                             $308,000

If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

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64 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector or the Enhanced Death Benefit. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o   the benefits payable under the Benefit Protector described above,

PLUS

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                        Percentage if you and the annuitant are       Percentage if you or the annuitant are
Contract year          under age 70 on the rider effective date       70 or older on the rider effective date
One and Two                               0%                                           0%
Three and Four                           10%                                        3.75%
Five or more                             20%                                         7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

o   the standard death benefit (see "Benefits in Case of Death") PLUS

                      If you and the annuitant are under                If you or the annuitant are age 70
Contract year         age 70 on the rider effective date, add ...       or older on the rider effective date, add ...
One                   Zero                                              Zero

Two                   40% x earnings at death (see above)               15% x earnings at death

Three & Four          40% x (earnings at death + 25% of initial         15% x (earnings at death + 25% of initial
                      purchase payment*)                                purchase payment*)

Five or more          40% x (earnings at death + 50% of initial         15% x (earnings at death + 50% of initial
                      purchase payment*)                                purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

Terminating the Benefit Protector Plus

o   You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

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65 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Example of the Benefit Protector Plus


o You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select an Option L contract with the MAV Death Benefit.

o On July 1, 2002 the contract value grows to $105,000. The MAV Death Benefit on July 1, 2002 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.


o On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:


    MAV Death Benefit (contract value):                                 $110,000

    plus the Benefit Protector Plus benefit which equals 40% of earnings at death

      (MAV Death Benefit minus payments not previously withdrawn):

      0.40 x ($110,000 - $100,000) =                                      +4,000
                                                                          ------
    Total death benefit of:                                             $114,000

o On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:


    MAV Death Benefit (MAV):                                            $110,000

    plus the Benefit Protector Plus benefit which equals 40% of earnings at death:

      0.40 x ($110,000 - $100,000) =                                      +4,000

    plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 x $100,000 =                    +10,000
                                                                         -------
    Total death benefit of:                                             $124,000

o On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge for contract Option L, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:


    MAV Death Benefit (MAV adjusted for partial withdrawals):            $57,619


    plus the Benefit Protector Plus benefit which equals 40% of earnings at death:

      0.40 x ($57,619 - $55,000) =                                        +1,048

    plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 x $55,000 =                      +5,500
                                                                          ------
    Total death benefit of:                                              $64,167

o On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

o On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:


    MAV Death Benefit (contract value):                                 $200,000


    plus the Benefit Protector Plus benefit which equals 40% of earnings at death,
      up to a maximum of 100% of purchase payments not previously withdrawn
      that are one or more years old                                     +55,000

    plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 x $55,000 =                     +11,000
                                                                         -------
    Total death benefit of:                                             $266,000

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o   On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:


    MAV Death Benefit (contract value):                                 $250,000

    plus the Benefit Protector Plus benefit which equals 40% of earnings at death,
      up to a maximum of 100% of purchase payments not previously withdrawn
      that are one or more years old                                     +55,000

    plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 x $55,000 =                     +11,000
                                                                         -------
    Total death benefit of:                                             $316,000

o On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:


    MAV Death Benefit (contract value):                                 $250,000

    plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (death benefit Option B minus payments not previously withdrawn):
      0.40 x ($250,000 - $105,000) =                                     +58,000

    plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 x $55,000 =                     +11,000
                                                                         -------
    Total death benefit of:                                             $319,000

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

o   you must hold the GMIB for 10 years*,


o the GMIB terminates on the contract anniversary after the annuitant's 86th birthday,


o   you can only exercise the GMIB within 30 days after a contract anniversary*,

o the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and

o   there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

* Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").


If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge which we describe below. If you select the GMIB, you must elect the Enhanced Death Benefit at the time you purchase your contract. Your rider effective date will be the contract issue date.

In some instances, we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.


Investment selection under the GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

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Exercising the GMIB:

o you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness or confinement to a nursing home or hospital, see "Charges -- Contingent events" for more details.)

o   the annuitant on the retirement date must be between 50 and 86 years old.

o you can only take an annuity payout under one of the following annuity payout plans:

    -- Plan A - Life Annuity -- no refund

    -- Plan B - Life Annuity with ten years certain

    -- Plan D - Joint and last survivor life annuity -- no refund

o   you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the GMIB benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB benefit base: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.  total purchase payments minus adjusted partial withdrawals;

2.  contract value;

3. the MAV at the last contract anniversary plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.  the 5% rising floor.

Keep in mind that the MAV and the 5% rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

o subtract each payment adjusted for market value from the contract value and the MAV.

o subtract each payment from the 5% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, the GPAs and the one-year fixed account value of the 5% rising floor as:

                                    PMT x CVG
                                   ----------
                                       ECV

       PMT = each purchase payment made in the five years before you exercise the GMIB.

       CVG = current contract value at the time you exercise the GMIB.

       ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

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68 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS
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For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

                        PMT x (1.05)(to the power of CY)

       CY = the full number of contract years the payment has been in the contract.

Terminating the GMIB

o You may terminate the rider within 30 days after the first and fifth rider anniversaries.

o   You may terminate the rider any time after the tenth rider anniversary.

o   The rider will terminate on the date:

    -- you make a full withdrawal from the contract;

    -- a death benefit is payable; or

    -- you choose to begin taking annuity payouts under the regular contract provisions.

o The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you allocate all your purchase payments to the subaccounts.

o   There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract                                                             GMIB
anniversary    Contract value        MAV     5% rising floor     benefit base
1                  $107,000      $107,000      $105,000
2                   125,000       125,000       110,250
3                   132,000       132,000       115,763
4                   150,000       150,000       121,551
5                    85,000       150,000       127,628
6                   120,000       150,000       134,010
7                   138,000       150,000       140,710
8                   152,000       152,000       147,746
9                   139,000       152,000       155,133
10                  126,000       152,000       162,889           $162,889
11                  138,000       152,000       171,034            171,034
12                  147,000       152,000       179,586            179,586
13                  163,000       163,000       188,565            188,565
14                  159,000       163,000       197,993            197,993
15                  212,000       212,000       207,893            212,000

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

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69 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS
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If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                     Minimum Guaranteed Monthly Income
Contract                                         Plan A -             Plan B -         Plan D - joint and
anniversary                GMIB               life annuity --     life annuity with    last survivor life
at exercise            Benefit Base              no refund        ten years certain   annuity -- no refund
    10          $162,889 (5% rising floor)      $  845.39            $  822.59               $674.36
    15                 212,000 (MAV)             1,259.28             1,199.92                973.08

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

Contract                                         Plan A -             Plan B -         Plan D - joint and
anniversary                                   life annuity --     life annuity with    last survivor life
at exercise           Contract value             no refund        ten years certain   annuity -- no refund
    10                   $126,000              $  653.94            $  636.30               $521.64
    15                    212,000               1,259.28             1,199.92                973.08

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB fee: This fee currently costs 0.30% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:

                                  BB + AT - FAV

       BB  = the GMIB benefit base.

       AT = adjusted transfers from the subaccounts to the GPAs or the one-year fixed account made in the six months before the contract anniversary calculated as:

                                    PT x VAT
                                    --------
                                       SVT

       PT = the amount transferred from the subaccounts to the GPAs or the one-year fixed account within six months of the contract anniversary

       VAT = variable account floor on the date of (but prior to) the transfer

       SVT = value of the subaccounts on the date of (but prior to) the transfer

       FAV = the value of your GPAs and the one-year fixed account.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.

Example

o You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.

o   You make no transfers or partial withdrawals.

Contract                              GMIB fee        Value on which we                        GMIB fee
anniversary        Contract value    percentage       base the GMIB fee                     charged to you
   1                 $ 80,000           0.30%        5% rising floor = $100,000 x 1.05           $315
   2                  150,000           0.30%        Contract value = $150,000                    450
   3                  102,000           0.30%        MAV = $150,000                               450

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70 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS
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The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

Amounts of fixed and variable payouts depend on:

o   the annuity payout plan you select;

o   the annuitant's age and, in most cases, sex;

o   the annuity table in the contract; and

o   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A - Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C - Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the annuity payout period, you may make full and partial

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withdrawals. If you make a full withdrawal, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract was an Option L contract, the discount rate we use in the calculation will vary between 5.45% and 6.95% depending on the applicable assumed investment rate. If the original contract was an Option C contract, the discount rate we use in the calculation will vary between 5.65% and 7.15% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


Annuity Payout Plan Requirements for qualified annuities: If you elect an annuity payout plan from your qualified annuity, the annuity payout plan must comply with certain IRS regulations governing required maximum distributions. In general, your annuity payment plan will meet these regulations if payments are made:


o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

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Withdrawals: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59-1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special considerations if you select the MAV Death Benefit, Benefit Protector or the Benefit Protector Plus Riders: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59-1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

Penalties: If you receive amounts from your contract before reaching age 59-1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o   because of your death;

o   because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under TSAs, other exceptions may apply if you withdraw your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o   the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

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Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

American Enterprise Life's tax status: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each subaccount for your contract; divided by

o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o   laws or regulations change;

o   the existing funds become unavailable; or

o   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o   add new subaccounts;

o   combine any two or more subaccounts;

o   make additional subaccounts investing in additional funds;

o   transfer assets to and from the subaccounts or the variable account; and

o   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

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

About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

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75 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

Additional Information About American Enterprise Life

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


                                          Nine months ended
(thousands)                        Sept. 30, 2002  Sept. 30, 2001    2001        2000          1999         1998         1997
Net investment income                $  214,028    $  202,290   $  271,718   $  299,759   $  322,746    $  340,219    $  332,268
Net (loss) gain on investments             (775)      (90,744)     (89,920)         469        6,565        (4,788)         (509)
Other                                    14,516        11,933       16,245       12,248        8,338         7,662         6,329
Total revenues                       $  227,769    $  123,479   $  198,043   $  312,476   $  337,649    $  343,093    $  338,088
(Loss) income before income taxes    $  (38,776)   $  (87,262)  $  (63,936)  $   38,452   $   50,662    $   36,421    $   44,958
Net (loss) income                    $  (24,934)   $  (56,878)  $  (41,728)  $   24,365   $   33,987    $   22,026    $   28,313
Total assets                         $6,376,898    $4,891,196   $5,275,681   $4,652,221   $4,603,343    $4,885,621    $4,973,413
                                     ----------    ----------   ----------   ----------   ----------    ----------    ----------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS


Nine Months Ended Sept. 30, 2002 Compared to Nine Months Ended Sept. 30, 2001:

Consolidated net loss was $25 million for the nine months ended September 30, 2002, compared to $57 million in 2001. Loss before income taxes totaled $39 million in the first nine months of 2002, compared with $87 million in the first nine months of 2001. The change primarily reflects a net pre-tax loss of $85 million from the write-down and sale of certain high-yield securities in the first nine months of 2001, primarily offset by an increase in total benefits and corporate expenses in 2002.

Deposits received totaled $1.5 billion for the nine months ended September 30, 2002, compared to $673 million in 2001. The increase is primarily due to increased sales of fixed annuities.

Contractholder charges increased 6% to $4.8 million for the nine months ended September 30, 2002, compared with $4.5 million for the nine months ended September 30, 2001, due primarily to an increase in variable annuity surrender charges.

Mortality, expense risk and other fees increased to $9.7 million for the nine months ended September 30, 2002 compared with $7.4 million a year ago. This was primarily due to an increase in average separate account assets outstanding. The Company receives a mortality and expense risk fee from the separate accounts.

Net investment income increased to $214 million for the nine months ended September 30, 2002 compared with $202 million a year ago. This increase was primarily due to credit-related yield adjustments on fixed maturity investments in 2001 and higher average portfolio balances, partially offset by lower portfolio yields in 2002.

Net realized loss on investments was $.8 million for the nine months ended September 30, 2002 compared to a net realized loss of $91 million a year ago. The 2001 loss was primarily due to the write-down and sale of certain high-yield investments.

Total benefits and expenses were $267 million, an increase of 26% from a year ago. The largest component of expenses, interest credited on universal-life type insurance and investment contracts, increased 11% to $152 million. This was primarily due to higher aggregate amounts of fixed annuities in force, partially offset by a decrease in the rate of interest credited to annuity contracts due to declining interest rates. The decreased interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary driver of the increase in other insurance and operating expenses. The Company enters into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins).

The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other insurance and operating expenses also includes an increase of $1 million due to greater guaranteed minimum death benefits paid this year ($2 million) versus last year ($1 million).

Amortization of deferred policy acquisition costs (DACs) increased to $37 million for the nine months ended September 30, 2002, compared to $34 million a year ago. The expense growth was primarily due to an increase in the amortization of higher costs due to the favorable sales volumes and due to a net expense increase related to DAC that is further described below.

The Company's DAC represents the cost of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity products. DAC's are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a percentage of the liabilities associated with the products. The projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about customer asset value growth rates and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing


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


prospective assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period in which such changes are made.

During the third quarter, the Company completed a comprehensive review of its DAC related practices. This review, which included benchmarking assistance from an industry specialist, analyzed various historical DAC dynamics in addition to the industry benchmarks. The specific areas reviewed included costs deferred, customer asset value growth rates including reversion to mean assumptions, DAC amortization periods, mortality rates and product persistency. As a result of this review, the Company made certain revisions related to DAC that resulted in a net $6 million increase in expenses this quarter. This net expense increase reflected revisions within two key drivers of DAC.

o The Company reset its customer asset value growth rate assumptions for variable annuity products to anticipate near-term and long-term market performance consistent with long-term historical averages. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The Company is now projecting growth in customer contract values at 7%. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, the Company was projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter equity market performance, accounted for the majority of the increase in DAC amortization expense.

     Going forward, the Company intends to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, the Company will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during the fourth quarter is less than 7% on an annualized basis, the Company would increase the mean reversion rate assumed over the near-term to the rate needed to achieve the long-term growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

o The Company also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewal annuity deposits. The Company revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized during the quarter.

The first category of revised assumptions relating to customer asset value growth rates should reduce the risk of adverse DAC adjustments going forward. The second revised category, relating to the types and amounts of costs deferred, will somewhat increase ongoing expenses, although these additional expenses should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

Various aspects of the Company's business can be significantly impacted by equity levels and other market-based factors. One of these items is the management and mortality and expense fee revenues which are primarily based on the market value of separate account assets. Other areas impacted by market volatility involve deferred acquisitions costs (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of the Company's structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations and structured loan trusts (backed by high-yield bonds and bank loans), which are held by the Company through interests in special purpose entities. The carrying value of these investments is based on cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. The current valuation of these investments assumes high levels of near-term defaults, relative to historical default rates. Persistency of or increases in these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust annually. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed in the period the payment occurs.

Nine Months Ended Sept. 30, 2001 Compared to Nine Months Ended Sept. 30, 2000:

American Enterprise Life's net loss was $57 million for the nine months ended September 30, 2001, compared to net income of $21 million for the nine months ended September 30, 2000. This decline primarily reflects a net loss on investments of $91 million and a $26 million decrease in net investment income.

Total investment contract deposits received increased to $673 million for the nine months ended September 30, 2001, compared to $498 million for the nine months ended September 30, 2000. This increase is primarily due to an increase in fixed annuity deposits received from sales.


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


Total revenues decreased to $123 million for the nine months ended September 30, 2001, compared to $238 million for nine months ended September 30, 2000. The decrease is primarily due to net losses on investments and decreases in net investment income. Net investment income, the largest component of revenues, decreased 12% from the same period of the prior year, primarily due to lower investment yields reflecting credit-related yield adjustments on fixed maturity investments.

Policyholder and contractholder charges decreased 10% to $4.5 million for the nine months ended September 30, 2001, compared to $5.0 million for the nine months ended September 30, 2000. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 124% to $7.4 million for the nine months ended September 30, 2001, compared to $3.3 million for the nine months ended September 30, 2000, reflecting an increase in separate account assets.

Net loss on investments was $91 million for the nine months ended September 30, 2001, compared to a net gain of $0.4 million for the nine months ended September 30, 2000. The net loss for the nine months ended September 30, 2001 was composed of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities, a $20 million writedown in the second quarter to recognize the impact of higher default assumptions on rated structured investments and a $51 million writedown of high-yield securities in the second quarter primarily reflecting management's decision to reduce and rebalance high-yield risk exposure in the fixed maturity investment portfolio during the second half of 2001 and $2 million of other net losses related to the disposal and write-down of investments.

Total benefits and expenses increased 2% to $211 million for the nine months ended September 30, 2001, compared to $206 million for the same period in 2000. The largest component of expenses, interest credited on investment contracts, decreased $7 million to $137 million for the nine months ended September 30, 2001, compared to $144 million for the nine months ended September 30, 2000, reflecting lower crediting rates.

Other operating expenses increased 50% to $39 million for the nine months ended September 30, 2001, compared to $26 million for the nine months ended September 30, 2000, primarily due business growth and technology costs related to growth initiatives.


2001 Compared to 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 Compared to 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

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Total revenues decreased to $312 million in 2000, compared with $338 million in
1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

Certain Critical Accounting Policies

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

Risk Management

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings.At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

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Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

Liquidity and Capital Resources

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

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Forward-Looking Statements

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

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

Directors and Executive Officers*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

Gumer C. Alvero
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

Douglas K. Dunning
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

Carol A. Holton
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

Paul S. Mannweiler**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

Teresa J. Rasmussen
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

Lorraine R. Hart
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.


Stephen M. Lobo
Born in 1964
Treasurer since September 2002; Vice President of Investment Risk Management, AEFC, since September 2001; Vice President of Investment Risk Management, AEFA, since 2001; Senior Vice President of the Treasury, U.S. Bancorp, from 1996 to 2001.


James M. Odland
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

Philip C. Wentzel
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.


  * The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.


 ** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

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Experts


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


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American Enterprise Life Insurance Company
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Financial Statements

Consolidated Balance Sheets
                                                                                              September 30,      December 31,
                                                                                                  2002               2001
September 30, 2002 (In thousands, except share amounts)                                        (unaudited)
Assets
Investments:
   Available for sale:
     Fixed maturities, at fair value (amortized cost: 2002, $3,934,219; 2001, $3,282,893)       $4,101,039       $3,302,753
     Common stocks, at fair value (cost: 2002, $0; 2001, $172)                                          --              344
   Mortgage loans on real estate                                                                   601,867          654,209
   Other investments                                                                                 2,400            2,400
                                                                                                     -----            -----
     Total investments                                                                           4,705,306        3,959,706
Cash and cash equivalents                                                                          701,650          260,214
Amounts due from brokers                                                                                --           41,705
Other accounts receivable                                                                            1,551            1,812
Accrued investment income                                                                           45,837           45,422
Deferred policy acquisition costs                                                                  260,506          217,923
Deferred income taxes                                                                                   --           32,132
Other assets                                                                                            14            8,527
Separate account assets                                                                            662,034          708,240
                                                                                                   -------          -------
     Total assets                                                                               $6,376,898       $5,275,681
                                                                                                ==========       ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
     Fixed annuities                                                                            $4,943,734       $3,765,679
     Universal life-type insurance                                                                      12                3
   Policy claims and other policyholders' funds                                                     60,487            2,286
   Amounts due to brokers                                                                           42,736          225,127
   Deferred income taxes                                                                            14,634               --
   Other liabilities                                                                                66,415           64,517
   Separate account liabilities                                                                    662,034          708,240
                                                                                                   -------          -------
     Total liabilities                                                                           5,790,052        4,765,852
                                                                                                 ---------        ---------
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
   20,000 shares issued and outstanding                                                              3,000            3,000
   Additional paid-in capital                                                                      341,872          341,872
   Accumulated other comprehensive income (loss), net of tax:
     Net unrealized securities gains                                                               108,433           13,021
     Net unrealized derivative losses                                                              (15,338)         (21,670)
                                                                                                   -------          -------
       Total accumulated other comprehensive income (loss)                                          93,095           (8,649)
   Retained earnings                                                                               148,879          173,606
                                                                                                   -------          -------
       Total stockholder's equity                                                                  586,846          509,829
                                                                                                   -------          -------
Total liabilities and stockholder's equity                                                      $6,376,898       $5,275,681
                                                                                                ==========       ==========

See accompanying notes to consolidated financial statements.


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American Enterprise Life Insurance Company
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
Consolidated Statements of Income
(unaudited)

Nine months ended September 30, (In thousands)                                                    2002             2001
Revenues
Contractholder charges                                                                           $  4,778        $  4,516
Mortality, expense risk and other fees                                                              9,738           7,417
Net investment income                                                                             214,028         202,290
Net realized loss on investments                                                                     (775)        (90,744)
                                                                                                     ----         -------
     Total revenues                                                                               227,769         123,479
                                                                                                  -------         -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts                       151,879         137,416
Amortization of deferred policy acquisition costs                                                  36,848          33,989
Other insurance and operating expenses                                                             77,818          39,336
                                                                                                   ------          ------
     Total benefits and expenses                                                                  266,545         210,741
                                                                                                  -------         -------
Loss before income tax benefit                                                                    (38,776)        (87,262)
Income tax benefit                                                                                (13,842)        (30,384)
                                                                                                  -------         -------
Net loss                                                                                         $(24,934)       $(56,878)
                                                                                                 ========        ========

See accompanying notes to consolidated financial statements.


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American Enterprise Life Insurance Company
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
Consolidated Statements of Cash Flows
(unaudited)

Nine months ended September 30, (In thousands)                                                        2002             2001
Cash flows from operating activities
Net loss                                                                                       $   (24,934)       $ (56,878)
   Adjustments to reconcile net loss to net cash provided by operating activities:
     Change in accrued investment income                                                              (415)           9,821
     Change in other accounts receivable                                                               261             (175)
     Change in other assets                                                                          8,513          (11,364)
     Change in deferred policy acquisition costs, net                                              (42,583)         (13,973)
     Change in policy claims and other policyholders' funds                                         58,201           (1,171)
     Deferred income taxes                                                                          (7,814)          13,073
     Change in other liabilities                                                                     1,898           33,901
     Amortization of premium, net                                                                      169           13,543
     Net realized loss on investments                                                                  775           90,744
     Other, net                                                                                      8,920          (14,350)
                                                                                                     -----          -------
       Net cash provided by operating activities                                                     2,991           63,171
                                                                                                     -----           ------
Cash flows from investing activities
Fixed maturities available-for-sale:
   Purchases                                                                                    (1,733,730)        (832,391)
   Maturities, sinking fund payments and calls                                                     345,274          248,869
   Sales                                                                                           741,768          482,519
Other investments:
   Purchases                                                                                        (2,691)          (6,207)
   Sales                                                                                            50,437           43,693
Change in amounts due from broker                                                                   41,705              961
Change in amounts due to broker                                                                   (182,391)         (15,864)
                                                                                                  --------          -------
     Net cash used in investing activities                                                        (739,628)         (78,420)
                                                                                                  --------          -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                       1,465,983          561,392
   Surrenders and death benefits                                                                  (439,789)        (610,839)
   Interest credited to account balances                                                           151,879          136,422
                                                                                                   -------          -------
     Net cash provided by financing activities                                                   1,178,073           86,975
                                                                                                 ---------           ------
Net increase in cash and cash equivalents                                                          441,436           71,726
Cash and cash equivalents at beginning of period                                                   260,214           34,852
                                                                                                   -------           ------
Cash and cash equivalents at end of period                                                     $   701,650        $ 106,578
                                                                                               ===========        =========

See accompanying notes to consolidated financial statements.


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Notes to Consolidated Financial Statements

September 30, 2002

(In thousands)

(unaudited)

1. GENERAL

The interim financial information in this report has not been audited. In the opinion of the management of American Enterprise Life Insurance Company (the Company), the accompanying unaudited consolidated financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly its balance sheet as of September 30, 2002, statements of income for the three months and nine months ended September 30, 2002 and 2001 and statements of cash flows for the nine months ended September 30, 2002 and 2001. Results of operations reported for the interim periods are not necessarily indicative of results for the entire year. The consolidated financial statements should be read in conjunction with the financial statements in the Annual Report on Form 10-K of the Company for the year ended December 31, 2001. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The Company is a stock life insurance company organized under the laws of the State of Indiana. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life) which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company serves residents of 48 states. American Enterprise REO 1, LLC is a wholly-owned subsidiary of the Company.

2. COMPREHENSIVE INCOME

Total comprehensive income was $56,074 and $41,297 for the three months and $76,810 and $39,624 for the nine months ended September 30, 2002 and 2001, respectively. The significant difference between net loss and total other comprehensive income is a result of unrealized gains that arose during the year on fixed maturity holdings.

3. STATEMENTS OF CASH FLOWS

Cash paid for interest on borrowings totaled $nil and $15 for the nine months ended September 30, 2002, and 2001, respectively. Cash paid for income taxes totaled $19,417 for the nine months ended September 30, 2002 compared to cash received of $27,192 for the nine months ended September 30, 2001.

4. ACCOUNTING DEVELOPMENTS

The Financial Accounting Standards Board is currently considering rules that could affect the future accounting for special purpose vehicles. Such vehicles could potentially include collateralized debt obligations, structured loan trusts, mutual funds, hedge funds and limited partnerships. The effect could include adjustments to current carrying values and/or consolidation of underlying assets and liabilities. While such rules would not change the economic value inherent in these operations, the financial statement effect of any changes cannot be determined until the rules are finalized.

5. COMMITMENTS AND CONTINGENCIES

Commitments to fund mortgage loan investments in the ordinary course of business at September 30, 2002 aggregated $1,200.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. The Company is a named defendant in one of the suits. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, we reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001.


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American Enterprise Life Insurance Company
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Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.


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REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

Table of Contents of the Statement of Additional Information


Performance Information                     p. 3

Calculating Annuity Payouts                 p.17

Rating Agencies                             p.18

Principal Underwriter                       p.18

Independent Auditors                        p.18

Financial Statements                        p.19


--------------------------------------------------------------------------------
102 -- WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437


                                                                 45270 A (12/02)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR

                WELLS FARGO ADVANTAGE(SM) CHOICE VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                December 20, 2002


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Table of Contents
Performance Information                p.  3
Calculating Annuity Payouts            p. 17
Rating Agencies                        p. 18
Principal Underwriter                  p. 18
Independent Auditors                   p. 18
Financial Statements                   p. 19

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Performance Information
The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                 P(1 + T)(to the power of n) = ERV

where:       P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = number of years
           ERV = ending  redeemable value of a hypothetical  $1,000
                 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual  Total  Return(a)  For  Contract  Option L With  Withdrawal  And
Selection Of Enhanced  Death Benefit And The  Guaranteed  Minimum Income Benefit
Rider For Periods Ending Dec. 31, 2001
                                                          Performance of the subaccount             Performance of the fund
                                                                          Since                                            Since
Subaccount  Investing In:                                  1 year     commencement    1 year      5 years  10 years    commencement
            AXP(R) VARIABLE PORTFOLIO -
WBCA1       Blue Chip Advantage Fund (3/00,9/99)(b)        (24.05%)      (18.53%)     (24.05%)        --%         --%     (11.51%)
WCAR1       Capital Resource Fund (3/00,10/81)             (25.52)       (23.61)      (25.52)       2.96        4.64        9.75
WDEI1       Diversified Equity Income Fund (3/00,9/99)      (7.20)        (0.19)       (7.20)         --          --       (2.36)
WEXI1       Extra Income Fund (3/00,5/96)                   (4.65)        (8.62)       (4.65)      (0.34)         --        0.43
WFDI1       Federal Income Fund (3/00,9/99)                 (3.39)         1.41        (3.39)         --          --        1.45
WNDM1       New Dimensions Fund(R) (3/00,5/96)             (24.24)       (21.22)      (24.24)       7.51          --        8.45
WSVA1       Partners Small Cap Value Fund (5/02,8/01)(c)       --            --           --          --          --       (1.57)(d)
WSCA1       Small Cap Advantage Fund (3/00,9/99)           (15.04)       (14.22)      (15.04)         --          --       (0.71)
            AIM V.I.
WCAP1       Capital Appreciation Fund, Series I Shares
            (3/00,5/93)                                    (30.19)       (30.20)      (30.19)       3.72          --        9.39
WVAL1       Premier Equity Fund - Series I Shares
            (3/00,5/93)                                    (20.54)       (21.87)      (20.54)       7.36          --       11.02
            DREYFUS
WSRG1       The Dreyfus Socially Responsible
            Growth Fund, Inc. -
            Initial Share Class (3/00,10/93)(f)            (29.55)       (22.46)      (29.55)       5.97          --       13.27
            FIDELITY(R) VIP
WDYC1       Dynamic Capital Appreciation Portfolio
            Service Class 2 (5/01,9/00)(g)                     --        (20.24)(e)   (34.86)         --          --      (37.82)
WHIP1       High Income Portfolio Service Class 2
            (5/01,9/85)(g)                                     --        (16.84)(e)   (19.93)      (5.95)       3.02        4.69
WMDC1       Mid Cap Portfolio Service Class 2
            (5/01,12/98)(g)                                    --         (6.49)(e)   (12.31)         --          --       20.64
            FTVIPT
WISE1       Franklin Income Securities Fund - Class 2
            (3/00,1/89)(h)                                  (8.45)         2.95        (8.45)       4.79        7.01        7.63
WRES1       Franklin Real Estate Fund - Class 2
            (3/00,1/89)(h)                                  (2.02)        15.40        (2.02)       3.74        9.17        7.95
WSMC1       Franklin Small Cap Fund - Class 2
            (3/00,11/95)(h)                                (22.93)       (31.75)      (22.93)       9.26          --       12.02
WVAS1       Franklin Small Cap Value Securities Fund -
            Class 2 (3/02,5/98)(c),(h)                         --            --         3.30          --          --       (0.55)
WMSS1       Mutual Shares Securities Fund - Class 2
            (3/00,11/96)(h)                                 (2.78)         7.24        (2.78)       7.90          --        8.31
            GOLDMAN SACHS VIT
WUSE1       CORE(SM) US Equity Fund (3/00,2/98)            (19.93)       (15.98)      (19.93)         --          --       (0.32)
WMCV1       Mid Cap Value Fund (3/00,5/98)                   1.75         21.66         1.75          --          --        2.63
            MFS(R)
WGIS1       Investors Trust Series - Initial Class
            (3/00,10/95)                                   (23.57)       (12.55)      (23.57)       5.00          --        5.43
WUTS1       Utilities Series - Initial Class (3/00,1/95)   (31.03)       (21.92)      (31.03)       8.17          --       12.29
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS1       Oppenheimer Global Securities Fund/VA,
            Service Shares (5/02,11/90)(c)                     --            --       (20.15)      12.91       11.54       10.42
WSTB1       Oppenheimer Strategic Bond Fund/VA,
            Service Shares (5/02,5/93)(c),(i)                  --            --        (2.64)       2.63          --        3.67
            PUTNAM VARIABLE TRUST
WHSC1       Putnam VT Health Sciences Fund -
            Class IB Shares (5/02,4/98)(c),(j)                 --            --       (27.00)         --          --        0.68
WIGR1       Putnam VT International Growth Fund -
            Class IB Shares (3/00,1/97)(k)                 (27.78)       (24.80)      (27.78)         --          --        7.24
WVIS1       Putnam VT Vista Fund -
            Class IB Shares (3/00,1/97)(k)                 (39.44)       (35.89)      (39.44)         --          --        5.10

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual  Total  Return(a)  For  Contract  Option L With  Withdrawal  And
Selection Of Enhanced  Death Benefit And The  Guaranteed  Minimum Income Benefit
Rider For Periods Ending Dec. 31, 2001 (continued)
                                                       Performance of the subaccount            Performance of the fund
                                                                        Since                                              Since
Subaccount  Investing In:                                 1 year    commencement      1 year     5 years     10 years   commencement
            WELLS FARGO VT
WAAL1       Asset Allocation Fund (3/00,4/94)(b),(l)       (15.43%)       (9.54%)     (15.43%)      6.97%         --%       8.86%
WCBD1       Corporate Bond Fund (3/00,9/99)                 (2.51)         2.35        (2.51)         --          --        2.40
WEQI1       Equity Income Fund (3/00,5/96)(m)              (14.03)        (2.06)      (14.03)       7.11          --        7.80
WEQV1       Equity Value Fund (3/00,5/98)(n)               (14.92)        (4.40)      (14.92)         --          --       (5.62)
WGRO1       Growth Fund (3/00,4/94)(o)                     (26.51)       (22.03)      (26.51)       2.67          --        7.78
WIEQ1       International Equity Fund (7/00,7/00)          (23.69)       (23.11)      (23.69)         --          --      (23.11)
WLCG1       Large Company Growth Fund (3/00,9/99)          (28.02)       (19.30)      (28.02)         --          --       (7.22)
WMMK1       Money Market Fund (3/00,5/94)(p)                (5.84)        (1.68)       (5.84)       2.53          --        2.57
WSCG1       Small Cap Growth Fund (3/00,5/95)(q)           (31.18)       (41.41)      (31.18)      (3.96)         --        2.88

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and withdrawal charges associated with contract Option L. Premium taxes are not reflected in these total returns.

  (b)  (Commencement date of the subaccount; Commencement date of the fund)

  (c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

  (d)  Cumulative return (not annualized) since commencement date of the fund.

  (e) Cumulative return (not annualized) since commencement date of the subaccount.

  (f) Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser ,the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

  (g) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

  (h) Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (i) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

  (j) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

  (k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

  (l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (p) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (q) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Contract  Option L Without  Withdrawal  And
Selection Of Enhanced  Death Benefit And The  Guaranteed  Minimum Income Benefit
Rider For Periods Ending Dec. 31, 2001
                                                       Performance of the subaccount           Performance of the fund
                                                                         Since                                            Since
Subaccount  Investing In:                                  1 year     commencement     1 year   5 years    10 years    commencement
            AXP(R) VARIABLE PORTFOLIO -
WBCA1       Blue Chip Advantage Fund (3/00,9/99)(b)        (18.29%)      (15.12%)     (18.29%)        --%         --%      (8.92%)
WCAR1       Capital Resource Fund (3/00,10/81)             (19.89)       (20.41)      (19.89)       2.96        4.64        9.75
WDEI1       Diversified Equity Income Fund (3/00,9/99)       0.03          4.00         0.03          --          --        0.50
WEXI1       Extra Income Fund (3/00,5/96)                    2.80         (4.80)        2.80       (0.34)         --        0.43
WFDI1       Federal Income Fund (3/00,9/99)                  4.17          5.67         4.17          --          --        4.39
WNDM1       New Dimensions Fund(R) (3/00,5/96)             (18.50)       (17.92)      (18.50)       7.51          --        8.45
WSVA1       Partners Small Cap Value Fund (5/02,8/01)(c)       --         (8.96)          --          --          --        6.15(d)
WSCA1       Small Cap Advantage Fund (3/00,9/99)            (8.50)       (10.58)       (8.50)         --          --        2.22
            AIM V.I.
WCAP1       Capital Appreciation Fund, Series I Shares
            (3/00,5/93)                                    (24.97)       (27.28)      (24.97)       3.72          --        9.39
WVAL1       Premier Equity Fund - Series I Shares
            (3/00,5/93)                                    (14.47)       (18.60)      (14.47)       7.36          --       11.02
            DREYFUS
WSRG1       The Dreyfus Socially Responsible
            Growth Fund, Inc. -
            Initial Share Class (3/00,10/93)(f)            (24.27)       (19.23)      (24.27)       5.97          --       13.27
            FIDELITY(R) VIP
WDYC1       Dynamic Capital Appreciation Portfolio
            Service Class 2 (5/01,9/00)(g)                     --        (14.16)(e)   (30.04)         --          --      (33.94)
WHIP1       High Income Portfolio Service Class 2
            (5/01,9/85)(g)                                     --        (10.46)(e)   (13.81)      (5.95)       3.02        4.69
WMDC1       Mid Cap Portfolio Service Class 2
            (5/01,12/98)(g)                                    --          0.79(e)     (5.53)         --          --       22.91
            FTVIPT
WISE1       Franklin Income Securities Fund - Class 2
            (3/00,1/89)(h)                                  (1.33)         7.26        (1.33)       4.79        7.01        7.63
WRES1       Franklin Real Estate Fund - Class 2
            (3/00,1/89)(h)                                   5.66         20.28         5.66        3.74        9.17        7.95
WSMC1       Franklin Small Cap Fund - Class 2
            (3/00,11/95)(h)                                (17.07)       (28.86)      (17.07)       9.26          --       12.02
WVAS1       Franklin Small Cap Value Securities Fund -
            Class 2 (3/02,5/98)(c),(h)                         --            --        11.45          --          --        0.98
WMSS1       Mutual Shares Securities Fund - Class 2
            (3/00,11/96)(h)                                  4.83        (11.75)        4.83        7.90          --        8.31
            GOLDMAN SACHS VIT
WUSE1       CORE(SM) US Equity Fund (3/00,2/98)            (13.82)       (12.45)      (13.82)         --          --        1.12
WMCV1       Mid Cap Value Fund (3/00,5/98)                   9.76         26.82         9.76          --          --        4.21
            MFS(R)
WGIS1       Investors Trust Series - Initial Class
            (3/00,10/95)                                   (17.76)        (8.90)      (17.76)       5.00          --        8.43
WUTS1       Utilities Series - Initial Class (3/00,1/95)   (25.87)       (18.74)      (25.87)       8.17          --       12.29
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS1       Oppenheimer Global Securities Fund/VA,
            Service Shares (5/02,11/90)(c)                     --            --       (14.05)      12.91       11.54       10.42
WSTB1       Oppenheimer Strategic Bond Fund/VA,
            Service Shares (5/02,5/93)(c),(i)                  --            --         4.99        2.63          --        3.67
            PUTNAM VARIABLE TRUST
WHSC1       Putnam VT Health Sciences Fund -
            Class IB Shares (5/02,4/98)(c),(j)                 --            --       (21.50)         --          --        2.22
WIGR1       Putnam VT International Growth Fund -
            Class IB Shares (3/00,1/97)(k)                 (22.34)       (21.67)      (22.34)         --          --        7.24
WVIS1       Putnam VT Vista Fund -
            Class IB Shares (3/00,1/97)(k)                 (35.02)       (33.20)      (35.02)         --          --        5.10

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Contract  Option L Without  Withdrawal  And
Selection Of Enhanced  Death Benefit And The  Guaranteed  Minimum Income Benefit
Rider For Periods Ending Dec. 31, 2001 (continued)
                                                       Performance of the subaccount           Performance of the fund
                                                                         Since                                            Since
Subaccount  Investing In:                                  1 year    commencement     1 year      5 years    10 years  commencement
            WELLS FARGO VT
WAAL1       Asset Allocation Fund (3/00,4/94)(b),(l)        (8.92%)       (5.74%)      (8.92%)      6.97%         --%       8.86%
WCBD1       Corporate Bond Fund (3/00,9/99)                  5.12          6.65         5.12          --          --        5.39
WEQI1       Equity Income Fund (3/00,5/96)(m)               (7.40)         2.05        (7.40)       7.11          --        7.80
WEQV1       Equity Value Fund (3/00,5/98)(n)                (8.36)        (0.40)       (8.36)         --          --       (4.17)
WGRO1       Growth Fund (3/00,4/94)(o)                     (20.96)       (18.77)      (20.96)       2.67          --        7.78
WIEQ1       International Equity Fund (7/00,7/00)          (17.90)       (19.16)      (17.90)         --          --      (19.16)
WLCG1       Large Company Growth Fund (3/00,9/99)          (22.60)       (15.91)      (22.60)         --          --       (4.46)
WMMK1       Money Market Fund (3/00,5/94)(p)                 1.50          2.45         1.50        2.53          --        2.57
WSCG1       Small Cap Growth Fund (3/00,5/95)(q)           (26.04)       (38.91)      (26.04)      (3.96)         --        2.88

  (a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.55% annual mortality and expense risk fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

  (b)  (Commencement date of the subaccount; Commencement date of the fund)

  (c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

  (d)  Cumulative return (not annualized) since commencement date of the fund.

  (e) Cumulative return (not annualized) since commencement date of the subaccount.

  (f) Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser ,the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

  (g) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

  (h) Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (i) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

  (j) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

  (k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

  (l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (p) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (q) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual  Total  Return(a)  For  Contract  Option L With  Withdrawal  And
Selection Of Return Of Purchase Payments For Periods Ending Dec. 31, 2001
                                                  Performance of the subaccount              Performance of the fund
                                                                         Since                                            Since
Subaccount  Investing In:                        1 year     5 years  commencement      1 year    5 years    10 years   commencement
            AXP(R) VARIABLE PORTFOLIO -
WBCA5       Blue Chip Advantage Fund
            (3/00,9/99)(b)                       (23.52%)      --%       (17.90%)     (23.52%)        --%         --%     (10.86%)
ECR         Capital Resource Fund (2/95,10/81)   (24.99)     3.66         6.34        (24.99)       3.66        5.22       10.40
WDEI5       Diversified Equity Income Fund
            (3/00,9/99)                           (6.62)       --          0.43        (6.62)         --          --       (1.72)
EIA         Extra Income Fund (8/99,5/96)         (4.06)       --         (5.80)       (4.06)       0.34          --        1.12
WFDI5       Federal Income Fund (3/00,9/99)       (2.79)       --          2.04        (2.79)         --          --        2.09
EGD         New Dimensions Fund(R) (10/97,5/96)  (23.72)       --          5.76       (23.72)       8.24          --        9.13
WSVA5       Partners Small Cap Value Fund
            (5/02,8/01)(c)                           --        --            --           --          --          --       (1.33)(d)
WSCA5       Small Cap Advantage Fund (3/00,9/99) (14.49)       --        (13.58)      (14.49)         --          --       (0.07)
            AIM V.I.
ECA         Capital Appreciation Fund,
            Series I Shares (8/99,5/93)          (29.69)       --         (7.78)      (29.69)       4.45          --       10.10
EVA         Premier Equity Fund -
            Series I Shares (10/97,5/93)         (20.00)       --          5.36       (20.00)       8.08          --       11.70
            DREYFUS
ESR         The Dreyfus Socially Responsible
            Growth Fund, Inc. -
            Initial Share Class (8/99,10/93)(f)  (29.05)       --        (13.07)      (29.05)       6.71          --       13.96
            FIDELITY(R) VIP
WDYC5       Dynamic Capital Appreciation
            Portfolio Service Class 2
            (5/01,9/00)(g)                           --        --        (19.90)(e)   (34.37)         --          --      (37.28)
WHIP5       High Income Portfolio
            Service Class 2 (5/01,9/85)(g)           --        --        (16.50)(e)   (19.39)      (5.18)       3.64        5.34
WMDC5       Mid Cap Portfolio Service Class 2
            (5/01,12/98)(g)                          --        --         (6.12)(e)   (11.76)         --          --       21.39
            FTVIPT
WISE5       Franklin Income Securities Fund -
            Class 2 (3/00,1/89)(h)                (7.88)       --          3.59        (7.88)       5.43        7.66        8.29
ERE         Franklin Real Estate Fund - Class 2
            (9/99,1/89)(h)                        (1.42)       --         11.25        (1.42)       4.39        9.82        8.60
WSMC5       Franklin Small Cap Fund - Class 2
            (3/00,11/95)(h)                      (22.40)       --        (31.10)      (22.40)       9.99          --       12.69
WVAS5       Franklin Small Cap Value
            Securities Fund - Class 2
            (3/02,5/98)(c),(h)                       --        --            --         3.94          --          --        0.11
EMU         Mutual Shares Securities Fund -
            Class 2 (9/99,11/96)(h)               (2.18)       --          7.53        (2.18)       8.55          --        8.97
            GOLDMAN SACHS VIT
JUS         CORE(SM) US Equity Fund (9/99,2/98)  (19.40)       --         (8.66)      (19.40)         --          --        0.34
JMC         Mid Cap Value Fund (10/99,5/98)        2.38        --         14.36         2.38          --          --        3.27
            MFS(R)
WGIS5       Investors Trust Series -
            Initial Class (3/00,10/95)           (23.04)       --        (11.92)      (23.04)       5.70          --        9.09
EUT         Utilities Series - Initial Class
            (9/99,1/95)                          (30.53)       --         (4.77)      (30.53)       8.93          --       13.10
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS5       Oppenheimer Global Securities
            Fund/VA, Service Shares
            (5/02,11/90)(c)                          --        --            --       (19.62)      13.66       12.21       11.10
WSTB5       Oppenheimer Strategic Bond Fund/VA,
            Service Shares (5/02,5/93)(c),(i)        --        --            --        (2.04)       3.28          --        4.33

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual  Total  Return(a)  For  Contract  Option L With  Withdrawal  And
Selection  Of Return Of  Purchase  Payments  For Periods  Ending  Dec.  31, 2001
(continued)
                                                  Performance of the subaccount              Performance of the fund
                                                                         Since                                            Since
Subaccount Investing In:                         1 year     5 years  commencement     1 year     5 years     10 years  commencement
           PUTNAM VARIABLE TRUST
WHSC5      Putnam VT Health Sciences Fund -
           Class IB Shares
           (5/02,4/98)(b),(c),(j)                    --%       --%           --%      (26.49%)        --%         --%       1.33%
EPL        Putnam VT International Growth Fund -
           Class IB Shares (9/99,1/97)(k)        (27.27)       --         (4.99)      (27.27)         --          --        7.99
EPT        Putnam VT Vista Fund -
           Class IB Shares (8/99,1/97)(k)        (38.96)       --         (9.62)      (38.96)         --          --        5.91
           WELLS FARGO VT
WAAL5      Asset Allocation Fund (3/00,4/94)(l)  (14.88)       --         (8.92)      (14.88)       7.65          --        9.54
WCBD5      Corporate Bond Fund (3/00,9/99)        (1.91)       --          2.95        (1.91)         --          --        3.01
WEQI5      Equity Income Fund (3/00,05/96)(m)    (13.48)       --         (1.44)      (13.48)       7.78          --        8.47
WEQV5      Equity Value Fund (3/00,5/98)(n)      (14.36)       --         (3.77)      (14.36)         --          --       (4.91)
WGRO5      Growth Fund (3/00,4/94)(o)            (25.99)       --        (21.40)      (25.99)       3.37          --        8.48
WIEQ5      International Equity Fund (7/00,7/00) (23.17)       --        (22.51)      (23.17)         --          --      (22.51)
WLCG5      Large Company Growth Fund (3/00,9/99) (27.51)       --        (18.67)      (27.51)         --          --       (6.57)
WMMK5      Money Market Fund (3/00,5/94)(p)       (5.26)       --         (1.06)       (5.26)       3.19          --        3.25
WSCG5      Small Cap Growth Fund (3/00,5/95)(q)  (30.68)       --        (40.73)      (30.68)      (3.22)         --        3.55

  (a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.25% annual mortality and expense risk fee and withdrawal charges associated with contract Option L. Premium taxes are not reflected in these total returns.

  (b)  (Commencement date of the subaccount; Commencement date of the fund)

  (c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

  (d)  Cumulative return (not annualized) since commencement date of the fund.

  (e) Cumulative return (not annualized) since commencement date of the subaccount.

  (f) Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser ,the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

  (g) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

  (h) Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (i) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

  (j) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

  (k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

  (l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (p) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (q) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Contract  Option L Without  Withdrawal  And
Selection Of Return Of Purchase Payments For Periods Ending Dec. 31, 2001
                                                  Performance of the subaccount                  Performance of the fund
                                                                          Since                                           Since
Subaccount  Investing In:                        1 year     5 years   commencement    1 year     5 years     10 years  commencement
            AXP(R) VARIABLE PORTFOLIO -
WBCA5       Blue Chip Advantage Fund
            (3/00,9/99)(b)                       (17.74%)      --%       (14.49%)     (17.74%)        --%         --%      (8.27%)
ECR         Capital Resource Fund (2/95,10/81)   (19.34)     3.66          6.34       (19.34)       3.66        5.22       10.40
WDEI5       Diversified Equity Income Fund
            (3/00,9/99)                            0.63        --          4.63         0.63          --          --        1.13
EIA         Extra Income Fund (8/99,5/96)          3.41        --         (3.15)        3.41        0.34          --        1.12
WFDI5       Federal Income Fund (3/00,9/99)        4.80        --          6.31         4.80          --          --        5.02
EGD         New Dimensions Fund(R) (10/97,5/96)  (17.95)       --          5.76       (17.95)       8.24          --        9.13
WSVA5       Partners Small Cap Value Fund
            (5/02,8/01)(c)                           --        --            --           --          --          --        6.39(d)
WSCA5       Small Cap Advantage Fund (3/00,9/99)  (7.92)       --         (9.95)       (7.92)         --          --        2.85
            AIM V.I.
ECA         Capital Appreciation Fund,
            Series I Shares (8/99,5/93)          (24.44)       --         (5.18)      (24.44)       4.45          --       10.10
EVA         Premier Equity Fund -
            Series I Shares (10/97,5/93)         (13.91)       --          5.36       (13.91)       8.08          --       11.70
            DREYFUS
ESR         The Dreyfus Socially Responsible
            Growth Fund, Inc. -
            Initial Share Class (8/99,10/93)(f)  (23.74)       --        (10.63)      (23.74)       6.71          --       13.96
            FIDELITY(R) VIP
WDYC5       Dynamic Capital Appreciation
            Portfolio Service Class 2
            (5/01,9/00)(g)                           --        --        (13.80)(e)   (29.52)         --          --      (33.38)
WHIP5       High Income Portfolio Service
            Class 2 (5/01,9/85)(g)                   --        --        (10.10)(e)   (13.25)      (5.18)       3.64        5.34
WMDC5       Mid Cap Portfolio Service Class 2
            (05/01,12/98)(g)                         --        --          1.18(e)     (4.95)         --          --       23.65
            FTVIPT
WISE5       Franklin Income Securities Fund -
            Class 2 (3/00,1/89)(h)                (0.73)       --          7.91        (0.73)       5.43        7.66        8.29
ERE         Franklin Real Estate Fund - Class 2
            (9/99,1/89)(h)                         6.29        --         14.50         6.29        4.39        9.82        8.60
WSMC5       Franklin Small Cap Fund - Class 2
            (3/00,11/95)(h)                      (16.52)       --        (28.21)      (16.52)       9.99          --       12.69
WVAS5       Franklin Small Cap Value
            Securities Fund -
            Class 2 (3/02,5/98)(h)                   --        --            --        12.12          --          --        1.64
EMU         Mutual Shares Securities Fund -
            Class 2 (9/99,11/96)(h)                5.46        --         10.68         5.46        8.55          --        8.97
            GOLDMAN SACHS VIT
JUS         CORE(SM) US Equity Fund (9/99,2/98)  (13.25)       --         (5.99)      (13.25)         --          --        1.77
JMC         Mid Cap Value Fund (10/99,5/98)       10.42        --         17.76        10.42          --          --        4.85
            MFS(R)
WGIS5       Investors Trust Series -
            Initial Class (3/00,10/95)           (17.21)       --         (8.27)      (17.21)       5.70          --        9.09
EUT         Utilities Series - Initial Class
            (9/99,1/95)                          (25.35)       --         (2.00)      (25.35)       8.93          --       13.10
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS5       Oppenheimer Global Securities
            Fund/VA, Service Shares
            (5/02,11/90)(c)                          --        --            --       (13.49)      13.66       12.21       11.10
WSTB5       Oppenheimer Strategic Bond Fund/VA,
            Service Shares (5/02,5/93)(c),(i)        --        --            --         5.62        3.28          --        4.33

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual Total  Return(a) For Contract  Option L Without  Withdrawal  And
Selection  Of Return Of  Purchase  Payments  For Periods  Ending  Dec.  31, 2001
(continued)
                                                  Performance of the subaccount              Performance of the fund
                                                                         Since                                            Since
Subaccount Investing In:                         1 year     5 years  commencement      1 year   5 years     10 years   commencement
           PUTNAM VARIABLE TRUST
WHSC5      Putnam VT Health Sciences Fund -
           Class IB Shares
           (5/02,4/98)(b),(c),(j)                    --%       --%           --%      (20.96%)        --%         --%       2.87%
EPL        Putnam VT International Growth Fund -
           Class IB Shares (9/99,1/97)(k)        (21.81)       --         (2.21)      (21.81)         --          --        7.99
EPT        Putnam VT Vista Fund -
           Class IB Shares (8/99,1/97)(k)        (34.52)       --         (7.08)      (34.52)         --          --        5.91
           WELLS FARGO VT
WAAL5      Asset Allocation Fund (3/00,4/94)(l)   (8.34)       --         (5.11)       (8.34)       7.65          --        9.54
WCBD5      Corporate Bond Fund (3/00,09/99)        5.76        --          7.26         5.76          --          --        6.00
WEQI5      Equity Income Fund (3/00,5/96)(m)      (6.82)       --          2.68        (6.82)       7.78          --        8.47
WEQV5      Equity Value Fund (3/00,5/98)(n)       (7.78)       --          0.23        (7.78)         --          --       (3.48)
WGRO5      Growth Fund (3/00,4/94)(o)            (20.42)       --        (18.14)      (20.42)       3.37          --        8.48
WIEQ5      International Equity Fund (7/00,7/00) (17.35)       --        (18.56)      (17.35)         --          --      (18.56)
WLCG5      Large Company Growth Fund (3/00,9/99) (22.07)       --        (15.27)      (22.07)         --          --       (3.82)
WMMK5      Money Market Fund (3/00,5/94)(p)        2.11        --          3.08         2.11        3.19          --        3.25
WSCG5      Small Cap Growth Fund (3/00,5/95)(q)  (25.52)       --        (38.23)      (25.52)      (3.22)         --        3.55

  (a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, and a 1.25% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

  (b)  (Commencement date of the subaccount; Commencement date of the fund)

  (c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

  (d)  Cumulative return (not annualized) since commencement date of the fund.

  (e) Cumulative return (not annualized) since commencement date of the subaccount.

  (f) Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser ,the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

  (g) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

  (h) Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (i) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

  (j) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

  (k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

  (l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (p) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (q) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average Annual Total  Return(a) For Contract  Option C And Selection Of Enhanced
Death Benefit And The Guaranteed Minimum Income Benefit Rider For Periods Ending
Dec. 31, 2001
                                                               Performance since               Performance of the fund
                                                                 commencement                                              Since
Subaccount  Investing In:                                     of the subaccount(b)    1 year     5 years     10 years   commencement
            AXP(R) VARIABLE PORTFOLIO -
WBCA9       Blue Chip Advantage Fund (3/02,9/99)(c)                    --%            (18.37%)        --%         --%      (9.02%)
WCAR9       Capital Resource Fund (__,10/81)                           --             (19.96)       2.85        4.53        9.64
WDEI9       Diversified Equity Income Fund (3/02,9/99)                 --              (0.07)         --          --        0.39
WEXI9       Extra Income Fund (3/02,5/96)                              --               2.68       (0.42)         --        0.35
WFDI9       Federal Income Fund (3/02,9/99)                            --               4.07          --          --        4.34
WNDM9       New Dimensions Fund(R) (3/02,5/96)                         --             (18.59)       7.41          --        8.35
WSVA9       Partners Small Cap Value Fund (7/02,8/01)                  --                 --          --          --        6.11(d)
WSCA9       Small Cap Advantage Fund (3/02,9/99)                       --              (8.59)         --          --        2.10
            AIM V.I.
WCAP9       Capital Appreciation Fund, Series I Shares
            (12/02,5/93)                                               --             (25.04)       3.61          --        9.28
WVAL9       Premier Equity Fund - Series I Shares
            (12/02,5/93)                                               --             (14.56)       7.26          --       10.91
            DREYFUS
WSRG9       The Dreyfus Socially Responsible
            Growth Fund, Inc. -
            Initial Share Class (12/02,10/93)(e)                       --             (24.35)       5.86          --       13.15
            FIDELITY(R) VIP
WDYC9       Dynamic Capital Appreciation Portfolio
            Service Class 2 (12/02,9/00)(f)                            --             (30.11)         --          --      (34.00)
WHIP9       High Income Portfolio Service Class 2
            (12/02,9/85)(f)                                            --             (13.89)      (6.05)       2.92        4.58
WMDC9       Mid Cap Portfolio Service Class 2
           (3/02,12/98)(f)                                             --              (5.63)         --          --       22.78
            FTVIPT
WISE9       Franklin Income Securities Fund - Class 2
            (12/02,1/89)(g)                                            --              (1.43)       4.68        6.90        7.52
WRES9       Franklin Real Estate Fund - Class 2
            (12/02,1/89)(g)                                            --               5.55        3.64        9.06        7.84
WSMC9       Franklin Small Cap Fund - Class 2
            (3/02,11/95)(g)                                            --             (17.15)       9.13          --       11.87
WVAS9       Franklin Small Cap Value Securities Fund -
            Class 2 (3/02,5/98)(g)                                     --              11.33          --          --        0.88
WMSS9       Mutual Shares Securities Fund - Class 2
           (3/02,11/96)(g)                                             --               4.72        7.78          --        8.20
            GOLDMAN SACHS VIT
WUSE9       CORE(SM) US Equity Fund (12/02,2/98)                       --             (13.90)         --          --        1.02
WMCV9       Mid Cap Value Fund (12/02,5/98)                            --               9.65          --          --        4.11
            MFS(R)
WGIS9       Investors Trust Series - Initial Class
            (12/02,10/95)                                              --             (17.84)       4.89          --        8.32
WUTS9       Utilities Series - Initial Class (12/02,1/95)              --             (25.95)       8.06          --       12.17
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS9       Oppenheimer Global Securities Fund/VA,
            Service Shares (8/02,11/90)                                --             (14.14)      12.80       11.43       10.31
WSTB9       Oppenheimer Strategic Bond Fund/VA,
            Service Shares (8/02,5/93)(h)                              --               4.88        2.52          --        3.56

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average Annual Total  Return(a) For Contract  Option C And Selection Of Enhanced
Death Benefit And The Guaranteed Minimum Income Benefit Rider For Periods Ending
Dec. 31, 2001 (continued)
                                                               Performance since                Performance of the fund
                                                                 commencement                                              Since
Subaccount  Investing In:                                     of the subaccount(b)    1 year     5 years     10 years   commencement
            PUTNAM VARIABLE TRUST
WHSC9       Putnam VT Health Sciences Fund -
            Class IB Shares (8/02,4/98)(c),(i)                         --%            (21.58%)        --%         --%       2.12%
WIGR9       Putnam VT International Growth Fund -
            Class IB Shares (3/02,1/97)(j)                             --             (22.42)         --          --        7.13
WVIS9       Putnam VT Vista Fund -
            Class IB Shares (3/02,1/97)(j)                             --             (35.08)         --          --        4.99
            WELLS FARGO VT
WAAL9       Asset Allocation Fund (12/02,4/94)(k)                      --              (9.01)       6.86          --        8.75
WCBD9       Corporate Bond Fund (12/02,9/99)                           --               5.01          --          --        5.22
WEQI9       Equity Income Fund (12/02,5/96)(l)                         --              (7.49)       7.00          --        7.69
WEQV9       Equity Value Fund (12/02,5/98)(m)                          --              (8.45)         --          --       (4.21)
WGRO9       Growth Fund (12/02,4/94)(n)                                --             (21.04)       2.56          --        7.66
WIEQ9       International Equity Fund (12/02,7/00)                     --             (17.98)         --          --      (19.24)
WLCG9       Large Company Growth Fund (12/02,9/99)                     --             (22.68)         --          --       (4.56)
WMMK9       Money Market Fund (12/02,5/94)(o)                          --               1.40        2.43          --        2.46
WSCG9       Small Cap Growth Fund (12/02,5/95)(p)                      --             (26.12)      (4.06)         --        2.78

  (a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, a 1.65% annual mortality and expense risk fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in these total returns.

  (b) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

  (c)  (Commencement date of the subaccount; Commencement date of the fund)

  (d)  Cumulative return (not annualized) since commencement date of the fund.

  (e) Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser ,the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

  (f) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

  (g) Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (h) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

  (i) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

  (j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

  (k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (p) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average Annual Total  Return(a) For Contract Option C And Selection Of Return Of
Purchase Payments For Periods Ending Dec. 31, 2001
                                                        Performance of the subaccount             Performance of the fund
                                                                          Since                                            Since
Subaccount  Investing In:                                  1 year     commencement    1 year     5 years    10 years   commencement
            AXP(R) VARIABLE PORTFOLIO -
WBCA3       Blue Chip Advantage Fund (3/00,9/99)(b)        (17.82%)      (14.60%)     (17.82%)        --%         --%      (8.37%)
WCAR3       Capital Resource Fund (3/00,10/81)             (19.42)       (19.86)      (19.42)       3.55        5.16       10.32
WDEI3       Diversified Equity Income Fund (3/00,9/99)       0.53          4.53         0.53          --          --        1.03
WEXI3       Extra Income Fund (3/00,5/96)                    3.32         (4.25)        3.32        0.25          --        1.03
WFDI3       Federal Income Fund (3/00,9/99)                  4.69          6.20         4.69          --          --        4.92
WNDM3       New Dimensions Fund(R) (3/00,5/96)             (18.03)       (17.36)      (18.03)       8.13          --        9.04
WSVA3       Partners Small Cap Value Fund (5/02,8/01)(c)       --            --           --          --          --        6.35(d)
WSCA3       Small Cap Advantage Fund (3/00,9/99)            (8.02)       (10.05)       (8.02)         --          --        2.74
            AIM V.I.
WCAP3       Capital Appreciation Fund, Series I Shares
            (3/00,5/93)                                    (24.51)       (26.70)      (24.51)       4.35          --       10.00
WVAL3       Premier Equity Fund - Series I Shares
            (3/00,5/93)                                    (14.00)       (18.05)      (14.00)       7.96          --       11.62
            DREYFUS
WSRG3       The Dreyfus Socially Responsible
            Growth Fund, Inc. -
            Initial Share Class (3/00,10/93)(f)            (23.82)       (18.68)      (23.82)       6.60          --       13.84
            FIDELITY(R) VIP
WDYC3       Dynamic Capital Appreciation Portfolio
            Service Class 2 (5/01,9/00)(g)                     --        (13.85)(e)   (29.59)         --          --      (33.45)
WHIP3       High Income Portfolio Service Class 2
            (5/01,9/85)(g)                                     --        (10.15)(e)   (13.33)      (5.27)       3.54        5.23
WMDC3       Mid Cap Portfolio Service Class 2
            (5/01,12/98)(g)                                    --          1.12(e)     (5.04)         --          --       23.53
            FTVIPT
WISE3       Franklin Income Securities Fund - Class 2
            (3/00,1/89)(h)                                  (0.83)         7.80        (0.83)       5.32        7.55        8.19
WRES3       Franklin Real Estate Fund - Class 2
            (3/00,1/89)(h)                                   6.19         20.88         6.19        4.28        9.72        8.50
WSMC3       Franklin Small Cap Fund - Class 2
            (3/00,11/95)(h)                                (16.60)       (28.28)      (16.60)       9.88          --       12.58
WVAS3       Franklin Small Cap Value Securities Fund -
            Class 2 (3/02,5/98)(c),(h)                         --            --        12.01          --          --        1.54
WMSS3       Mutual Shares Securities Fund - Class 2
            (3/00,11/96)(h)                                  5.36         12.31         5.36        8.44          --        8.86
            GOLDMAN SACHS VIT
WUSE3       CORE(SM) US Equity Fund (3/00,2/98)            (13.34)       (11.91)      (13.34)         --          --        1.67
WMCV3       Mid Cap Value Fund (3/00,5/98)                  10.31         27.46        10.31          --          --        4.75
            MFS(R)
WGIS3       Investors Trust Series - Initial Class
            (3/00,10/95)                                   (17.29)        (8.36)      (17.29)       5.60          --        8.98
WUTS3       Utilities Series - Initial Class (3/00,1/95)   (25.42)       (18.19)      (25.42)       8.83          --       12.99
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS3       Oppenheimer Global Securities Fund/VA,
            Service Shares (5/02,11/90)(c)                     --            --       (13.58)      13.54       12.10       10.99
WSTB3       Oppenheimer Strategic Bond Fund/VA,
            Service Shares (5/02,5/93)(c),(i)                  --            --         5.51        3.18          --        4.23

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average Annual Total  Return(a) For Contract Option C And Selection Of Return Of
Purchase Payments For Periods Ending Dec. 31, 2001 (continued)
                                                     Performance of the subaccount           Performance of the fund
                                                                        Since                                         Since
Subaccount  Investing In:                             1 year        commencement     1 year     5 years10 years   commencement
            PUTNAM VARIABLE TRUST
WHSC3       Putnam VT Health Sciences Fund -
            Class IB Shares (5/02,4/98)(b),(c),(j)             --%           --%      (21.04%)        --%         --%       2.77%
WIGR3       Putnam VT International Growth Fund -
            Class IB Shares (3/00,1/97)(k)                 (21.89)       (21.11)      (21.89)         --          --        7.87
WVIS3       Putnam VT Vista Fund -
            Class IB Shares (3/00,1/97)(k)                 (34.58)       (32.61)      (34.58)         --          --        5.81
            WELLS FARGO VT
WAAL3       Asset Allocation Fund (3/00,4/94)(l)            (8.43)        (5.21)       (8.43)       7.55          --        9.43
WCBD3       Corporate Bond Fund (3/00,9/99)                  5.65          7.14         5.65          --          --        5.88
WEQI3       Equity Income Fund (3/00,5/96)(m)               (6.91)         2.58        (6.91)       7.68          --        8.36
WEQV3       Equity Value Fund (3/00,5/98)(n)                (7.87)         0.13        (7.87)         --          --       (3.58)
WGRO3       Growth Fund (3/00,4/94)(o)                     (20.50)       (18.22)      (20.50)       3.27          --        8.37
WIEQ3       International Equity Fund (7/00,7/00)          (17.43)       (18.64)      (17.43)         --          --      (18.64)
WLCG3       Large Company Growth Fund (3/00,9/99)          (22.15)       (15.36)      (22.15)         --          --       (3.92)
WMMK3       Money Market Fund (3/00,5/94)(p)                 2.01          2.99         2.01        3.09          --        3.15
WSCG3       Small Cap Growth Fund (3/00,5/95)(q)           (25.59)       (38.29)      (25.59)      (3.32)         --        3.44

  (a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.15% annual variable account administrative charge, and a 1.35% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

  (b)  (Commencement date of the subaccount; Commencement date of the fund)

  (c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

  (d)  Cumulative return (not annualized) since commencement date of the fund.

  (e) Cumulative return (not annualized) since commencement date of the subaccount.

  (f) Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser ,the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

  (g) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

  (h) Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

  (i) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

  (j) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

  (k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

  (l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (p) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

  (q) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                      ERV - P
                      -------
                         P

where:       P = a hypothetical initial payment of $1,000
           ERV = ending  redeemable value of a hypothetical  $1,000
                 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge (for contract Option L) which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable fees and charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector fee, the Benefit Protector Plus fee, the Guaranteed Minimum Income Benefit Rider fee and the applicable mortality and expense risk fee. We also show return figures without deduction of the Benefit Protector fee, the Benefit Protector Plus fee and the Guaranteed Minimum Income Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                            -----
                             cd
where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
          d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ending Dec. 31, 2001

Subaccount  Investing in:                                         Yield

EIA         AXP(R) Variable Portfolio - Extra Income Fund         10.99%
WEXI3       AXP(R) Variable Portfolio - Extra Income Fund         11.07
SEXI1       AXP(R) Variable Portfolio - Extra Income Fund         11.00
WEXI1       AXP(R) Variable Portfolio - Extra Income Fund         11.11
WFDI5       AXP(R) Variable Portfolio - Federal Income Fund        5.66
WFDI3       AXP(R) Variable Portfolio - Federal Income Fund        5.66
SFDI1       AXP(R) Variable Portfolio - Federal Income Fund        5.81
WFDI1       AXP(R) Variable Portfolio - Federal Income Fund        5.58


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Calculating Annuity Payouts
THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:
We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life please contact your sales representative or view our current ratings by visiting the agency Web sites directly at:

Rating agency
A.M. Best                        www.ambest.com
Fitch  (formerly Duff & Phelps)  www.fitchratings.com
Moody's                          www.moodys.com/insurance

A.M.  Best -- Rates  insurance  companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter
American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

Independent Auditors
The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

Wells Fargo Advantage(SM) Choice Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Choice Variable Annuity (comprised of subaccounts WBCA5, WBCA3, SBCA1, WBCA1, ECR, WCAR3, SCAR1, WCAR1, WDEI5, WDEI3, SDEI1, WDEI1, EIA, WEXI3, SEXI1, WEXI1, WFDI5, WFDI3, SFDI1, WFDI1, EGD, WNDM3, SNDM1, WNDM1, WSCA5, WSCA3, SSCA1, WSCA1, ECA, WCAP3, SCAP1, WCAP1, EVA, WVAL3, SVAL1, WVAL1, ESR, WSRG3, WSRG1, WDYC5, WDYC3, WHIP5, WHIP3, WHIP1, WMDC5, WMDC3, WMDC1, WISE5, WISE3, WISE1, ERE, WRES3, SRES1, WRES1, WSMC5, WSMC3, WSMC1, EMU, WMSS3, SMSS1, WMSS1, JUS, WUSE3, SUSE1, WUSE1, JMC, WMCV3, WMCV1, WGIS5, WGIS3, WGIS1, EUT, WUTS3, SUTS1, WUTS1, EPL, WIGR3, WIGR1, EPT, WVIS3, WVIS1, WAAL5, WAAL3, WAAL1, WCBD5, WCBD3, WCBD1, WEQI5, WEQI3, SEQI1, WEQI1, WEQV5, WEQV3,
WEQV1, WGRO5, WGRO3, WGRO1, WIEQ5, WIEQ3, WIEQ1, WLCG5, WLCG3, WLCG1, WMMK5, WMMK3, WMMK1, WSCG5, WSCG3 and WSCG1 ) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Choice Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota
March 22, 2002

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities

                                                                                   Segregated Asset Subaccounts
December 31, 2001                        WBCA5          WBCA3       SBCA1       WBCA1        ECR        WCAR3      SCAR1      WCAR1
Assets
Investments in shares of
 mutual funds and portfolios:
   at cost                               $ 94,453   $1,008,228   $1,089,733   $239,221   $12,388,201   $531,592    $759,035   $ 325
                                         --------   ----------   ----------   --------   -----------   --------    --------   -----
   at market value                       $ 88,138   $  824,150   $  943,115   $211,261   $ 9,216,163   $377,927    $543,870   $ 213
Dividends receivable                           --           --           --         --            --         --          --      --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                            998           --           --         --            --         --          --      --
Receivable from mutual funds and
 portfolios for share redemptions              --           --           --         --            --         --          --      --
                                         --------   ----------   ----------   --------   -----------   --------    --------   -----
Total assets                               89,136      824,150      943,115    211,261     9,216,163    377,927     543,870     213
                                           ======      =======      =======    =======     =========    =======     =======     ===
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee              90          918        1,162        261         9,817        433         671       1
   Administrative charge                       11          102          120         25         1,177         48          69      --
   Contract terminations                       --            6            7         --           888         --          --      --
Payable to mutual funds and portfolios
 for investments purchased                     --           --           --         --            --         --          --      --
                                         --------   ----------   ----------   --------   -----------   --------    --------   -----
Total liabilities                             101        1,026        1,289        286        11,882        481         740       1
                                         --------   ----------   ----------   --------   -----------   --------    --------   -----
Net assets applicable to contracts in
 accumulation period                       89,035      823,124      941,826    210,975     9,198,516    377,446     543,130     212
Net assets applicable to contracts in
 payment period                                --           --           --         --         5,765         --          --      --
                                         --------   ----------   ----------   --------   -----------   --------    --------   -----
Total net assets                         $ 89,035   $  823,124   $  941,826   $210,975   $ 9,204,281   $377,446    $543,130   $ 212
                                         ========   ==========   ==========   ========   ===========   ========    ========   =====
Accumulation units outstanding            118,356    1,096,767    1,229,033    281,960     6,018,616    564,888     795,232     318
                                          =======    =========    =========    =======     =========    =======     =======     ===
Net asset value per accumulation unit    $   0.75   $     0.75   $     0.77   $   0.75   $      1.53   $   0.67    $   0.68   $0.67
                                         ========   ==========   ==========   ========   ===========   ========    ========   =====

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                                   Segregated Asset Subaccounts
December 31, 2001 (continued)              WDEI5      WDEI3      SDEI1      WDEI1        EIA       WEXI3        SEXI1       WEXI1
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $114,548   $244,153   $390,467   $151,981   $5,093,691    $599,297   $2,279,175   $83,049
                                         --------   --------   --------   --------   ----------    --------   ----------   -------
   at market value                       $116,442   $242,292   $396,651   $156,250   $5,000,906    $564,065   $2,212,114   $80,712
Dividends receivable                           --         --         --         --       46,833       5,120       18,630       730
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                          8,486        302         --         --        6,993         302           --        --
Receivable from mutual funds and
 portfolios for share redemptions              --         --         --         --           --          --           --        --
                                         --------   --------   --------   --------   ----------    --------   ----------   -------
Total assets                              124,928    242,594    396,651    156,250    5,054,732     569,487    2,230,744    81,442
                                          =======    =======    =======    =======    =========     =======    =========    ======
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             116        279        487        170        5,502         652        2,547       107
   Administrative charge                       14         31         50         16          660          72          264        10
   Contract terminations                       --         --         --         --           --          --           --        --
Payable to mutual funds and portfolios
 for investments purchased                     --         --         --         --           --          --           --        --
                                         --------   --------   --------   --------   ----------    --------   ----------   -------
Total liabilities                             130        310        537        186        6,162         724        2,811       117
                                         --------   --------   --------   --------   ----------    --------   ----------   -------
Net assets applicable to contracts in
 accumulation period                      124,798    242,284    396,114    156,064    5,048,570     568,763    2,227,933    81,325
Net assets applicable to contracts in
 payment period                                --         --         --         --           --          --           --        --
                                         --------   --------   --------   --------   ----------    --------   ----------   -------
Total net assets                         $124,798   $242,284   $396,114   $156,064   $5,048,570    $568,763   $2,227,933   $81,325
                                         ========   ========   ========   ========   ==========    ========   ==========   =======
Accumulation units outstanding            114,711    223,084    367,200    144,235    5,448,890     633,190    2,457,656    90,219
                                          =======    =======    =======    =======    =========     =======    =========    ======
Net asset value per accumulation unit    $   1.09   $   1.09   $   1.08   $   1.08   $     0.93    $   0.90   $     0.91   $  0.90
                                         ========   ========   ========   ========   ==========    ========   ==========   =======

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                        Segregated Asset Subaccounts
December 31, 2001 (continued)               WFDI5       WFDI3    SFDI1      WFDI1        EGD       WNDM3        SNDM1      WNDM1
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $128,595   $1,758,723  $469,394   $451,801  $6,418,939  $2,773,519  $2,733,617   $312,445
                                         --------   ----------  --------   --------  ----------  ----------  ----------   --------
   at market value                       $129,454   $1,763,601  $468,903   $452,393  $5,323,764  $2,202,965  $2,142,412   $255,777
Dividends receivable                          605        8,092     2,239      2,004          --          --          --         --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                             --          302        --         --      52,906      10,178          --         --
Receivable from mutual funds and
 portfolios for share redemptions              --           --        --         --          --          --          --         --
                                         --------   ----------  --------   --------  ----------  ----------  ----------   --------
Total assets                              130,059    1,771,995   471,142    454,397   5,376,670   2,213,143   2,142,412    255,777
                                          =======    =========   =======    =======   =========   =========   =========    =======
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             139        1,990       592        566       5,654       2,494       2,630        335
   Administrative charge                       16          221        61         55         678         277         272         33
   Contract terminations                       --           --        --         --          --          --         382         --
Payable to mutual funds and portfolios
 for investments purchased                     --           --        --         --          --          --          --         --
                                         --------   ----------  --------   --------  ----------  ----------  ----------   --------
Total liabilities                             155        2,211       653        621       6,332       2,771       3,284        368
                                         --------   ----------  --------   --------  ----------  ----------  ----------   --------
Net assets applicable to contracts in
 accumulation period                      129,904    1,769,784   470,489    453,776   5,370,338   2,210,372   2,139,128    255,409
Net assets applicable to contracts in
 payment period                                --           --        --         --          --          --          --         --
                                         --------   ----------  --------   --------  ----------  ----------  ----------   --------
Total net assets                         $129,904   $1,769,784  $470,489   $453,776  $5,370,338  $2,210,372  $2,139,128   $255,409
                                         ========   ==========  ========   ========  ==========  ==========  ==========   ========
Accumulation units outstanding            117,173    1,608,525   423,532    412,908   4,236,699   3,127,972   2,896,006    362,662
                                          =======    =========   =======    =======   =========   =========   =========    =======
Net asset value per accumulation unit    $   1.11   $     1.10  $   1.11   $   1.10  $     1.27  $     0.71  $     0.74   $   0.70
                                         ========   ==========  ========   ========  ==========  ==========  ==========   ========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                      Segregated Asset Subaccounts
December 31, 2001 (continued)              WSCA5      WSCA3      SSCA1     WSCA1      ECA        WCAP3         SCAP1      WCAP1
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $71,349   $293,258   $431,263   $68,401   $5,732,675   $4,637,071   $ 9,219,970   $405,420
                                         -------   --------   --------   -------   ----------   ----------   -----------   --------
   at market value                       $72,739   $303,446   $437,530   $65,161   $4,056,971   $3,272,870   $ 6,450,627   $292,497
Dividends receivable                          --         --         --        --           --           --            --         --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                         1,140        151        121        --           --           --            --         --
Receivable from mutual funds and
 portfolios for share redemptions             --         --         --        --        7,220      201,445       148,187        413
                                         -------   --------   --------   -------   ----------   ----------   -----------   --------
Total assets                              73,879    303,597    437,651    65,161    4,064,191    3,474,315     6,598,814    292,910
                                          ======    =======    =======    ======    =========    =========     =========    =======
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             73        337        525        85        4,258        3,939         7,933        377
   Administrative charge                       9         37         54         8          511          438           820         36
   Contract terminations                      --         --         --        --        2,451      197,068       139,434         --
Payable to mutual funds and portfolios
 for investments purchased                    --         --         --        --           --           --            --         --
                                         -------   --------   --------   -------   ----------   ----------   -----------   --------
Total liabilities                             82        374        579        93        7,220      201,445       148,187        413
                                         -------   --------   --------   -------   ----------   ----------   -----------   --------
Net assets applicable to contracts
 in accumulation period                   73,797    303,223    437,072    65,068    4,056,971    3,272,870     6,450,627    292,497
Net assets applicable to contracts
 in payment period                            --         --         --        --           --           --            --         --
                                         -------   --------   --------   -------   ----------   ----------   -----------   --------
Total net assets                         $73,797   $303,223   $437,072   $65,068   $4,056,971   $3,272,870   $ 6,450,627   $292,497
                                         =======   ========   ========   =======   ==========   ==========   ===========   ========
Accumulation units outstanding            89,259    367,444    474,105    79,135    4,269,369    5,771,962    10,246,950    517,181
                                          ======    =======    =======    ======    =========    =========    ==========    =======
Net asset value per accumulation unit    $  0.83   $   0.83   $   0.92   $  0.82   $     0.95   $     0.57   $      0.63   $   0.57
                                         =======   ========   ========   =======   ==========   ==========   ===========   ========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                            Segregated Asset Subaccounts
December 31, 2001 (continued)                 EVA        WVAL3        SVAL1         WVAL1       ESR       WSRG3      WSRG1    WDYC5
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $18,489,891   $8,271,826   $7,791,705   $1,531,657   $505,773   $653,576   $367,263  $1,081
                                         -----------   ----------   ----------   ----------   --------   --------   --------  ------
   at market value                       $14,616,875   $6,787,948   $6,114,595   $1,269,962   $356,909   $543,232   $262,537  $  954
Dividends receivable                              --           --           --           --         --         --         --      --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                             2,154      337,361      260,636           --         --         --         --      --
Receivable from mutual funds and
 portfolios for share redemptions             17,395        8,128        7,954        1,804        423        682        376       1
                                         -----------   ----------   ----------   ----------   --------   --------   --------  ------
Total assets                              14,636,424    7,133,437    6,383,185    1,271,766    357,332    543,914    262,913     955
                                          ==========    =========    =========    =========    =======    =======    =======     ===
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             15,531        7,315        7,208        1,645        378        614        343       1
   Administrative charge                       1,864          813          746          159         45         68         33      --
   Contract terminations                          --           --           --           --         --         --         --      --
Payable to mutual funds and portfolios
 for investments purchased                     2,154      337,361      260,636           --         --         --         --      --
                                         -----------   ----------   ----------   ----------   --------   --------   --------  ------
Total liabilities                             19,549      345,489      268,590        1,804        423        682        376       1
                                         -----------   ----------   ----------   ----------   --------   --------   --------  ------
Net assets applicable to contracts
 in accumulation period                   14,606,088    6,787,948    6,114,595    1,269,962    356,909    543,232    262,537     954
Net assets applicable to contracts
 in payment period                            10,787           --           --           --         --         --         --      --
                                         -----------   ----------   ----------   ----------   --------   --------   --------  ------
Total net assets                         $14,616,875   $6,787,948   $6,114,595   $1,269,962   $356,909   $543,232   $262,537  $  954
                                         ===========   ==========   ==========   ==========   ========   ========   ========  ======
Accumulation units outstanding            11,706,176    9,748,746    8,587,860    1,830,074    433,646    791,525    383,987   1,001
                                          ==========    =========    =========    =========    =======    =======    =======   =====
Net asset value per accumulation unit    $      1.25   $     0.70   $     0.71   $     0.69   $   0.82   $   0.69   $   0.68  $ 0.95
                                         ===========   ==========   ==========   ==========   ========   ========   ========  ======

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                       Segregated Asset Subaccounts
December 31, 2001 (continued)              WDYC3     WHIP5       WHIP3       WHIP1        WMDC5       WMDC3      WMDC1      WISE5
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $57,459    $3,271     $39,995     $38,433      $95,296    $157,482    $12,590   $106,883
                                         -------    ------     -------     -------      -------    --------    -------   --------
   at market value                       $58,424    $3,114     $38,528     $38,718      $99,826    $165,341    $13,647   $ 99,796
Dividends receivable                          --        --          --          --           --          --         --         --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                            --     1,506       2,630          --           --         809         --        503
Receivable from mutual funds and
 portfolios for share redemptions             72         2          44          55          115         204         20        121
                                         -------    ------     -------     -------      -------    --------    -------   --------
Total assets                              58,496     4,622      41,202      38,773       99,941     166,354     13,667    100,420
                                          ======     =====      ======      ======       ======     =======     ======    =======
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             65         2          40          50          103         184         18        108
   Administrative charge                       7        --           4           5           12          20          2         13
   Contract terminations                      --        --          --          --           --          --         --         --
Payable to mutual funds and portfolios
 for investments purchased                    --     1,506       2,630          --           --         809         --        503
                                         -------    ------     -------     -------      -------    --------    -------   --------
Total liabilities                             72     1,508       2,674          55          115       1,013         20        624
                                         -------    ------     -------     -------      -------    --------    -------   --------
Net assets applicable to contracts
 in accumulation period                   58,424     3,114      38,528      38,718       99,826     165,341     13,647     99,796
Net assets applicable to contracts
 in payment period                            --        --          --          --           --          --         --         --
                                         -------    ------     -------     -------      -------    --------    -------   --------
Total net assets                         $58,424    $3,114     $38,528     $38,718      $99,826    $165,341    $13,647   $ 99,796
                                         =======    ======     =======     =======      =======    ========    =======   ========
Accumulation units outstanding            61,379     3,417      42,308      42,577       93,943     155,709     12,870    101,150
                                          ======     =====      ======      ======       ======     =======     ======    =======
Net asset value per accumulation unit    $  0.95    $ 0.91     $  0.91     $  0.91      $  1.06    $   1.06    $  1.06   $   0.99
                                         =======    ======     =======     =======      =======    ========    =======   ========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                        Segregated Asset Subaccounts
December 31, 2001 (continued)               WISE3      WISE1        ERE      WRES3       SRES1       WRES1       WSMC5       WSMC3
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $1,127,822   $422,051   $412,807   $279,199    $909,818    $152,028    $393,230  $1,438,139
                                         ----------   --------   --------   --------    --------    --------    --------  ----------
   at market value                       $1,092,152   $405,513   $433,717   $291,004    $958,744    $156,699    $366,045  $1,311,681
Dividends receivable                             --         --         --         --          --          --          --          --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                            3,907         --      2,130        237          --          --      25,689          --
Receivable from mutual funds and
 portfolios for share redemptions             1,319        550        508     21,322      12,185         216         395      10,902
                                         ----------   --------   --------   --------    --------    --------    --------  ----------
Total assets                              1,097,378    406,063    436,355    312,563     970,929     156,915     392,129   1,322,583
                                          =========    =======    =======    =======     =======     =======     =======   =========
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             1,187        501        454        338       1,183         197         353       1,492
   Administrative charge                        132         49         54         38         122          19          42         166
   Contract terminations                         --         --         --     20,946      10,880          --          --       9,244
Payable to mutual funds and portfolios
 for investments purchased                    3,907         --      2,130         --          --          --      25,689          --
                                         ----------   --------   --------   --------    --------    --------    --------  ----------
Total liabilities                             5,226        550      2,638     21,322      12,185         216      26,084      10,902
                                         ----------   --------   --------   --------    --------    --------    --------  ----------
Net assets applicable to contracts
 in accumulation period                   1,092,152    405,513    433,717    291,241     958,744     156,699     366,045   1,311,681
Net assets applicable to contracts
 in payment period                               --         --         --         --          --          --          --          --
                                         ----------   --------   --------   --------    --------    --------    --------  ----------
Total net assets                         $1,092,152   $405,513   $433,717   $291,241    $958,744    $156,699    $366,045  $1,311,681
                                         ==========   ========   ========   ========    ========    ========    ========  ==========
Accumulation units outstanding            1,110,564    413,265    325,305    231,909     684,807     125,234     723,446   2,596,508
                                          =========    =======    =======    =======     =======     =======     =======   =========
Net asset value per accumulation unit    $     0.98   $   0.98   $   1.33   $   1.26    $   1.40    $   1.25    $   0.51  $     0.51
                                         ==========   ========   ========   ========    ========    ========    ========  ==========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                       Segregated Asset Subaccounts
December 31, 2001 (continued)               WSMC1      EMU      WMSS3      SMSS1     WMSS1         JUS        WUSE3        SUSE1
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $325,167   $681,235   $384,737   $612,873   $26,936    $1,229,315   $  892,993   $1,639,312
                                         --------   --------   --------   --------   -------    ----------   ----------   ----------
   at market value                       $310,383   $673,880   $380,068   $593,143   $27,810    $1,028,024   $  807,268   $1,416,772
Dividends receivable                           --         --         --         --        --            --           --           --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                             --     28,144      3,384         --        --         2,481           --           --
Receivable from mutual funds and
 portfolios for share redemptions             419        746        442      8,200        35         1,299        2,498       51,843
                                         --------   --------   --------   --------   -------    ----------   ----------   ----------
Total assets                              310,802    702,770    383,894    601,343    27,845     1,031,804      809,766    1,468,615
                                          =======    =======    =======    =======    ======     =========      =======    =========
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             382        666        398        736        32         1,160          917        1,838
   Administrative charge                       37         80         44         76         3           139          102          190
   Contract terminations                       --         --         --      7,388        --            --        1,479       49,815
Payable to mutual funds and portfolios
 for investments purchased                     --     28,144      3,384         --        --         2,481           --           --
                                         --------   --------   --------   --------   -------    ----------   ----------   ----------
Total liabilities                             419     28,890      3,826      8,200        35         3,780        2,498       51,843
                                         --------   --------   --------   --------   -------    ----------   ----------   ----------
Net assets applicable to contracts
 in accumulation period                   310,383    673,880    380,068    593,143    27,810     1,028,024      807,268    1,416,772
Net assets applicable to contracts
 in payment period                             --         --         --         --        --            --           --           --
                                         --------   --------   --------   --------   -------    ----------   ----------   ----------
Total net assets                         $310,383   $673,880   $380,068   $593,143   $27,810    $1,028,024   $  807,268   $1,416,772
                                         ========   ========   ========   ========   =======    ==========   ==========   ==========
Accumulation units outstanding            616,623    546,335    324,208    472,993    23,784     1,182,703    1,016,772    1,746,913
                                          =======    =======    =======    =======    ======     =========    =========    =========
Net asset value per accumulation unit    $   0.50   $   1.23   $   1.17   $   1.25   $  1.17    $     0.87   $     0.79   $     0.81
                                         ========   ========   ========   ========   =======    ==========   ==========   ==========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                     Segregated Asset Subaccounts
December 31, 2001 (continued)               WUSE1        JMC      WMCV3     WMCV1      WGIS5       WGIS3      WGIS1        EUT
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $258,496   $376,982   $927,683   $475,426    $199,458   $1,370,185   $135,318  $3,358,448
                                         --------   --------   --------   --------    --------   ----------   --------  ----------
   at market value                       $226,069   $390,010   $976,924   $499,071    $184,894   $1,241,778   $127,028  $2,419,543
Dividends receivable                           --         --         --         --          --           --         --          --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                             --      2,130      8,486        311       1,435        4,839         --       4,054
Receivable from mutual funds and
 portfolios for share redemptions             307        438      1,194        674         213        1,548        170       2,866
                                         --------   --------   --------   --------    --------   ----------   --------  ----------
Total assets                              226,376    392,578    986,604    500,056     186,542    1,248,165    127,198   2,426,463
                                          =======    =======    =======    =======     =======    =========    =======   =========
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             280        391      1,075        615         190        1,393        155       2,559
   Administrative charge                       27         47        119         59          23          155         15         307
   Contract terminations                       --         --         --         --          --           --         --          --
Payable to mutual funds and portfolios
 for investments purchased                     --      2,130      8,486         --       1,435        4,839         --       4,054
                                         --------   --------   --------   --------    --------   ----------   --------  ----------
Total liabilities                             307      2,568      9,680        674       1,648        6,387        170       6,920
                                         --------   --------   --------   --------    --------   ----------   --------  ----------
Net assets applicable to contracts
 in accumulation period                   226,069    390,010    976,924    499,382     184,894    1,241,778    127,028   2,419,543
Net assets applicable to contracts
 in payment period                             --         --         --         --          --           --         --          --
                                         --------   --------   --------   --------    --------   ----------   --------  ----------
Total net assets                         $226,069   $390,010   $976,924   $499,382    $184,894   $1,241,778   $127,028  $2,419,543
                                         ========   ========   ========   ========    ========   ==========   ========  ==========
Accumulation units outstanding            285,684    279,529    626,057    321,115     218,957    1,472,896    150,859   2,549,972
                                          =======    =======    =======    =======     =======    =========    =======   =========
Net asset value per accumulation unit    $   0.79   $   1.40   $   1.56   $   1.56    $   0.84   $     0.84   $   0.84  $     0.95
                                         ========   ========   ========   ========    ========   ==========   ========  ==========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                       Segregated Asset Subaccounts
December 31, 2001 (continued)               WUTS3      SUTS1     WUTS1         EPL       WIGR3       WIGR1         EPT       WVIS3
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                              $2,415,016  $2,542,252  $556,842  $2,121,939  $3,098,896  $  930,749  $1,020,020  $3,335,794
                                        ----------  ----------  --------  ----------  ----------  ----------  ----------  ----------
   at market value                      $1,786,053  $1,812,367  $449,301  $1,651,442  $2,370,620  $  727,520  $  716,724  $2,228,274
Dividends receivable                            --          --        --          --          --          --          --          --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                             398          --        --      21,233          --          --       2,961      10,039
Receivable from mutual funds and
 portfolios for share redemptions            2,258       2,462       624       1,856       7,178       1,041         830       2,777
                                        ----------  ----------  --------  ----------  ----------  ----------  ----------  ----------
Total assets                             1,788,709   1,814,829   449,925   1,674,531   2,377,798     728,561     720,515   2,241,090
                                         =========   =========   =======   =========   =========     =======     =======   =========
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee            2,034       2,227       569       1,657       2,690         949         741       2,499
   Administrative charge                       224         230        55         199         299          92          89         278
   Contract terminations                        --           5        --          --       4,189          --          --          --
Payable to mutual funds and portfolios
 for investments purchased                     398          --        --      21,233          --          --       2,961      10,039
                                        ----------  ----------  --------  ----------  ----------  ----------  ----------  ----------
Total liabilities                            2,656       2,462       624      23,089       7,178       1,041       3,791      12,816
                                        ----------  ----------  --------  ----------  ----------  ----------  ----------  ----------
Net assets applicable to contracts
 in accumulation period                  1,786,053   1,812,367   449,301   1,651,442   2,370,620     727,520     716,724   2,228,274
Net assets applicable to contracts
 in payment period                              --          --        --          --          --          --          --          --
                                        ----------  ----------  --------  ----------  ----------  ----------  ----------  ----------
Total net assets                        $1,786,053  $1,812,367  $449,301  $1,651,442  $2,370,620  $  727,520  $  716,724  $2,228,274
                                        ==========  ==========  ========  ==========  ==========  ==========  ==========  ==========
Accumulation units outstanding           2,824,313   2,469,129   713,097   1,775,441   4,039,987   1,244,429     781,502   4,623,626
                                         =========   =========   =======   =========   =========   =========     =======   =========
Net asset value per accumulation unit   $     0.63  $     0.73  $   0.63  $     0.93  $     0.59  $     0.58  $     0.92  $     0.48
                                        ==========  ==========  ========  ==========  ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                          Segregated Asset Subaccounts
December 31, 2001 (continued)               WVIS1     WAAL5        WAAL3        WAAL1      WCBD5        WCBD3      WCBD1     WEQI5
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $1,185,873  $564,518   $6,862,277   $1,725,998   $172,643   $1,528,480   $614,088  $588,201
                                         ----------  --------   ----------   ----------   --------   ----------   --------  --------
   at market value                       $  805,154  $524,837   $6,397,848   $1,598,312   $174,256   $1,534,899   $612,671  $581,596
Dividends receivable                             --        --           --           --        893        7,605      3,016        --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                               --        49       19,176           --         --       13,151         --    51,461
Receivable from mutual funds and
 portfolios for share redemptions             1,130       608        7,891        2,275      4,472        1,931        867       601
                                         ----------  --------   ----------   ----------   --------   ----------   --------  --------
Total assets                                806,284   525,494    6,424,915    1,600,587    179,621    1,557,586    616,554   633,658
                                            =======   =======    =========    =========    =======    =========    =======   =======
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             1,030       543        7,102        2,074        189        1,739        790       537
   Administrative charge                        100        65          789          201         23          193         77        64
   Contract terminations                         --        --           --           --      4,260           --         --        --
Payable to mutual funds and portfolios
 for investments purchased                       --        49       19,176           --        893       20,755      3,016    51,461
                                         ----------  --------   ----------   ----------   --------   ----------   --------  --------
Total liabilities                             1,130       657       27,067        2,275      5,365       22,687      3,883    52,062
                                         ----------  --------   ----------   ----------   --------   ----------   --------  --------
Net assets applicable to contracts
 in accumulation period                     805,154   524,837    6,397,848    1,598,312    174,256    1,534,899    612,671   581,596
Net assets applicable to contracts
 in payment period                               --        --           --           --         --           --         --        --
                                         ----------  --------   ----------   ----------   --------   ----------   --------  --------
Total net assets                         $  805,154  $524,837   $6,397,848   $1,598,312   $174,256   $1,534,899   $612,671  $581,596
                                         ==========  ========   ==========   ==========   ========   ==========   ========  ========
Accumulation units outstanding            1,675,935   580,121    7,089,097    1,777,201    155,001    1,372,544    547,620   553,495
                                          =========   =======    =========    =========    =======    =========    =======   =======
Net asset value per accumulation unit    $     0.48  $   0.90   $     0.90   $     0.90   $   1.12   $     1.12   $   1.12  $   1.05
                                         ==========  ========   ==========   ==========   ========   ==========   ========  ========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                           Segregated Asset Subaccounts
December 31, 2001 (continued)               WEQI3       SEQI1       WEQI1       WEQV5      WEQV3       WEQV1      WGRO5      WGRO3
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $2,127,259    $147,207    $557,423    $120,034   $456,052    $314,200   $172,648   $316,310
                                         ----------    --------    --------    --------   --------    --------   --------   --------
   at market value                       $2,068,804    $139,384    $545,528    $119,598   $449,290    $306,813   $132,045   $254,444
Dividends receivable                             --          --          --          --         --          --         --         --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                            3,777          --          --          --         --          --         --      9,317
Receivable from mutual funds and
 portfolios for share redemptions             2,533         189         765         136        557         412        138        316
                                         ----------    --------    --------    --------   --------    --------   --------   --------
Total assets                              2,075,114     139,573     546,293     119,734    449,847     307,225    132,183    264,077
                                          =========     =======     =======     =======    =======     =======    =======    =======
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             2,280         171         698         121        501         376        123        284
   Administrative charge                        253          18          67          15         56          36         15         32
   Contract terminations                         --          --          --          --         --          --         --         --
Payable to mutual funds and portfolios
 for investments purchased                    3,777          --          --          --         --          --         --      9,317
                                         ----------    --------    --------    --------   --------    --------   --------   --------
Total liabilities                             6,310         189         765         136        557         412        138      9,633
                                         ----------    --------    --------    --------   --------    --------   --------   --------
Net assets applicable to contract
 in accumulation period                   2,068,804     139,384     545,528     119,598    449,290     306,813    132,045    254,444
Net assets applicable to contracts
 in payment period                               --          --          --          --         --          --         --         --
                                         ----------    --------    --------    --------   --------    --------   --------   --------
Total net assets                         $2,068,804    $139,384    $545,528    $119,598   $449,290    $306,813   $132,045   $254,444
                                         ==========    ========    ========    ========   ========    ========   ========   ========
Accumulation units outstanding            1,972,144     132,341     522,019     118,926    447,582     306,787    190,117    367,019
                                          =========     =======     =======     =======    =======     =======    =======    =======
Net asset value per accumulation unit    $     1.05    $   1.05    $   1.05    $   1.01   $   1.00    $   1.00   $   0.69   $   0.69
                                         ==========    ========    ========    ========   ========    ========   ========   ========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts
December 31, 2001 (continued)              WGRO1       WIEQ5      WIEQ3     WIEQ1      WLCG5        WLCG3        WLCG1     WMMK5
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                               $72,822     $44,599   $303,238   $48,621   $1,756,153   $ 9,090,270   $2,246,036  $745,898
                                         -------     -------   --------   -------   ----------   -----------   ----------  --------
   at market value                       $65,890     $44,272   $275,846   $45,688   $1,513,369   $ 7,891,689   $1,929,412  $746,063
Dividends receivable                          --          --         --        --           --            --           --       996
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                            --          --         --        --        1,758        35,200           --        --
Receivable from mutual funds and
 portfolios for share redemptions             95          51        349        66        1,752         9,742        2,733       795
                                         -------     -------   --------   -------   ----------   -----------   ----------  --------
Total assets                              65,985      44,323    276,195    45,754    1,516,879     7,936,631    1,932,145   747,854
                                          ======      ======    =======    ======    =========     =========    =========   =======
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee             87          45        314        60        1,564         8,768        2,492       710
   Administrative charge                       8           6         35         6          188           974          241        85
   Contract terminations                      --          --         --        --           --            --           --        --
Payable to mutual funds and portfolios
 for investments purchased                    --          --         --        --        1,758        35,200           --       996
                                         -------     -------   --------   -------   ----------   -----------   ----------  --------
Total liabilities                             95          51        349        66        3,510        44,942        2,733     1,791
                                         -------     -------   --------   -------   ----------   -----------   ----------  --------
Net assets applicable to contracts
 in accumulation period                   65,890      44,272    275,846    45,688    1,513,369     7,891,689    1,929,412   746,063
Net assets applicable to contracts
 in payment period                            --          --         --        --           --            --           --        --
                                         -------     -------   --------   -------   ----------   -----------   ----------  --------
Total net assets                         $65,890     $44,272   $275,846   $45,688   $1,513,369   $ 7,891,689   $1,929,412  $746,063
                                         =======     =======   ========   =======   ==========   ===========   ==========  ========
Accumulation units outstanding            95,408      60,272    375,009    62,297    2,046,364    10,688,936    2,621,634   711,727
                                          ======      ======    =======    ======    =========    ==========    =========   =======
Net asset value per accumulation unit    $  0.69     $  0.73   $   0.74   $  0.73   $     0.74   $      0.74   $     0.74  $   1.05
                                         =======     =======   ========   =======   ==========   ===========   ==========  ========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
                                                                            Segregated Asset Subaccounts
December 31, 2001 (continued)                               WMMK3          WMMK1         WSCG5         WSCG3       WSCG1
Assets
Investments in shares of mutual funds
 and portfolios:
   at cost                                               $9,287,808     $1,164,574    $  576,124    $2,323,422    $559,452
                                                         ----------     ----------    ----------    ----------    --------
   at market value                                       $9,291,472     $1,165,101    $  475,868    $1,514,650    $376,383
Dividends receivable                                         13,597          1,546            --            --          --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                                           10,477        103,993         1,368            --          --
Receivable from mutual funds and
 portfolios for share redemptions                            11,703          1,509           544        11,881         534
                                                         ----------     ----------    ----------    ----------    --------
Total assets                                              9,327,249      1,272,149       477,780     1,526,531     376,917
                                                          =========      =========       =======     =========     =======
Liabilities
Payable to American Enterprise Life for:
   Mortality and expense risk fee                            10,533          1,376           486         1,723         487
   Administrative charge                                      1,170            133            58           191          47
   Contract terminations                                         --             --            --            --          --
Payable to mutual funds and portfolios
 for investments purchased                                   24,074        105,539         1,368         9,967          --
                                                         ----------     ----------    ----------    ----------    --------
Total liabilities                                            35,777        107,048         1,912        11,881         534
                                                         ----------     ----------    ----------    ----------    --------
Net assets applicable to contracts
 in accumulation period                                   9,291,472      1,165,101       475,868     1,514,650     376,383
Net assets applicable to contracts
 in payment period                                               --             --            --            --          --
                                                         ----------     ----------    ----------    ----------    --------
Total net assets                                         $9,291,472     $1,165,101    $  475,868    $1,514,650    $376,383
                                                         ==========     ==========    ==========    ==========    ========
Accumulation units outstanding                            8,906,824      1,117,204     1,146,391     3,654,916     911,462
                                                          =========      =========     =========     =========     =======
Net asset value per accumulation unit                    $     1.04     $     1.04    $     0.42    $     0.41    $   0.41
                                                         ==========     ==========    ==========    ==========    ========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2001               WBCA5        WBCA3        SBCA1     WBCA1           ECR       WCAR3       SCAR1     WCAR1
Investment income
Dividend income from
 mutual funds and portfolios             $   290    $   5,537    $   6,217   $  1,158   $    29,860    $  1,214   $   1,767    $  1
Variable account expenses                    610       11,152       13,690      2,720       141,193       6,030       9,316       4
                                             ---       ------       ------      -----       -------       -----       -----       -
Investment income (loss) -- net             (320)      (5,615)      (7,473)    (1,562)     (111,333)     (4,816)     (7,549)     (3)
                                            ====       ======       ======     ======      ========      ======      ======      ==
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                       739      189,445      753,026     30,730     1,232,804      61,147      98,700       4
   Cost of investments sold                  814      233,507      848,964     34,572     1,628,319      77,452     127,618       6
                                             ---      -------      -------     ------     ---------      ------     -------       -
Net realized gain (loss)
 on sales of investments                     (75)     (44,062)     (95,938)    (3,842)     (395,515)    (16,305)    (28,918)     (2)
Distributions from capital gain               --           --           --         --            --          --          --      --
Net change in unrealized appreciation
 or depreciation of investments           (5,895)    (109,943)     (84,481)   (22,779)   (1,830,120)    (69,663)    (97,585)    (46)
                                          ------     --------      -------    -------    ----------     -------     -------     ---
Net gain (loss) on investments            (5,970)    (154,005)    (180,419)   (26,621)   (2,225,635)    (85,968)   (126,503)    (48)
                                          ------     --------     --------    -------    ----------     -------    --------     ---
Net increase (decrease) in net assets
 resulting from operations               $(6,290)   $(159,620)   $(187,892)  $(28,183)  $(2,336,968)   $(90,784)  $(134,052)   $(51)
                                         =======    =========    =========   ========   ===========    ========   =========    ====

Statements of Operations
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)   WDEI5        WDEI3       SDEI1       WDEI1       EIA        WEXI3       SEXI1     WEXI1
Investment income
Dividend income from mutual funds
 and portfolios                           $  630     $  2,190   $    4,440    $   947   $  157,932    $ 47,843   $ 80,740   $ 3,732
Variable account expenses                    671        2,464        5,099      1,285       19,947       6,623     11,724       594
                                             ---        -----        -----      -----       ------       -----     ------       ---
Investment income (loss) -- net              (41)        (274)        (659)      (338)     137,985      41,220     69,016     3,138
                                             ===         ====         ====       ====      =======      ======     ======     =====
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                     5,329      168,391    2,217,200     11,633    1,385,195     256,716    219,712    15,726
   Cost of investments sold                5,513      170,206    2,267,130     11,200    1,447,362     280,153    232,395    16,248
                                           -----      -------    ---------     ------    ---------     -------    -------    ------
Net realized gain (loss)
 on sales of investments                    (184)      (1,815)     (49,930)       433      (62,167)    (23,437)   (12,683)     (522)
Distributions from capital gain               --           --           --         --           --          --         --        --
Net change in unrealized appreciation
 or depreciation of investments            1,747       (3,989)       4,363      3,152      (42,466)     (7,025)   (33,153)   (1,705)
                                           -----       ------        -----      -----      -------      ------    -------    ------
Net gain (loss) on investments             1,563       (5,804)     (45,567)     3,585     (104,633)    (30,462)   (45,836)   (2,227)
                                           -----       ------      -------      -----     --------     -------    -------    ------
Net increase (decrease) in net assets
 resulting from operations                $1,522     $ (6,078)  $  (46,226)   $ 3,247   $   33,352    $ 10,758   $ 23,180   $   911
                                          ======     ========   ==========    =======   ==========    ========   ========   =======

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)   WFDI5     WFDI3      SFDI1     WFDI1           EGD       WNDM3       SNDM1      WNDM1
Investment income
Dividend income from mutual funds
 and portfolios                           $3,119  $ 48,584   $ 11,662   $ 9,732   $    11,728   $   4,610   $   4,492   $    545
Variable account expenses                    968    16,420      4,200     3,693        72,057      29,406      30,444      3,820
                                             ---    ------      -----     -----        ------      ------      ------      -----
Investment income (loss) -- net            2,151    32,164      7,462     6,039       (60,329)    (24,796)    (25,952)    (3,275)
                                           =====    ======      =====     =====       =======     =======     =======     ======
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                     2,777   606,083    247,573    78,111       704,989     195,608     459,920     31,927
   Cost of investments sold                2,718   596,196    246,453    77,401       831,932     247,617     587,884     40,010
                                           -----   -------    -------    ------       -------     -------     -------     ------
Net realized gain (loss)
 on sales of investments                      59     9,887      1,120       710      (126,943)    (52,009)   (127,964)    (8,083)
Distributions from capital gain               --        --         --        --            --          --          --         --
Net change in unrealized appreciation
 or depreciation of investments              (39)      (32)      (668)       79      (844,510)   (288,903)   (245,647)   (28,551)
                                             ---       ---       ----        --      --------    --------    --------    -------
Net gain (loss) on investments                20     9,855        452       789      (971,453)   (340,912)   (373,611)   (36,634)
                                              --     -----        ---       ---      --------    --------    --------    -------
Net increase (decrease) in net assets
 resulting from operations                $2,171  $ 42,019   $  7,914   $ 6,828   $(1,031,782)  $(365,708)  $(399,563)  $(39,909)
                                          ======  ========   ========   =======   ===========   =========   =========   ========

Statements of Operations
                                                                     Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)   WSCA5     WSCA3      SSCA1     WSCA1         ECA        WCAP3          SCAP1     WCAP1
Investment income
Dividend income from mutual funds
 and portfolios                           $   --   $    --  $      --   $    --    $       --  $        --    $        --  $     --
Variable account expenses                    420     2,535      3,374       937        50,273       53,151        100,062     4,121
                                             ---     -----      -----       ---        ------       ------        -------     -----
Investment income (loss) -- net             (420)   (2,535)    (3,374)     (937)      (50,273)     (53,151)      (100,062)   (4,121)
                                            ====    ======     ======      ====       =======      =======       ========    ======
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                       630    68,537    406,835     5,198     1,047,853    2,275,431      3,018,727    31,146
   Cost of investments sold                  660    69,884    440,891     5,533     1,483,458    3,158,283      4,424,609    39,875
                                             ---    ------    -------     -----     ---------    ---------      ---------    ------
Net realized gain (loss)
 on sales of investments                     (30)   (1,347)   (34,056)     (335)     (435,605)    (882,852)    (1,405,882)   (8,729)
Distributions from capital gain               --        --         --        --       330,973      279,901        528,462    23,208
Net change in unrealized appreciation
 or depreciation of investments            2,076    11,828     15,959    (1,751)     (838,506)    (453,152)      (921,921)  (78,074)
                                           -----    ------     ------    ------      --------     --------       --------   -------
Net gain (loss) on investments             2,046    10,481    (18,097)   (2,086)     (943,138)  (1,056,103)    (1,799,341)  (63,595)
                                           -----    ------    -------    ------      --------   ----------     ----------   -------
Net increase (decrease) in net assets
 resulting from operations                $1,626   $ 7,946  $ (21,471)  $(3,023)   $ (993,411) $(1,109,254)   $(1,899,403) $(67,716)
                                          ======   =======  =========   =======    ==========  ===========    ===========  ========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                          Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)      EVA       WVAL3        SVAL1       WVAL1         ESR       WSRG3      WSRG1   WDYC5(1)
Investment income
Dividend income from mutual funds
 and portfolios                         $    19,660   $   8,532  $     7,851   $   1,668   $     260   $     345   $    186  $   --
Variable account expenses                   217,189      89,429      111,320      19,959       5,719       6,023      4,798       9
                                            -------      ------      -------      ------       -----       -----      -----       -
Investment income (loss) -- net            (197,529)    (80,897)    (103,469)    (18,291)     (5,459)     (5,678)    (4,612)     (9)
                                           ========     =======     ========     =======      ======      ======     ======      ==
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                    1,556,379     621,648    4,675,020     207,731      56,371     101,392      7,314   1,570
   Cost of investments sold               1,923,516     747,706    5,917,355     262,116      71,946     128,676      9,519   1,731
                                          ---------     -------    ---------     -------      ------     -------      -----   -----
Net realized gain (loss)
 on sales of investments                   (367,137)   (126,058)  (1,242,335)    (54,385)    (15,575)    (27,284)    (2,205)   (161)
Distributions from capital gain             295,322     129,854      119,147      25,372          --          --         --      --
Net change in unrealized appreciation
 or depreciation of investments          (2,143,123)   (807,983)    (109,989)   (151,143)    (95,419)    (71,773)   (73,109)   (127)
                                         ----------    --------     --------    --------     -------     -------    -------    ----
Net gain (loss) on investments           (2,214,938)   (804,187)  (1,233,177)   (180,156)   (110,994)    (99,057)   (75,314)   (288)
                                         ----------    --------   ----------    --------    --------     -------    -------    ----
Net increase (decrease) in net assets
 resulting from operations              $(2,412,467)  $(885,084) $(1,336,646)  $(198,447)  $(116,453)  $(104,735)  $(79,926) $ (297)
                                        ===========   =========  ===========   =========   =========   =========   ========  ======

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

Statements of Operations
                                                                          Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)    WDYC3(1)    WHIP5(1)    WHIP3(1)    WHIP1(1)  WMDC5(1)  WMDC3(1)   WMDC1(1)   WISE5
Investment income
Dividend income from mutual funds
 and portfolios                              $ --      $   --     $    --       $  --     $   --    $   --     $   --    $ 5,073
Variable account expenses                     271          19         219         128        338       670         54        855
                                              ---          --         ---         ---        ---       ---         --        ---
Investment income (loss) -- net              (271)        (19)       (219)       (128)      (338)     (670)       (54)     4,218
                                             ====         ===        ====        ====       ====      ====        ===      =====
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                        261       3,291         138         129        232       591      4,225     19,398
   Cost of investments sold                   277       3,470         142         129        227       592      4,039     20,920
                                              ---       -----         ---         ---        ---       ---      -----     ------
Net realized gain (loss)
 on sales of investments                      (16)       (179)         (4)         --          5        (1)       186     (1,522)
Distributions from capital gain                --          --          --          --         --        --         --      4,349
Net change in unrealized appreciation
 or depreciation of investments               965        (157)     (1,467)        285      4,530     7,859      1,057     (8,040)
                                              ---        ----      ------         ---      -----     -----      -----     ------
Net gain (loss) on investments                949        (336)     (1,471)        285      4,535     7,858      1,243     (5,213)
                                              ---        ----      ------         ---      -----     -----      -----     ------
Net increase (decrease) in net assets
 resulting from operations                   $678      $ (355)    $(1,690)      $ 157     $4,197    $7,188     $1,189    $  (995)
                                             ====      ======     =======       =====     ======    ======     ======    =======

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                            Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)      WISE3        WISE1       ERE        WRES3        SRES1     WRES1      WSMC5    WSMC3
Investment income
Dividend income from mutual funds
 and portfolios                            $ 20,800   $ 16,262    $ 18,016    $  6,378   $   35,894   $ 4,630   $    666   $  3,325
Variable account expenses                     6,491      4,375       5,183       2,441       11,779     1,659      2,822     13,789
                                              -----      -----       -----       -----       ------     -----      -----     ------
Investment income (loss) -- net              14,309     11,887      12,833       3,937       24,115     2,971     (2,156)   (10,464)
                                             ======     ======      ======       =====       ======     =====     ======    =======
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                       35,465     86,809     342,317     230,191    2,109,324    96,720     16,681     33,248
   Cost of investments sold                  35,976     93,052     335,645     228,075    2,149,822    94,955     21,330     38,593
                                             ------     ------     -------     -------    ---------    ------     ------     ------
Net realized gain (loss)
 on sales of investments                       (511)    (6,243)      6,672       2,116      (40,498)    1,765     (4,649)    (5,345)
Distributions from capital gain              17,829     13,940          --          --           --        --         --         --
Net change in unrealized appreciation
 or depreciation of investments             (38,706)   (20,199)        615       9,995       43,062     4,324     (6,105)   (64,859)
                                            -------    -------         ---       -----       ------     -----     ------    -------
Net gain (loss) on investments              (21,388)   (12,502)      7,287      12,111        2,564     6,089    (10,754)   (70,204)
                                            -------    -------       -----      ------        -----     -----    -------    -------
Net increase (decrease) in net assets
 resulting from operations                 $ (7,079)  $   (615)   $ 20,120    $ 16,048   $   26,679   $ 9,060   $(12,910)  $(80,668)
                                           ========   ========    ========    ========   ==========   =======   ========   ========

Statements of Operations
                                                                           Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)     WSMC1       EMU       WMSS3        SMSS1     WMSS1       JUS       WUSE3       SUSE1
Investment income
Dividend income from mutual funds
 and portfolios                           $    934   $  9,276    $ 11,541   $   27,858   $  176   $   4,577   $   3,652   $   6,662
Variable account expenses                    3,361      6,222       4,232       14,205      185      16,225      12,106      26,686
                                             -----      -----       -----       ------      ---      ------      ------      ------
Investment income (loss) -- net             (2,427)     3,054       7,309       13,653       (9)    (11,648)     (8,454)    (20,024)
                                            ======      =====       =====       ======       ==     =======      ======     =======
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                      64,853    417,991     616,939    2,050,244    7,300     440,117     636,192     778,299
   Cost of investments sold                 78,896    424,750     627,345    2,172,538    7,502     505,453     765,684     922,069
                                            ------    -------     -------    ---------    -----     -------     -------     -------
Net realized gain (loss)
 on sales of investments                   (14,043)    (6,759)    (10,406)    (122,294)    (202)    (65,336)   (129,492)   (143,770)
Distributions from capital gain                 --     31,187      38,801       93,662      591          --          --          --
Net change in unrealized appreciation
 or depreciation of investments             (8,327)   (25,983)     (6,858)     (24,654)     466     (87,574)    (38,233)   (114,853)
                                            ------    -------      ------      -------      ---     -------     -------    --------
Net gain (loss) on investments             (22,370)    (1,555)     21,537      (53,286)     855    (152,910)   (167,725)   (258,623)
                                           -------     ------      ------      -------      ---    --------    --------    --------
Net increase (decrease) in net assets
 resulting from operations                $(24,797)  $  1,499    $ 28,846   $  (39,633)  $  846   $(164,558)  $(176,179)  $(278,647)
                                          ========   ========    ========   ==========   ======   =========   =========   =========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)     WUSE1        JMC       WMCV3      WMCV1      WGIS5        WGIS3      WGIS1       EUT
Investment income
Dividend income from mutual funds
 and portfolios                           $    953    $ 3,397    $  8,437    $ 4,127   $    371    $   3,633    $   175   $  92,805
Variable account expenses                    3,190      2,868       9,433      5,387      1,513       12,563      1,092      37,640
                                             -----      -----       -----      -----      -----       ------      -----      ------
Investment income (loss) -- net             (2,237)       529        (996)    (1,260)    (1,142)      (8,930)      (917)     55,165
                                            ======        ===        ====     ======     ======       ======       ====      ======
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                      15,172     13,915     100,214     25,588     22,307       35,671      3,559     767,699
   Cost of investments sold                 17,201     13,642      92,572     26,664     25,686       41,052      3,873     907,445
                                            ------     ------      ------     ------     ------       ------      -----     -------
Net realized gain (loss)
 on sales of investments                    (2,029)       273       7,642     (1,076)    (3,379)      (5,381)      (314)   (139,746)
Distributions from capital gain                 --     17,547      43,581     21,318      1,904       18,651        893     243,380
Net change in unrealized appreciation
 or depreciation of investments            (22,905)     8,245      26,185     18,143    (13,558)    (123,300)    (8,280)   (947,847)
                                           -------      -----      ------     ------    -------     --------     ------    --------
Net gain (loss) on investments             (24,934)    26,065      77,408     38,385    (15,033)    (110,030)    (7,701)   (844,213)
                                           -------     ------      ------     ------    -------     --------     ------    --------
Net increase (decrease) in net assets
 resulting from operations                $(27,171)   $26,594    $ 76,412    $37,125   $(16,175)   $(118,960)   $(8,618)  $(789,048)
                                          ========    =======    ========    =======   ========    =========    =======   =========

Statements of Operations
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)   WUTS3       SUTS1       WUTS1       EPL       WIGR3       WIGR1        EPT       WVIS3
Investment income
Dividend income from mutual funds
 and portfolios                         $  57,094   $ 104,861   $   9,693  $   6,387   $   6,141   $   1,765  $      --   $      --
Variable account expenses                  26,687      46,441       5,639     29,098      34,218      11,832      8,016      29,101
                                           ------      ------       -----     ------      ------      ------      -----      ------
Investment income (loss) -- net            30,407      58,420       4,054    (22,711)    (28,077)    (10,067)    (8,016)    (29,101)
                                           ======      ======       =====    =======     =======     =======     ======     =======
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                    468,571   2,794,118     118,534  1,452,676     349,492     143,256     75,516     246,136
   Cost of investments sold               539,068   3,259,045     142,994  1,998,906     469,182     186,828    116,790     366,051
                                          -------   ---------     -------  ---------     -------     -------    -------     -------
Net realized gain (loss)
 on sales of investments                  (70,497)   (464,927)    (24,460)  (546,230)   (119,690)    (43,572)   (41,274)   (119,915)
Distributions from capital gain           149,727     274,996      25,418    260,377     250,359      71,944     61,059     223,276
Net change in unrealized appreciation
 or depreciation of investments          (644,706)   (757,567)   (109,211)  (306,534)   (658,627)   (190,943)  (237,759)   (881,182)
                                         --------    --------    --------   --------    --------    --------   --------    --------
Net gain (loss) on investments           (565,476)   (947,498)   (108,253)  (592,387)   (527,958)   (162,571)  (217,974)   (777,821)
                                         --------    --------    --------   --------    --------    --------   --------    --------
Net increase (decrease) in net assets
 resulting from operations              $(535,069)  $(889,078)  $(104,199) $(615,098)  $(556,035)  $(172,638) $(225,990)  $(806,922)
                                        =========   =========   =========  =========   =========   =========  =========   =========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                          Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)     WVIS1       WAAL5       WAAL3       WAAL1      WCBD5       WCBD3      WCBD1      WEQI5
Investment income
Dividend income from mutual funds
 and portfolios                          $      --    $  6,915   $  72,811   $  21,990    $ 6,960    $ 62,920    $24,757   $  3,208
Variable account expenses                   11,232       5,611      61,948      21,606      1,616      15,634      6,957      4,218
                                            ------       -----      ------      ------      -----      ------      -----      -----
Investment income (loss) -- net            (11,232)      1,304      10,863         384      5,344      47,286     17,800     (1,010)
                                           =======       =====      ======         ===      =====      ======     ======     ======
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                      55,101      71,128     223,510     427,414     13,875     135,307     16,345     32,792
   Cost of investments sold                 87,740      75,666     258,799     480,230     13,573     131,506     16,357     33,220
                                            ------      ------     -------     -------     ------     -------     ------     ------
Net realized gain (loss)
 on sales of investments                   (32,639)     (4,538)    (35,289)    (52,816)       302       3,801        (12)      (428)
Distributions from capital gain             70,730      11,556     122,464      47,564         --          --         --      7,488
Net change in unrealized appreciation
 or depreciation of investments           (295,427)    (34,030)   (375,534)   (110,296)      (123)     (1,847)    (2,586)   (12,762)
                                          --------     -------    --------    --------       ----      ------     ------    -------
Net gain (loss) on investments            (257,336)    (27,012)   (288,359)   (115,548)       179       1,954     (2,598)    (5,702)
                                          --------     -------    --------    --------        ---       -----     ------     ------
Net increase (decrease) in net assets
 resulting from operations               $(268,568)   $(25,708)  $(277,496)  $(115,164)   $ 5,523    $ 49,240    $15,202   $ (6,712)
                                         =========    ========   =========   =========    =======    ========    =======   ========

Statements of Operations
                                                                            Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)    WEQI3       SEQI1       WEQI1       WEQV5      WEQV3       WEQV1      WGRO5       WGRO3
Investment income
Dividend income from mutual funds
 and portfolios                          $ 15,476   $   1,438    $  3,822     $   606   $  2,068    $  1,310   $     14    $     30
Variable account expenses                  21,113       2,195       5,687       1,119      4,216       3,465      1,599       3,150
                                           ------       -----       -----       -----      -----       -----      -----       -----
Investment income (loss) -- net            (5,637)       (757)     (1,865)       (513)    (2,148)     (2,155)    (1,585)     (3,120)
                                           ======        ====      ======        ====     ======      ======     ======      ======
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                    312,757     121,097     107,839       6,714     16,320      10,823     41,966      90,944
   Cost of investments sold               336,605     124,813     113,058       6,678     16,708      11,094     56,905     106,311
                                          -------     -------     -------       -----     ------      ------     ------     -------
Net realized gain (loss)
 on sales of investments                  (23,848)     (3,716)     (5,219)         36       (388)       (271)   (14,939)    (15,367)
Distributions from capital gain            43,161       3,601       9,971          --         --          --      8,207      17,567
Net change in unrealized appreciation
 or depreciation of investments           (75,783)     (8,447)    (15,616)       (887)    (7,598)    (11,767)   (18,807)    (44,983)
                                          -------      ------     -------        ----     ------     -------    -------     -------
Net gain (loss) on investments            (56,470)     (8,562)    (10,864)       (851)    (7,986)    (12,038)   (25,539)    (42,783)
                                          -------      ------     -------        ----     ------     -------    -------     -------
Net increase (decrease) in net assets
 resulting from operations               $(62,107)  $  (9,319)   $(12,729)    $(1,364)  $(10,134)   $(14,193)  $(27,124)   $(45,903)
                                         ========   =========    ========     =======   ========    ========   ========    ========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                          Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)    WGRO1      WIEQ5       WIEQ3      WIEQ1       WLCG5         WLCG3        WLCG1    WMMK5
Investment income
Dividend income from mutual funds
 and portfolios                          $      8    $     5    $     53    $     7   $      --   $        --    $      --  $14,130
Variable account expenses                     976        201       2,792        425      16,108        89,853       24,854    6,010
                                              ---        ---       -----        ---      ------        ------       ------    -----
Investment income (loss) -- net              (968)      (196)     (2,739)      (418)    (16,108)      (89,853)     (24,854)   8,120
                                             ====       ====      ======       ====     =======       =======      =======    =====
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                    204,592     10,737       7,865        997     135,458       866,030      119,651   90,010
   Cost of investments sold               215,938     10,799       8,875      1,074     164,241     1,122,520      158,043   89,811
                                          -------     ------       -----      -----     -------     ---------      -------   ------
Net realized gain (loss)
 on sales of investments                  (11,346)       (62)     (1,010)       (77)    (28,783)     (256,490)     (38,392)     199
Distributions from capital gain             4,998         --          --         --         408         2,204          547       --
Net change in unrealized appreciation
 or depreciation of investments            (2,712)      (327)    (24,138)    (2,622)   (188,983)     (871,764)    (242,820)     117
                                           ------       ----     -------     ------    --------      --------     --------      ---
Net gain (loss) on investments             (9,060)      (389)    (25,148)    (2,699)   (217,358)   (1,126,050)    (280,665)     316
                                           ------       ----     -------     ------    --------    ----------     --------      ---
Net increase (decrease) in net assets
 resulting from operations               $(10,028)   $  (585)   $(27,887)   $(3,117)  $(233,466)  $(1,215,903)   $(305,519) $ 8,436
                                         ========    =======    ========    =======   =========   ===========    =========  =======

Statements of Operations
                                                                       Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)                  WMMK3       WMMK1       WSCG5        WSCG3       WSCG1
Investment income
Dividend income from mutual funds
 and portfolios                                      $  217,728    $ 23,132    $     --    $      --    $     --
Variable account expenses                               101,502      12,473       4,380       20,058       5,152
                                                        -------      ------       -----       ------       -----
Investment income (loss) -- net                         116,226      10,659      (4,380)     (20,058)     (5,152)
                                                        =======      ======      ======      =======      ======
Realized and unrealized gain (loss)
 on investments -- net
Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:
   Proceeds from sales                                1,774,191     932,685      43,047      183,349      42,303
   Cost of investments sold                           1,772,009     932,387      58,084      345,685      77,745
                                                      ---------     -------      ------      -------      ------
Net realized gain (loss)
 on sales of investments                                  2,182         298     (15,037)    (162,336)    (35,442)
Distributions from capital gain                              --          --          --           --          --
Net change in unrealized appreciation
 or depreciation of investments                           3,505         503     (29,612)    (200,973)    (44,458)
                                                          -----         ---     -------     --------     -------
Net gain (loss) on investments                            5,687         801     (44,649)    (363,309)    (79,900)
                                                          -----         ---     -------     --------     -------
Net increase (decrease) in net assets
 resulting from operations                           $  121,913    $ 11,460    $(49,029)   $(383,367)   $(85,052)
                                                     ==========    ========    ========    =========    ========

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001                 WBCA5      WBCA3       SBCA1       WBCA1          ECR       WCAR3        SCAR1    WCAR1
Operations
Investment income (loss) -- net            $  (320) $  (5,615) $   (7,473)   $ (1,562) $  (111,333)   $ (4,816)   $  (7,549)   $ (3)
Net realized gain (loss)
 on sales of investments                       (75)   (44,062)    (95,938)     (3,842)    (395,515)    (16,305)     (28,918)     (2)
Distributions from capital gain                 --         --          --          --           --          --           --      --
Net change in unrealized appreciation
 or depreciation of investments             (5,895)  (109,943)    (84,481)    (22,779)  (1,830,120)    (69,663)     (97,585)    (46)
                                            ------   --------     -------     -------   ----------     -------      -------     ---
Net increase (decrease) in net assets
 resulting from operations                  (6,290)  (159,620)   (187,892)    (28,183)  (2,336,968)    (90,784)    (134,052)    (51)
                                            ======   ========    ========     =======   ==========     =======     ========     ===
Contract transactions
Contract purchase payments                  58,641    115,455     283,444      55,597      171,541      33,623       34,829      --
Net transfers(1)                            32,078    190,448     227,271     112,932      555,934      48,501          512      --
Annuity payments                                --         --          --          --         (554)         --           --      --
Contract terminations:
   Surrender benefits and contract charges    (226)   (43,451)    (68,819)     (3,032)  (1,129,608)    (10,307)     (17,914)     (2)
   Death benefits                               --         --          --          --      (97,722)         --       (5,429)     --
                                            ------   --------     -------     -------   ----------     -------      -------     ---
Increase (decrease) from contract
 transactions                               90,493    262,452     441,896     165,497     (500,409)     71,817       11,998      (2)
                                            ------    -------     -------     -------     --------      ------       ------      --
Net assets at beginning of year              4,832    720,292     687,822      73,661   12,041,658     396,413      665,184     265
                                             -----    -------     -------      ------   ----------     -------      -------     ---
Net assets at end of year                  $89,035  $ 823,124  $  941,826    $210,975  $ 9,204,281    $377,446    $ 543,130    $212
                                           =======  =========  ==========    ========  ===========    ========    =========    ====
Accumulation unit activity
Units outstanding at beginning of year       5,289    789,468     737,582      80,830    6,357,512     478,547      784,777     319
Contract purchase payments                  69,876    142,236     332,000      67,658       99,265      44,977       41,105      --
Net transfers(1)                            43,491    219,673     248,139     137,148      332,557      56,786        5,909      --
Contract terminations:
   Surrender benefits and contract charges    (300)   (54,610)    (88,688)     (3,676)    (709,387)    (15,422)     (28,953)     (1)
   Death benefits                               --         --          --          --      (61,331)         --       (7,606)     --
                                            ------   --------     -------     -------   ----------     -------      -------     ---
Units outstanding at end of year           118,356  1,096,767   1,229,033     281,960    6,018,616     564,888      795,232     318
                                           =======  =========   =========     =======    =========     =======      =======     ===

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)     WDEI5      WDEI3       SDEI1      WDEI1        EIA       WEXI3        SEXI1    WEXI1
Operations
Investment income (loss) -- net            $    (41)  $   (274)   $   (659)  $   (338)  $  137,985   $ 41,220   $   69,016  $ 3,138
Net realized gain (loss)
 on sales of investments                       (184)    (1,815)    (49,930)       433      (62,167)   (23,437)     (12,683)    (522)
Distributions from capital gain                  --         --          --         --           --         --           --       --
Net change in unrealized appreciation
 or depreciation of investments               1,747     (3,989)      4,363      3,152      (42,466)    (7,025)     (33,153)  (1,705)
                                              -----     ------       -----      -----      -------     ------      -------   ------
Net increase (decrease) in net assets
 resulting from operations                    1,522     (6,078)    (46,226)     3,247       33,352     10,758       23,180      911
                                              =====     ======     =======      =====       ======     ======       ======      ===
Contract transactions
Contract purchase payments                   30,207     73,764          --     12,438      137,071     71,908      147,382   39,186
Net transfers(1)                             85,446    189,921     413,382    101,817    4,550,790    308,637    1,754,865   34,293
Annuity payments                                 --         --          --         --           --         --           --       --
Contract terminations:
   Surrender benefits and contract charges     (316)   (86,621)    (18,000)    (4,256)    (154,070)   (55,929)     (40,203)     (14)
   Death benefits                                --         --      (8,733)        --      (16,699)   (35,520)          --       --
                                              -----     ------       -----      -----      -------     ------      -------   ------
Increase (decrease) from contract
 transactions                               115,337    177,064     386,649    109,999    4,517,092    289,096    1,862,044   73,465
                                            -------    -------     -------    -------    ---------    -------    ---------   ------
Net assets at beginning of year               7,939     71,298      55,691     42,818      498,126    268,909      342,709    6,949
                                              -----     ------      ------     ------      -------    -------      -------    -----
Net assets at end of year                  $124,798   $242,284    $396,114   $156,064   $5,048,570   $568,763   $2,227,933  $81,325
                                           ========   ========    ========   ========   ==========   ========   ==========  =======
Accumulation unit activity
Units outstanding at beginning of year        7,350     66,033      51,889     39,734      556,413    309,687      390,382    7,950
Contract purchase payments                   28,086     68,149          --     12,677      146,104     82,047      159,232   43,837
Net transfers(1)                             79,571    167,393     340,376     95,762    4,931,566    347,124    1,952,547   38,448
Contract terminations:
   Surrender benefits and contract charges     (296)   (78,491)    (16,402)    (3,938)    (166,913)   (63,833)     (44,505)     (16)
   Death benefits                                --         --      (8,663)        --      (18,280)   (41,835)          --       --
                                              -----     ------       -----      -----      -------     ------      -------   ------
Units outstanding at end of year            114,711    223,084     367,200    144,235    5,448,890    633,190    2,457,656   90,219
                                            =======    =======     =======    =======    =========    =======    =========   ======

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)      WFDI5       WFDI3     SFDI1      WFDI1        EGD       WNDM3        SNDM1    WNDM1
Operations
Investment income (loss) -- net            $  2,151  $   32,164  $  7,462   $  6,039  $   (60,329) $  (24,796)  $  (25,952)$ (3,275)
Net realized gain (loss)
 on sales of investments                         59       9,887     1,120        710     (126,943)    (52,009)    (127,964)  (8,083)
Distributions from capital gain                  --          --        --         --           --          --           --       --
Net change in unrealized appreciation
 or depreciation of investments                 (39)        (32)     (668)        79     (844,510)   (288,903)    (245,647) (28,551)
                                                ---         ---      ----         --     --------    --------     --------  -------
Net increase (decrease) in net assets
 resulting from operations                    2,171      42,019     7,914      6,828   (1,031,782)   (365,708)    (399,563) (39,909)
                                              =====      ======     =====      =====   ==========    ========     ========  =======
Contract transactions
Contract purchase payments                   86,403     663,020    70,261    230,534      412,497     140,640      182,483    8,197
Net transfers(1)                                184     803,444   389,493    151,054      641,651     669,355      220,415  119,299
Annuity payments                                 --          --        --         --           --          --           --       --
Contract terminations:
   Surrender benefits and contract charges     (346)    (24,657)  (23,014)    (3,092)    (362,349)    (59,517)     (88,535)  (2,307)
   Death benefits                                --          --        --         --      (25,717)     (8,722)          --       --
                                             ------     -------    ------     ------    ---------   ---------    ---------  -------
Increase (decrease) from contract
 transactions                                86,241   1,441,807   436,740    378,496      666,082     741,756      314,363  125,189
                                             ------   ---------   -------    -------      -------     -------      -------  -------
Net assets at beginning of year              41,492     285,958    25,835     68,452    5,736,038   1,834,324    2,224,328  170,129
                                             ------     -------    ------     ------    ---------   ---------    ---------  -------
Net assets at end of year                  $129,904  $1,769,784  $470,489   $453,776  $ 5,370,338  $2,210,372   $2,139,128 $255,409
                                           ========  ==========  ========   ========  ===========  ==========   ========== ========
Accumulation unit activity
Units outstanding at beginning of year       39,245     272,285    24,341     65,132    3,716,997   2,129,881    2,468,296  197,872
Contract purchase payments                   78,011     616,012    64,667    210,813      308,358     178,323      224,502   12,127
Net transfers(1)                                229     742,853   355,333    139,799      509,304     914,269      323,253  155,674
Contract terminations:
   Surrender benefits and contract charges     (312)    (22,625)  (20,809)    (2,836)    (277,964)    (81,940)    (120,045)  (3,011)
   Death benefits                                --          --        --         --      (19,996)    (12,561)          --       --
                                             ------     -------    ------     ------    ---------   ---------    ---------  -------
Units outstanding at end of year            117,173   1,608,525   423,532    412,908    4,236,699   3,127,972    2,896,006  362,662
                                            =======   =========   =======    =======    =========   =========    =========  =======

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)     WSCA5      WSCA3      SSCA1      WSCA1         ECA       WCAP3        SCAP1    WCAP1
Operations .
Investment income (loss) -- net            $  (420)  $ (2,535)  $ (3,374)  $  (937) $  (50,273) $   (53,151)  $  (100,062) $ (4,121)
Net realized gain (loss)
 on sales of investments                       (30)    (1,347)   (34,056)     (335)   (435,605)    (882,852)   (1,405,882)   (8,729)
Distributions from capital gain                 --         --         --        --     330,973      279,901       528,462    23,208
Net change in unrealized appreciation
 or depreciation of investments              2,076     11,828     15,959    (1,751)   (838,506)    (453,152)     (921,921)  (78,074)
                                             -----     ------     ------    ------    --------     --------      --------   -------
Net increase (decrease) in net assets
 resulting from operations                   1,626      7,946    (21,471)   (3,023)   (993,411)  (1,109,254)   (1,899,403)  (67,716)
                                             =====      =====    =======    ======    ========   ==========    ==========   =======
Contract transactions
Contract purchase payments                  19,353      8,478     45,743     3,264     372,709      407,851       653,249    94,804
Net transfers(1)                            38,480    136,963    270,860    31,468   1,171,359      266,248       826,516   118,309
Annuity payments                                --         --         --        --          --           --            --        --
Contract terminations:
   Surrender benefits and contract charges    (276)    (5,357)    (5,043)   (1,095)   (226,278)    (372,752)     (285,408)   (9,033)
   Death benefits                               --         --         --        --     (81,878)    (189,437)      (49,818)       --
                                            ------    -------    -------    ------   ---------      -------     ---------   -------
Increase (decrease) from contract
 transactions                               57,557    140,084    311,560    33,637   1,235,912      111,910     1,144,539   204,080
                                            ------    -------    -------    ------   ---------      -------     ---------   -------
Net assets at beginning of year             14,614    155,193    146,983    34,454   3,814,470    4,270,214     7,205,491   156,133
                                            ------    -------    -------    ------   ---------    ---------     ---------   -------
Net assets at end of year                  $73,797   $303,223   $437,072   $65,068  $4,056,971  $ 3,272,870   $ 6,450,627  $292,497
                                           =======   ========   ========   =======  ==========  ===========   ===========  ========
Accumulation unit activity
Units outstanding at beginning of year      16,291    173,145    146,635    38,501   3,036,648    5,686,014     8,640,727   208,271
Contract purchase payments                  23,398     11,138     51,841     3,691     339,739      617,157       824,280   127,171
Net transfers(1)                            49,908    190,133    281,146    38,262   1,189,779      357,913     1,251,245   196,653
Contract terminations:
   Surrender benefits and contract charges    (338)    (6,972)    (5,517)   (1,319)   (220,101)    (622,172)     (385,605)  (14,914)
   Death benefits                               --         --         --        --     (76,696)    (266,950)      (83,697)       --
                                            ------    -------    -------    ------   ---------      -------     ---------   -------
Units outstanding at end of year            89,259    367,444    474,105    79,135   4,269,369    5,771,962    10,246,950   517,181
                                            ======    =======    =======    ======   =========    =========    ==========   =======

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)    EVA        WVAL3        SVAL1       WVAL1        ESR       WSRG3        WSRG1   WDYC5(1)
Operations
Investment income (loss) -- net        $  (197,529)  $  (80,897) $  (103,469) $  (18,291) $  (5,459)  $  (5,678)  $ (4,612) $    (9)
Net realized gain (loss)
 on sales of investments                  (367,137)    (126,058)  (1,242,335)    (54,385)   (15,575)    (27,284)    (2,205)    (161)
Distributions from capital gain            295,322      129,854      119,147      25,372         --          --         --       --
Net change in unrealized appreciation
 or depreciation of investments         (2,143,123)    (807,983)    (109,989)   (151,143)   (95,419)    (71,773)   (73,109)    (127)
                                        ----------     --------     --------    --------    -------     -------    -------     ----
Net increase (decrease) in net assets
 resulting from operations              (2,412,467)    (885,084)  (1,336,646)   (198,447)  (116,453)   (104,735)   (79,926)    (297)
                                        ==========     ========   ==========    ========   ========    ========    =======     ====
Contract transactions
Contract purchase payments                 865,222    1,166,628      242,005     287,415     23,594      70,403      4,499    2,611
Net transfers(2)                           864,697    1,982,233     (928,863)    316,617     45,013     278,630     13,856      201
Annuity payments                                --           --           --          --         --          --         --       --
Contract terminations:
   Surrender benefits and contract
   charges                              (1,148,011)    (420,242)    (609,147)    (16,186)   (51,654)    (20,402)    (2,501)  (1,561)
   Death benefits                         (108,123)     (72,980)    (138,457)         --         --          --         --       --
                                        ----------     --------     --------    --------    -------     -------    -------     ----
Increase (decrease) from contract
 transactions                              473,785    2,655,639   (1,434,462)    587,846     16,953     328,631     15,854    1,251
                                           -------    ---------   ----------     -------     ------     -------     ------    -----
Net assets at beginning of year         16,555,557    5,017,393    8,885,703     880,563    456,409     319,336    326,609       --
                                        ----------     --------     --------    --------    -------     -------    -------     ----
Net assets at end of year              $14,616,875   $6,787,948  $ 6,114,595  $1,269,962  $ 356,909   $ 543,232   $262,537  $   954
                                       ===========   ==========  ===========  ==========  =========   =========   ========  =======
Accumulation unit activity
Units outstanding at beginning of year  11,388,451    6,186,727   10,737,841   1,087,444    423,337     354,908    363,579       --
Contract purchase payments                 638,851    1,555,797      303,176     378,580     22,509      92,613      6,560    2,332
Net transfers(2)                           655,377    2,676,783   (1,444,313)    386,468     43,605     371,366     17,212      209
Contract terminations:
   Surrender benefits and contract
    charges                               (893,851)    (570,310)    (816,671)    (22,418)   (55,805)    (27,362)    (3,364)  (1,540)
   Death benefits                          (82,652)    (100,251)    (192,173)         --         --          --         --       --
                                        ----------     --------     --------    --------    -------     -------    -------     ----
Units outstanding at end of year        11,706,176    9,748,746    8,587,860   1,830,074    433,646     791,525    383,987    1,001
                                        ==========    =========    =========   =========    =======     =======    =======    =====

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)     WDYC3(1)   WHIP5(1)   WHIP3(1)  WHIP1(1)    WMDC5(1)    WMDC3(1)    WMDC1(1)   WISE5
Operations
Investment income (loss) -- net              $  (271)   $   (19)   $  (219)  $  (128)    $  (338)   $   (670)    $   (54)   $ 4,218
Net realized gain (loss)
 on sales of investments                         (16)      (179)        (4)       --           5          (1)        186     (1,522)
Distributions from capital gain                   --         --         --        --          --          --          --      4,349
Net change in unrealized appreciation
 or depreciation of investments                  965       (157)    (1,467)      285       4,530       7,859       1,057     (8,040)
                                                 ---       ----     ------       ---       -----       -----       -----     ------
Net increase (decrease) in net assets
 resulting from operations                       678       (355)    (1,690)      157       4,197       7,188       1,189       (995)
                                                 ===       ====     ======       ===       =====       =====       =====       ====
Contract transactions
Contract purchase payments                    47,043      6,743     32,343        --      69,407       6,477      13,733     55,545
Net transfers(2)                              10,703         --      7,875    38,561      26,222     151,981          --     13,100
Annuity payments                                  --         --         --        --          --          --          --         --
Contract terminations:
   Surrender benefits and contract charges        --     (3,274)        --        --          --        (305)     (1,275)    (1,937)
   Death benefits                                 --         --         --        --          --          --          --         --
                                              ------      -----     ------    ------      ------     -------      ------     ------
Increase (decrease) from contract
 transactions                                 57,746      3,469     40,218    38,561      95,629     158,153      12,458     66,708
                                              ------      -----     ------    ------      ------     -------      ------     ------
Net assets at beginning of year                   --         --         --        --          --          --          --     34,083
                                              ------      -----     ------    ------      ------     -------      ------     ------
Net assets at end of year                    $58,424    $ 3,114    $38,528   $38,718     $99,826    $165,341     $13,647    $99,796
                                             =======    =======    =======   =======     =======    ========     =======    =======
Accumulation unit activity
Units outstanding at beginning of year            --         --         --        --          --          --          --     34,321
Contract purchase payments                    49,488      6,847     33,619        --      68,115       6,285      14,122     55,515
Net transfers(2)                              11,891         --      8,689    42,577      25,828     149,724          --     13,270
Contract terminations:
   Surrender benefits and contract charges        --     (3,430)        --        --          --        (300)     (1,252)    (1,956)
   Death benefits                                 --         --         --        --          --          --          --         --
                                              ------      -----     ------    ------      ------     -------      ------     ------
Units outstanding at end of year              61,379      3,417     42,308    42,577      93,943     155,709      12,870    101,150
                                              ======      =====     ======    ======      ======     =======      ======    =======

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)        WISE3      WISE1       ERE      WRES3       SRES1     WRES1     WSMC5      WSMC3
Operations
Investment income (loss) -- net            $   14,309   $ 11,887   $ 12,833   $  3,937   $  24,115  $  2,971  $ (2,156)  $  (10,464)
Net realized gain (loss)
 on sales of investments                         (511)    (6,243)     6,672      2,116     (40,498)    1,765    (4,649)      (5,345)
Distributions from capital gain                17,829     13,940         --         --          --        --        --           --
Net change in unrealized appreciation
 or depreciation of investments               (38,706)   (20,199)       615      9,995      43,062     4,324    (6,105)     (64,859)
                                              -------    -------        ---      -----      ------     -----    ------      -------
Net increase (decrease) in net assets
 resulting from operations                     (7,079)      (615)    20,120     16,048      26,679     9,060   (12,910)     (80,668)
                                               ======       ====     ======     ======      ======     =====   =======      =======
Contract transactions
Contract purchase payments                    326,694     67,360     93,948     82,186     364,306   142,834    69,391      465,779
Net transfers(1)                              681,821    190,499     95,493    127,695     455,830    (2,134)  165,057      459,708
Annuity payments                                   --         --         --         --          --        --        --           --
Contract terminations:
   Surrender benefits and contract charges     (9,617)    (7,103)   (20,692)   (34,784)   (242,169)     (234)  (13,464)     (18,949)
   Death benefits                                  --         --     (8,847)    (8,565)         --        --        --           --
                                              -------    -------    -------    -------     -------     -----   -------      -------
Increase (decrease) from contract
 transactions                                 998,898    250,756    159,902    166,532     577,967   140,466   220,984      906,538
                                              -------    -------    -------    -------     -------   -------   -------      -------
Net assets at beginning of year               100,333    155,372    253,695    108,661     354,098     7,173   157,971      485,811
                                              -------    -------    -------    -------     -------     -----   -------      -------
Net assets at end of year                  $1,092,152   $405,513   $433,717   $291,241   $ 958,744  $156,699  $366,045   $1,311,681
                                           ==========   ========   ========   ========   =========  ========  ========   ==========
Accumulation unit activity
Units outstanding at beginning of year        101,118    156,857    202,243     91,949     268,500     6,079   260,417      797,324
Contract purchase payments                    329,339     68,007     73,976     67,964     272,939   119,152   139,317      928,813
Net transfers(1)                              689,916    195,552     71,904    107,742     331,156       197   350,692      908,203
Contract terminations:
   Surrender benefits and contract charges     (9,809)    (7,151)   (15,778)   (28,417)   (187,788)     (194)  (26,980)     (37,832)
   Death benefits                                  --         --     (7,040)    (7,329)         --        --        --           --
                                              -------    -------    -------    -------     -------     -----   -------      -------
Units outstanding at end of year            1,110,564    413,265    325,305    231,909     684,807   125,234   723,446    2,596,508
                                            =========    =======    =======    =======     =======   =======   =======    =========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)      WSMC1       EMU       WMSS3       SMSS1    WMSS1        JUS      WUSE3       SUSE1
Operations
Investment income (loss) -- net            $ (2,427)  $  3,054   $   7,309   $  13,653  $    (9)  $  (11,648) $  (8,454) $  (20,024)
Net realized gain (loss)
 on sales of investments                    (14,043)    (6,759)    (10,406)   (122,294)    (202)     (65,336)  (129,492)   (143,770)
Distributions from capital gain                  --     31,187      38,801      93,662      591           --         --          --
Net change in unrealized appreciation
 or depreciation of investments              (8,327)   (25,983)     (6,858)    (24,654)     466      (87,574)   (38,233)   (114,853)
                                             ------    -------      ------     -------      ---      -------    -------    --------
Net increase (decrease) in net assets
 resulting from operations                  (24,797)     1,499      28,846     (39,633)     846     (164,558)  (176,179)   (278,647)
                                            =======      =====      ======     =======      ===     ========   ========    ========
Contract transactions
Contract purchase payments                  108,072     88,382      63,327     277,425       --      102,381    115,352      44,050
Net transfers(1)                            159,101    423,995     433,640     492,762   20,118      (54,479)   394,241       8,855
Annuity payments                                 --         --          --          --       --           --         --          --
Contract terminations:
   Surrender benefits and contract charges   (4,547)   (38,163)   (163,814)   (231,063)    (241)     (87,448)   (65,068)   (145,632)
   Death benefits                                --         --     (25,292)         --       --      (16,872)        --          --
                                             ------    -------      ------      ------    -----    ---------    -------   ---------
Increase (decrease) from contract
 transactions                               262,626    474,214     307,861     539,124   19,877      (56,418)   444,525     (92,727)
                                            -------    -------     -------     -------   ------      -------    -------     -------
Net assets at beginning of year              72,554    198,167      43,361      93,652    7,087    1,249,000    538,922   1,788,146
                                             ------    -------      ------      ------    -----    ---------    -------   ---------
Net assets at end of year                  $310,383   $673,880   $ 380,068   $ 593,143  $27,810   $1,028,024  $ 807,268  $1,416,772
                                           ========   ========   =========   =========  =======   ==========  =========  ==========
Accumulation unit activity
Units outstanding at beginning of year      120,115    169,587      38,958      78,742    6,378    1,247,373    587,046   1,910,301
Contract purchase payments                  212,321     71,278      55,963     214,860       --      106,889    134,426      49,640
Net transfers(1)                            293,355    336,168     386,654     370,604   17,617      (55,875)   371,565     (30,144)
Contract terminations:
   Surrender benefits and contract charges   (9,168)   (30,698)   (135,582)   (191,213)    (211)     (97,182)   (76,265)   (182,884)
   Death benefits                                --         --     (21,785)         --       --      (18,502)        --          --
                                             ------    -------      ------      ------    -----    ---------    -------   ---------
Units outstanding at end of year            616,623    546,335     324,208     472,993   23,784    1,182,703  1,016,772   1,746,913
                                            =======    =======     =======     =======   ======    =========  =========   =========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)      WUSE1        JMC      WMCV3      WMCV1      WGIS5        WGIS3     WGIS1          EUT
Operations
Investment income (loss) -- net            $ (2,237)  $    529   $   (996)  $ (1,260)  $ (1,142)  $   (8,930) $   (917)  $   55,165
Net realized gain (loss)
 on sales of investments                     (2,029)       273      7,642     (1,076)    (3,379)      (5,381)     (314)    (139,746)
Distributions from capital gain                  --     17,547     43,581     21,318      1,904       18,651       893      243,380
Net change in unrealized appreciation
 or depreciation of investments             (22,905)     8,245     26,185     18,143    (13,558)    (123,300)   (8,280)    (947,847)
                                            -------      -----     ------     ------    -------     --------    ------     --------
Net increase (decrease) in net assets
 resulting from operations                  (27,171)    26,594     76,412     37,125    (16,175)    (118,960)   (8,618)    (789,048)
                                            =======     ======     ======     ======    =======     ========    ======     ========
Contract transactions
Contract purchase payments                  102,693    158,955    256,221    197,999     51,194      374,120    44,580      439,462
Net transfers(1)                             59,188    131,077    353,700    181,177     89,994      553,135    78,337      556,621
Annuity payments                                 --         --         --         --         --           --        --           --
Contract terminations:
   Surrender benefits and contract charges   (1,442)    (7,551)   (20,936)    (1,383)    (8,560)     (14,967)   (2,429)    (236,689)
   Death benefits                                --         --         --         --         --           --        --      (12,326)
                                            -------    -------    -------    -------    -------      -------   -------      -------
Increase (decrease) from contract
 transactions                               160,439    282,481    588,985    377,793    132,628      912,288   120,488      747,068
                                            -------    -------    -------    -------    -------      -------   -------      -------
Net assets at beginning of year              92,801     80,935    311,527     84,464     68,441      448,450    15,158    2,461,523
                                             ------     ------    -------     ------     ------      -------    ------    ---------
Net assets at end of year                  $226,069   $390,010   $976,924   $499,382   $184,894   $1,241,778  $127,028   $2,419,543
                                           ========   ========   ========   ========   ========   ==========  ========   ==========
Accumulation unit activity
Units outstanding at beginning of year      101,513     63,998    220,366     59,836     67,158      440,456    14,910    1,938,883
Contract purchase payments                  112,774    121,496    175,577    138,833     55,625      408,362    48,895      386,694
Net transfers(1)                             73,105     99,752    244,353    123,384    106,210      641,514    89,854      453,692
Contract terminations:
   Surrender benefits and contract charges   (1,708)    (5,717)   (14,239)      (938)   (10,036)     (17,436)   (2,800)    (217,063)
   Death benefits                                --         --         --         --         --           --        --      (12,234)
                                            -------    -------    -------    -------    -------      -------   -------      -------
Units outstanding at end of year            285,684    279,529    626,057    321,115    218,957    1,472,896   150,859    2,549,972
                                            =======    =======    =======    =======    =======    =========   =======    =========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)  WUTS3      SUTS1       WUTS1         EPL       WIGR3       WIGR1        EPT       WVIS3
Operations
Investment income (loss) -- net       $   30,407  $   58,420   $   4,054  $  (22,711) $  (28,077)  $ (10,067) $  (8,016) $  (29,101)
Net realized gain (loss)
 on sales of investments                 (70,497)   (464,927)    (24,460)   (546,230)   (119,690)    (43,572)   (41,274)   (119,915)
Distributions from capital gain          149,727     274,996      25,418     260,377     250,359      71,944     61,059     223,276
Net change in unrealized appreciation
 or depreciation of investments         (644,706)   (757,567)   (109,211)   (306,534)   (658,627)   (190,943)  (237,759)   (881,182)
                                        --------    --------    --------    --------    --------    --------   --------    --------
Net increase (decrease) in net assets
 resulting from operations              (535,069)   (889,078)   (104,199)   (615,098)   (556,035)   (172,638)  (225,990)   (806,922)
                                        ========    ========    ========    ========    ========    ========   ========    ========
Contract transactions
Contract purchase payments               519,904     379,087     250,695     247,528     486,056     185,822    151,448     402,198
Net transfers(1)                         593,976    (907,559)    161,976    (422,501)    489,514     198,220    245,880     905,869
Annuity payments                              --          --          --          --          --          --         --          --
Contract terminations:
   Surrender benefits and contract
   charges                              (248,579)   (195,179)     (4,056)   (140,195)    (36,435)    (14,590)   (17,838)    (91,346)
   Death benefits                        (57,815)    (72,045)         --     (31,188)    (22,235)         --         --     (37,362)
                                         -------    --------     -------    --------     -------     -------    -------   ---------
Increase (decrease) from contract
 transactions                            807,486    (795,696)    408,615    (346,356)    916,900     369,452    379,490   1,179,359
                                         -------    --------     -------    --------     -------     -------    -------   ---------
Net assets at beginning of year        1,513,636   3,497,141     144,885   2,612,896   2,009,755     530,706    563,224   1,855,837
                                       ---------   ---------     -------   ---------   ---------     -------    -------   ---------
Net assets at end of year             $1,786,053  $1,812,367   $ 449,301  $1,651,442  $2,370,620   $ 727,520  $ 716,724  $2,228,274
                                      ==========  ==========   =========  ==========  ==========   =========  =========  ==========
Accumulation unit activity
Units outstanding at beginning of
 year                                  1,785,498   3,551,148     171,364   2,191,500   2,678,425     708,444    402,506   2,513,300
Contract purchase payments               659,352     401,771     348,746     236,938     751,120     282,649    144,956     694,582
Net transfers(1)                         789,417  (1,172,581)    198,718    (483,187)    702,637     276,535    251,913   1,646,739
Contract terminations:
   Surrender benefits and contract
   charges                              (329,489)   (230,364)     (5,731)   (140,260)    (59,623)    (23,199)   (17,873)   (162,799)
   Death benefits                        (80,465)    (80,845)         --     (29,550)    (32,572)         --         --     (68,196)
                                         -------    --------     -------    --------     -------     -------    -------   ---------
Units outstanding at end of year       2,824,313   2,469,129     713,097   1,775,441   4,039,987   1,244,429    781,502   4,623,626
                                       =========   =========     =======   =========   =========   =========    =======   =========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)   WVIS1      WAAL5       WAAL3       WAAL1      WCBD5        WCBD3      WCBD1       WEQI5
Operations
Investment income (loss) -- net       $  (11,232)  $  1,304   $   10,863  $      384   $  5,344   $   47,286   $ 17,800    $ (1,010)
Net realized gain (loss)
 on sales of investments                 (32,639)    (4,538)     (35,289)    (52,816)       302        3,801        (12)       (428)
Distributions from capital gain           70,730     11,556      122,464      47,564         --           --         --       7,488
Net change in unrealized appreciation
 or depreciation of investments         (295,427)   (34,030)    (375,534)   (110,296)      (123)      (1,847)    (2,586)    (12,762)
                                        --------    -------     --------    --------       ----       ------     ------     -------
Net increase (decrease)
 in net assets
 resulting from operations              (268,568)   (25,708)    (277,496)   (115,164)     5,523       49,240     15,202      (6,712)
                                        ========    =======     ========    ========      =====       ======     ======      ======
Contract transactions
Contract purchase payments               223,838    238,993    2,372,415     557,245     59,337      561,128    378,376      93,699
Net transfers(1)                         263,703    153,168    2,388,584     702,274     57,871      672,806    149,435     310,274
Annuity payments                              --         --           --          --         --           --         --          --
Contract terminations:
   Surrender benefits and
    contract charges                     (11,232)   (40,875)     (89,241)    (17,633)    (6,125)     (88,284)    (2,205)    (18,059)
   Death benefits                             --         --      (12,708)         --         --           --         --          --
                                         -------    -------    ---------   ---------    -------    ---------    -------     -------
Increase (decrease) from contract
 transactions                            476,309    351,286    4,659,050   1,241,886    111,083    1,145,650    525,606     385,914
                                         -------    -------    ---------   ---------    -------    ---------    -------     -------
Net assets at beginning of year          597,413    199,259    2,016,294     471,590     57,650      340,009     71,863     202,394
                                         -------    -------    ---------     -------     ------      -------     ------     -------
Net assets at end of year             $  805,154   $524,837   $6,397,848  $1,598,312   $174,256   $1,534,899   $612,671    $581,596
                                      ==========   ========   ==========  ==========   ========   ==========   ========    ========
Accumulation unit activity
Units outstanding at beginning
 of year                                 813,642    201,321    2,047,638     479,667     54,293      320,732     67,804     179,565
Contract purchase payments               413,936    255,320    2,559,667     589,707     54,381      516,387    346,599      89,087
Net transfers(1)                         470,465    167,887    2,595,640     727,102     51,830      616,290    135,212     302,169
Contract terminations:
   Surrender benefits and
    contract charges                     (22,108)   (44,407)    (100,138)    (19,275)    (5,503)     (80,865)    (1,995)    (17,326)
   Death benefits                             --         --      (13,710)         --         --           --         --          --
                                         -------    -------    ---------   ---------    -------    ---------    -------     -------
Units outstanding at end of year       1,675,935    580,121    7,089,097   1,777,201    155,001    1,372,544    547,620     553,495
                                       =========    =======    =========   =========    =======    =========    =======     =======

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)  WEQI3      SEQI1       WEQI1       WEQV5       WEQV3       WEQV1       WGRO5       WGRO3
Operations
Investment income (loss) -- net       $   (5,637)  $   (757)   $ (1,865)   $   (513)   $ (2,148)   $ (2,155)   $ (1,585)   $ (3,120)
Net realized gain (loss)
 on sales of investments                 (23,848)    (3,716)     (5,219)         36        (388)       (271)    (14,939)    (15,367)
Distributions from capital gain           43,161      3,601       9,971          --          --          --       8,207      17,567
Net change in unrealized appreciation
 or depreciation of investments          (75,783)    (8,447)    (15,616)       (887)     (7,598)    (11,767)    (18,807)    (44,983)
                                         -------     ------     -------        ----      ------     -------     -------     -------
Net increase (decrease) in net assets
 resulting from operations               (62,107)    (9,319)    (12,729)     (1,364)    (10,134)    (14,193)    (27,124)    (45,903)
                                         =======     ======     =======      ======     =======     =======     =======     =======
Contract transactions
Contract purchase payments               795,903     36,676     120,372      90,121     306,247      60,172      60,629      19,110
Net transfers(1)                         940,592     96,230     366,044      20,935     108,060     120,986      (5,356)    159,563
Annuity payments                              --         --          --          --          --          --          --          --
Contract terminations:
   Surrender benefits and
    contract charges                     (98,585)   (37,500)    (44,915)     (5,391)    (12,387)     (7,956)    (27,450)    (57,659)
   Death benefits                         (1,812)        --          --          --          --          --          --          --
                                         -------     ------     -------      ------      ------     -------     -------     -------
Increase (decrease) from contract
 transactions                          1,636,098     95,406     441,501     105,665     401,920     173,202      27,823     121,014
                                       ---------     ------     -------     -------     -------     -------      ------     -------
Net assets at beginning of year          494,813     53,297     116,756      15,297      57,504     147,804     131,346     179,333
                                         -------     ------     -------      ------      ------     -------     -------     -------
Net assets at end of year             $2,068,804   $139,384    $545,528    $119,598    $449,290    $306,813    $132,045    $254,444
                                      ==========   ========    ========    ========    ========    ========    ========    ========
Accumulation unit activity
Units outstanding at beginning
 of year                                 437,005     47,067     103,851      14,039      52,822     136,013     150,650     205,857
Contract purchase payments               743,837     33,041     116,463      88,934     298,516      59,182      84,234      24,908
Net transfers(1)                         886,202     86,621     345,278      21,255     108,497     119,324      (7,846)    210,161
Contract terminations:
   Surrender benefits and
    contract charges                     (93,094)   (34,388)    (43,573)     (5,302)    (12,253)     (7,732)    (36,921)    (73,907)
   Death benefits                         (1,806)        --          --          --          --          --          --          --
                                         -------     ------     -------      ------      ------     -------     -------     -------
Units outstanding at end of year       1,972,144    132,341     522,019     118,926     447,582     306,787     190,117     367,019
                                       =========    =======     =======     =======     =======     =======     =======     =======

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                           Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)  WGRO1      WIEQ5       WIEQ3     WIEQ1       WLCG5       WLCG3        WLCG1        WMMK5
Operations
Investment income (loss) -- net        $   (968)   $  (196)   $ (2,739)  $  (418)  $  (16,108)  $   (89,853) $  (24,854)   $  8,120
Net realized gain (loss)
 on sales of investments                (11,346)       (62)     (1,010)      (77)     (28,783)     (256,490)    (38,392)        199
Distributions from capital gain           4,998         --          --        --          408         2,204         547          --
Net change in unrealized appreciation
 or depreciation of investments          (2,712)      (327)    (24,138)   (2,622)    (188,983)     (871,764)   (242,820)        117
                                         ------       ----     -------    ------     --------      --------    --------         ---
Net increase (decrease) in net
 assets resulting from operations       (10,028)      (585)    (27,887)   (3,117)    (233,466)   (1,215,903)   (305,519)      8,436
                                        =======       ====     =======    ======     ========    ==========    ========       =====
Contract transactions
Contract purchase payments               80,836     27,287     124,743    14,705      331,233     1,200,512     383,284     396,868
Net transfers(1)                        (40,276)    19,965     120,202    28,718      637,393     3,810,898     930,303      49,589
Annuity payments                             --         --          --        --           --            --          --          --
Contract terminations:
   Surrender benefits and contract
    charges                                (976)    (2,485)     (7,036)       (4)     (62,391)     (147,510)    (35,308)    (25,671)
   Death benefits                            --         --          --        --           --      (112,142)         --          --
                                         ------     ------     -------    ------      -------     ---------   ---------     -------
Increase (decrease) from contract
 transactions                            39,584     44,767     237,909    43,419      906,235     4,751,758   1,278,279     420,786
                                         ------     ------     -------    ------      -------     ---------   ---------     -------
Net assets at beginning of year          36,334         90      65,824     5,386      840,600     4,355,834     956,652     316,841
                                         ------         --      ------     -----      -------     ---------     -------     -------
Net assets at end of year              $ 65,890    $44,272    $275,846   $45,688   $1,513,369   $ 7,891,689  $1,929,412    $746,063
                                       ========    =======    ========   =======   ==========   ===========  ==========    ========
Accumulation unit activity
Units outstanding at beginning of year   41,784        101      73,949     6,057      886,594     4,597,998   1,011,484     309,025
Contract purchase payments              114,546     35,862     158,062    19,381      414,005     1,534,666     488,244     379,672
Net transfers(1)                        (59,680)    27,745     152,631    36,864      829,073     4,894,936   1,169,003      47,660
Contract terminations:
   Surrender benefits and contract
    charges                              (1,242)    (3,436)     (9,633)       (5)     (83,308)     (203,456)    (47,097)    (24,630)
   Death benefits                            --         --          --        --           --      (135,208)         --          --
                                         ------     ------     -------    ------      -------     ---------   ---------     -------
Units outstanding at end of year         95,408     60,272     375,009    62,297    2,046,364    10,688,936   2,621,634     711,727
                                         ======     ======     =======    ======    =========    ==========   =========     =======

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                              Segregated Asset Subaccounts
Year ended December 31, 2001 (continued)                 WMMK3           WMMK1          WSCG5          WSCG3        WSCG1
Operations
Investment income (loss) -- net                      $  116,226      $   10,659     $   (4,380)    $  (20,058)    $ (5,152)
Net realized gain (loss)
 on sales of investments                                  2,182             298        (15,037)      (162,336)     (35,442)
Distributions from capital gain                              --              --             --             --           --
Net change in unrealized appreciation
 or depreciation of investments                           3,505             503        (29,612)      (200,973)     (44,458)
                                                          -----             ---        -------       --------      -------
Net increase (decrease) in net assets
 resulting from operations                              121,913          11,460        (49,029)      (383,367)     (85,052)
                                                        =======          ======        =======       ========      =======
Contract transactions
Contract purchase payments                            2,901,254         247,831        154,916        221,460      149,490
Net transfers(1)                                      4,371,153       1,095,679        224,340        508,961       68,543
Annuity payments                                             --              --             --             --           --
Contract terminations:
   Surrender benefits and contract charges             (254,634)       (602,631)        (9,218)       (43,815)      (3,854)
   Death benefits                                            --              --             --        (19,622)          --
                                                      ---------         -------        -------      ---------      -------
Increase (decrease) from contract
 transactions                                         7,017,773         740,879        370,038        666,984      214,179
                                                      ---------         -------        -------        -------      -------
Net assets at beginning of year                       2,151,786         412,762        154,859      1,231,033      247,256
                                                      ---------         -------        -------      ---------      -------
Net assets at end of year                            $9,291,472      $1,165,101     $  475,868     $1,514,650     $376,383
                                                     ==========      ==========     ==========     ==========     ========
Accumulation unit activity
Units outstanding at beginning of year                2,106,057         403,545        278,189      2,209,079      445,276
Contract purchase payments                            2,813,508         238,818        352,592        491,695      321,191
Net transfers(1)                                      4,233,035       1,053,594        538,894      1,104,072      154,585
Contract terminations:
   Surrender benefits and contract charges             (245,776)       (578,753)       (23,284)      (111,768)      (9,590)
   Death benefits                                            --              --             --        (38,162)          --
                                                      ---------         -------        -------      ---------      -------
Units outstanding at end of year                      8,906,824       1,117,204      1,146,391      3,654,916      911,462
                                                      =========       =========      =========      =========      =======

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2000                WBCA5(1)  WBCA3(1)    SBCA1(2)   WBCA1(1)      ECR        WCAR3(1)    SCAR1(2)  WCAR1(1)
Operations
Investment income (loss) -- net             $   (7)  $ (1,675)   $ (1,671)   $  (148)  $ 1,174,200    $ 37,785   $  71,833   $ 28
Net realized gain (loss) on investments        407       (636)     (8,601)       (10)      107,921      (2,171)     (5,902)   (32)
Net change in unrealized appreciation
 or depreciation of investments               (420)   (74,135)    (62,137)    (5,181)   (3,989,879)    (84,002)   (117,580)   (66)
                                              ----    -------     -------     ------    ----------     -------    --------    ---
Net increase (decrease) in net assets
 resulting from operations                     (20)   (76,446)    (72,409)    (5,339)   (2,707,758)    (48,388)    (51,649)   (70)
                                               ===    =======     =======     ======    ==========     =======     =======    ===
Contract transactions
Contract purchase payments                      --    769,145     657,680     36,737       898,820     170,164     732,254    335
Net transfers(3)                             4,852     41,107     119,581     42,263     1,432,607     279,623      (9,985)    --
Annuity payments                                --         --          --         --          (473)         --          --     --
Contract terminations:
   Surrender benefits and contract charges      --    (13,514)    (17,030)        --    (1,106,354)     (4,986)     (5,436)    --
   Death benefits                               --         --          --         --      (119,354)         --          --     --
                                             -----    -------     -------     ------     ---------     -------     -------    ---
Increase (decrease) from contract
 transactions                                4,852    796,738     760,231     79,000     1,105,246     444,801     716,833    335
                                             -----    -------     -------     ------     ---------     -------     -------    ---
Net assets at beginning of year                 --         --          --         --    13,644,170          --          --     --
                                             -----    -------     -------     ------    ----------     -------     -------    ---
Net assets at end of year                   $4,832   $720,292    $687,822    $73,661   $12,041,658    $396,413   $ 665,184   $265
                                            ======   ========    ========    =======   ===========    ========   =========   ====
Accumulation unit activity
Units outstanding at beginning of year          --         --          --         --     5,864,252          --          --     --
Contract purchase payments                      --    756,398     632,897     35,484       480,091     177,703     803,355    319
Net transfers(3)                             5,289     46,995     122,786     45,346       652,356     306,851     (12,183)    --
Contract terminations:
   Surrender benefits and contract charges      --    (13,925)    (18,101)        --      (585,372)     (6,007)     (6,395)    --
   Death benefits                               --         --          --         --       (53,815)         --          --     --
                                             -----    -------     -------     ------     ---------     -------     -------    ---
Units outstanding at end of year             5,289    789,468     737,582     80,830     6,357,512     478,547     784,777    319
                                             =====    =======     =======     ======     =========     =======     =======    ===

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)   WDEI5(1)   WDEI3(1)    SDEI1(2)   WDEI1(1)     EIA       WEXI3(1)      SEXI1(2)  WEXI1(1)
Operations
Investment income (loss) -- net            $   (8)   $   (63)    $   (33)   $   (86)   $ 20,973    $  8,169     $ 10,945    $  153
Net realized gain (loss) on investments        --        (64)         (1)       (94)     (6,661)       (293)        (738)       (1)
Net change in unrealized appreciation
 or depreciation of investments               147      2,128       1,821      1,117     (50,312)    (28,207)     (33,908)     (632)
                                              ---      -----       -----      -----     -------     -------      -------      ----
Net increase (decrease) in net assets
 resulting from operations                    139      2,001       1,787        937     (36,000)    (20,331)     (23,701)     (480)
                                              ===      =====       =====        ===     =======     =======      =======      ====
Contract transactions
Contract purchase payments                  2,848     18,770      14,489     13,234     326,400     277,965      298,158     7,296
Net transfers(3)                            4,952     50,527      39,415     28,647     248,696      13,650       70,689       133
Annuity payments                               --         --          --         --          --          --           --        --
Contract terminations:
   Surrender benefits and contract charges     --         --          --         --      (2,866)     (2,375)      (2,437)       --
   Death benefits                              --         --          --         --     (45,830)         --           --        --
                                            -----     ------      ------     ------     -------     -------      -------     -----
Increase (decrease) from contract
 transactions                               7,800     69,297      53,904     41,881     526,400     289,240      366,410     7,429
                                            -----     ------      ------     ------     -------     -------      -------     -----
Net assets at beginning of year                --         --          --         --       7,726          --           --        --
                                            -----     ------      ------     ------     -------     -------      -------     -----
Net assets at end of year                  $7,939    $71,298     $55,691    $42,818    $498,126    $268,909     $342,709    $6,949
                                           ======    =======     =======    =======    ========    ========     ========    ======
Accumulation unit activity
Units outstanding at beginning of year         --         --          --         --       7,716          --           --        --
Contract purchase payments                  2,742     17,292      13,938     12,321     341,583     297,468      317,723     7,798
Net transfers(3)                            4,608     48,741      37,951     27,413     263,592      14,892       75,331       152
Contract terminations:
   Surrender benefits and contract charges     --         --          --         --      (3,062)     (2,673)      (2,672)       --
   Death benefits                              --         --          --         --     (53,416)         --           --        --
                                            -----     ------      ------     ------     -------     -------      -------     -----
Units outstanding at end of year            7,350     66,033      51,889     39,734     556,413     309,687      390,382     7,950
                                            =====     ======      ======     ======     =======     =======      =======     =====

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                        Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)   WFDI5(1)   WFDI3(1)  SFDI1(2)  WFDI1(1)      EGD         WNDM3(1)     SNDM1(2)   WNDM1(1)
Operations
Investment income (loss) -- net            $   734   $  2,368   $   101   $   325   $   348,747   $  106,072   $  117,444  $  9,613
Net realized gain (loss) on investments          1          5        --         1        72,536      (14,801)     (12,528)      326
Net change in unrealized appreciation
 or depreciation of investments                898      4,910       177       513    (1,137,292)    (281,651)    (345,558)  (28,117)
                                               ---      -----       ---       ---    ----------     --------     --------   -------
Net increase (decrease) in net assets
 resulting from operations                   1,633      7,283       278       839      (716,009)    (190,380)    (240,642)  (18,178)
                                             =====      =====       ===       ===      ========     ========     ========   =======
Contract transactions
Contract purchase payments                  37,383    249,431    21,586    67,613     1,763,702    1,621,877    2,310,821    98,338
Net transfers(3)                             2,476     29,750     3,971        --     1,381,484      420,630      208,870    90,857
Annuity payments                                --         --        --        --            --           --           --        --
Contract terminations:
   Surrender benefits and contract charges      --       (506)       --        --      (362,293)     (17,803)     (54,721)     (888)
   Death benefits                               --         --        --        --       (15,459)          --           --        --
                                            ------    -------    ------    ------     ---------    ---------    ---------   -------
Increase (decrease) from contract
 transactions                               39,859    278,675    25,557    67,613     2,767,434    2,024,704    2,464,970   188,307
                                            ------    -------    ------    ------     ---------    ---------    ---------   -------
Net assets at beginning of year                 --         --        --        --     3,684,613           --           --        --
                                            ------    -------    ------    ------     ---------    ---------    ---------   -------
Net assets at end of year                  $41,492   $285,958   $25,835   $68,452   $ 5,736,038   $1,834,324   $2,224,328  $170,129
                                           =======   ========   =======   =======   ===========   ==========   ==========  ========
Accumulation unit activity
Units outstanding at beginning of year          --         --        --        --     2,140,748           --           --        --
Contract purchase payments                  36,843    243,999    20,581    65,132     1,038,976    1,699,790    2,320,492   100,911
Net transfers(3)                             2,402     28,773     3,760        --       781,895      450,792      209,407    97,935
Contract terminations:
   Surrender benefits and contract charges      --       (487)       --        --      (235,255)     (20,701)     (61,603)     (974)
   Death benefits                               --         --        --        --        (9,367)          --           --        --
                                            ------    -------    ------    ------     ---------    ---------    ---------   -------
Units outstanding at end of year            39,245    272,285    24,341    65,132     3,716,997    2,129,881    2,468,296   197,872
                                            ======    =======    ======    ======     =========    =========    =========   =======

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                      Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)    WSCA5(1)   WSCA3(1)  SSCA1(2)  WSCA1(1)      ECA      WCAP3(1)      SCAP1(2)    WCAP1(1)
Operations
Investment income (loss) -- net            $   380   $  3,988   $  3,620   $   707   $   76,543  $  110,514  $   173,467   $  3,028
Net realized gain (loss) on investments         (2)      (410)      (187)     (318)       1,284     (74,976)    (167,093)      (489)
Net change in unrealized appreciation
 or depreciation of investments               (686)    (1,640)    (9,692)   (1,489)    (846,955)   (911,049)  (1,847,422)   (34,849)
                                              ----     ------     ------    ------     --------    --------   ----------    -------
Net increase (decrease) in net assets
 resulting from operations                    (308)     1,938     (6,259)   (1,100)    (769,128)   (875,511)  (1,841,048)   (32,310)
                                              ====      =====     ======    ======     ========    ========   ==========    =======
Contract transactions
Contract purchase payments                     301    136,222    154,774    24,179    2,834,957   3,962,436    8,340,609    150,275
Net transfers(3)                            14,621     17,256     (1,532)   11,375    1,734,526   1,227,799      771,411     39,158
Annuity payments                                --         --         --        --           --          --           --         --
Contract terminations:
   Surrender benefits and contract charges      --       (223)        --        --      (66,825)    (44,510)     (65,481)      (990)
   Death benefits                               --         --         --        --           --          --           --         --
                                            ------    -------    -------    ------    ---------   ---------    ---------    -------
Increase (decrease) from contract
 transactions                               14,922    153,255    153,242    35,554    4,502,658   5,145,725    9,046,539    188,443
                                            ------    -------    -------    ------    ---------   ---------    ---------    -------
Net assets at beginning of year                 --         --         --        --       80,940          --           --         --
                                            ------    -------    -------    ------    ---------   ---------    ---------    -------
Net assets at end of year                  $14,614   $155,193   $146,983   $34,454   $3,814,470  $4,270,214  $ 7,205,491   $156,133
                                           =======   ========   ========   =======   ==========  ==========  ===========   ========
Accumulation unit activity
Units outstanding at beginning of year          --         --         --        --       56,612          --           --         --
Contract purchase payments                     338    154,535    148,253    25,657    1,887,816   4,532,087    8,198,709    162,006
Net transfers(3)                            15,953     18,840     (1,618)   12,844    1,145,256   1,213,274      520,911     47,520
Contract terminations:
   Surrender benefits and contract charges      --       (230)        --        --      (53,036)    (59,347)     (78,893)    (1,255)
   Death benefits                               --         --         --        --           --          --           --         --
                                            ------    -------    -------    ------    ---------   ---------    ---------    -------
Units outstanding at end of year            16,291    173,145    146,635    38,501    3,036,648   5,686,014    8,640,727    208,271
                                            ======    =======    =======    ======    =========   =========    =========    =======

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                           Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)    EVA       WVAL3(1)      SVAL1(2)    WVAL1(1)      ESR     WSRG3(1)   WSRG1(1)   WISE5(1)
Operations
Investment income (loss) -- net        $   542,478  $  191,131   $   338,728   $  32,735   $   (114)  $  1,206   $  1,374   $   680
Net realized gain (loss) on
 investments                                42,605     (13,739)      (33,399)     (1,472)      (296)      (109)       (86)        3
Net change in unrealized appreciation
 or depreciation of investments         (3,424,581)   (675,895)   (1,567,121)   (110,552)   (55,497)   (38,571)   (31,617)      953
                                        ----------    --------    ----------    --------    -------    -------    -------       ---
Net increase (decrease) in net assets
 resulting from operations              (2,839,498)   (498,503)   (1,261,792)    (79,289)   (55,907)   (37,474)   (30,329)    1,636
                                        ==========    ========    ==========     =======    =======    =======    =======     =====
Contract transactions
Contract purchase payments               6,093,634   4,030,271     7,793,238     738,900     84,742    261,142    351,372    15,348
Net transfers(3)                         4,613,207   1,565,861     2,521,039     222,630    278,768    100,113      6,223    17,099
Annuity payments                                --          --            --          --         --         --         --        --
Contract terminations:
   Surrender benefits and contract
    charges                               (916,020)    (67,495)     (166,782)     (1,678)    (2,635)    (4,445)      (657)       --
   Death benefits                          (93,774)    (12,741)           --          --         --         --         --        --
                                         ---------   ---------    ----------     -------    -------    -------    -------    ------
Increase (decrease) from contract
 transactions                            9,697,047   5,515,896    10,147,495     959,852    360,875    356,810    356,938    32,447
                                         ---------   ---------    ----------     -------    -------    -------    -------    ------
Net assets at beginning of year          9,698,008          --            --          --    151,441         --         --        --
                                         ---------   ---------    ----------     -------    -------    -------    -------    ------
Net assets at end of year              $16,555,557  $5,017,393   $ 8,885,703   $ 880,563   $456,409   $319,336   $326,609   $34,083
                                       ===========  ==========   ===========   =========   ========   ========   ========   =======
Accumulation unit activity
Units outstanding at beginning
 of year                                 5,637,595          --            --          --    123,239         --         --        --
Contract purchase payments               3,684,228   4,464,626     8,266,220     828,190     70,730    255,430    357,993    16,120
Net transfers(3)                         2,756,099   1,822,819     2,672,563     261,286    231,567    104,041      6,286    18,201
Contract terminations:
   Surrender benefits and contract
    charges                               (631,738)    (83,327)     (200,942)     (2,032)    (2,199)    (4,563)      (700)       --
   Death benefits                          (57,733)    (17,391)           --          --         --         --         --        --
                                         ---------   ---------    ----------     -------    -------    -------    -------    ------
Units outstanding at end of year        11,388,451   6,186,727    10,737,841   1,087,444    423,337    354,908    363,579    34,321
                                        ==========   =========    ==========   =========    =======    =======    =======    ======

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                          Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)    WISE3(1)    WISE1(1)      ERE      WRES3(1)   SRES1(2)   WRES1(1)    WSMC5(1)   WSMC3(1)
Operations
Investment income (loss) -- net            $  1,934    $  3,141    $  3,442   $    (40)  $   (712)    $  (10)   $   (629)  $ (1,867)
Net realized gain (loss) on investments          21          89       9,177         --     (2,941)         1          35       (574)
Net change in unrealized appreciation
 or depreciation of investments               3,036       3,661      20,303      1,810      5,864        347     (21,080)   (61,599)
                                              -----       -----      ------      -----      -----        ---     -------    -------
Net increase (decrease) in net assets
 resulting from operations                    4,991       6,891      32,922      1,770      2,211        338     (21,674)   (64,040)
                                              =====       =====      ======      =====      =====        ===     =======    =======
Contract transactions
Contract purchase payments                   52,954      75,220      78,010     23,968    122,626        306     106,450    379,294
Net transfers(3)                             43,022      73,261     142,047     82,923    229,261      6,529      73,195    170,789
Annuity payments                                 --          --          --         --         --         --          --         --
Contract terminations:
   Surrender benefits and contract charges     (634)         --        (143)        --         --         --          --       (232)
   Death benefits                                --          --          --         --         --         --          --         --
                                             ------     -------     -------    -------    -------      -----     -------    -------
Increase (decrease) from contract
 transactions                                95,342     148,481     219,914    106,891    351,887      6,835     179,645    549,851
                                             ------     -------     -------    -------    -------      -----     -------    -------
Net assets at beginning of year                  --          --         859         --         --         --          --         --
                                             ------     -------     -------    -------    -------      -----     -------    -------
Net assets at end of year                  $100,333    $155,372    $253,695   $108,661   $354,098     $7,173    $157,971   $485,811
                                           ========    ========    ========   ========   ========     ======    ========   ========
Accumulation unit activity
Units outstanding at beginning of year           --          --         889         --         --         --          --         --
Contract purchase payments                   56,688      80,140      70,678     21,476    100,047        301     156,134    547,970
Net transfers(3)                             45,103      76,717     130,796     70,473    168,453      5,778     104,283    249,723
Contract terminations:
   Surrender benefits and contract charges     (673)         --        (120)        --         --         --          --       (369)
   Death benefits                                --          --          --         --         --         --          --         --
                                             ------     -------     -------    -------    -------      -----     -------    -------
Units outstanding at end of year            101,118     156,857     202,243     91,949    268,500      6,079     260,417    797,324
                                            =======     =======     =======     ======    =======      =====     =======    =======

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                          Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)      WSMC1(1)      EMU    WMSS3(1)   SMSS1(2)  WMSS1(1)      JUS      WUSE3(1)    SUSE1(2)
Operations
Investment income (loss) -- net            $   (190)   $  3,416   $   (90)   $  (367)   $  (32)  $    3,216   $  4,324   $   15,309
Net realized gain (loss) on investments         (87)        288         9         86         1        7,831     (1,230)        (500)
Net change in unrealized appreciation
 or depreciation of investments              (6,457)     17,841     2,189      4,924       408     (137,711)   (47,492)    (107,687)
                                             ------      ------     -----      -----       ---     --------    -------     --------
Net increase (decrease) in net assets
 resulting from operations                   (6,734)     21,545     2,108      4,643       377     (126,664)   (44,398)     (92,878)
                                             ======      ======     =====      =====       ===     ========    =======      =======
Contract transactions
Contract purchase payments                   26,985      27,001    33,052     54,201       310      530,544    377,379    1,864,441
Net transfers(3)                             52,727     125,485     8,407     41,995     6,400      855,185    207,131       37,429
Annuity payments                                 --          --        --         --        --           --         --           --
Contract terminations:
   Surrender benefits and contract charges     (424)     (8,186)     (206)    (7,187)       --     (549,828)    (1,190)     (20,846)
   Death benefits                                --          --        --         --        --           --         --           --
                                             ------     -------    ------     ------     -----      -------    -------    ---------
Increase (decrease) from contract
 transactions                                79,288     144,300    41,253     89,009     6,710      835,901    583,320    1,881,024
                                             ------     -------    ------     ------     -----      -------    -------    ---------
Net assets at beginning of year                  --      32,322        --         --        --      539,763         --           --
                                             ------     -------    ------     ------     -----      -------    -------    ---------
Net assets at end of year                  $ 72,554    $198,167   $43,361    $93,652    $7,087   $1,249,000   $538,922   $1,788,146
                                           ========    ========   =======    =======    ======   ==========   ========   ==========
Accumulation unit activity
Units outstanding at beginning of year           --      30,888        --         --        --      480,470         --           --
Contract purchase payments                   38,131      24,922    31,175     48,762       304      499,815    378,248    1,893,090
Net transfers(3)                             82,708     121,306     7,974     36,521     6,074      788,140    209,541       38,122
Contract terminations:
   Surrender benefits and contract charges     (724)     (7,529)     (191)    (6,541)       --     (521,052)      (743)     (20,911)
   Death benefits                                --          --        --         --        --           --         --           --
                                             ------     -------    ------     ------     -----      -------    -------    ---------
Units outstanding at end of year            120,115     169,587    38,958     78,742     6,378    1,247,373    587,046    1,910,301
                                            =======     =======    ======     ======     =====    =========    =======    =========

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)    WUSE1(1)      JMC      WMCV3(1)   WMCV1(1)  WGIS5(1)    WGIS3(1)    WGIS1(1)      EUT
Operations
Investment income (loss) -- net            $    575   $   1,885   $  8,396    $ 2,352   $  (143)   $ (1,537)   $   (21)  $   13,066
Net realized gain (loss) on investments         (31)     (5,152)        88        224        (5)         (7)        --       (2,288)
Net change in unrealized appreciation
 or depreciation of investments              (9,522)      3,426     23,056      5,502    (1,006)     (5,107)       (10)       7,071
                                             ------       -----     ------      -----    ------      ------        ---        -----
Net increase (decrease) in net assets
 resulting from operations                   (8,978)        159     31,540      8,078    (1,154)     (6,651)       (31)      17,849
                                             ======         ===     ======      =====    ======      ======        ===       ======
Contract transactions
Contract purchase payments                   58,299      45,182    115,004     25,025    44,241     153,395        308    1,316,568
Net transfers(2)                             44,325      60,601    168,893     51,361    25,354     301,927     14,881    1,118,833
Annuity payments                                 --          --         --         --        --          --         --           --
Contract terminations:
   Surrender benefits and contract charges     (845)   (102,102)    (3,910)        --        --        (221)        --      (28,017)
   Death benefits                                --          --         --         --        --          --         --           --
                                            -------       -----    -------     ------    ------     -------     ------    ---------
Increase (decrease) from contract
 transactions                               101,779       3,681    279,987     76,386    69,595     455,101     15,189    2,407,384
                                            -------       -----    -------     ------    ------     -------     ------    ---------
Net assets at beginning of year                  --      77,095         --         --        --          --         --       36,290
                                            -------       -----    -------     ------    ------     -------     ------    ---------
Net assets at end of year                  $ 92,801   $  80,935   $311,527    $84,464   $68,441    $448,450    $15,158   $2,461,523
                                           ========   =========   ========    =======   =======    ========    =======   ==========
Accumulation unit activity
Units outstanding at beginning of year           --      78,800         --         --        --          --         --       30,180
Contract purchase payments                   57,440       8,033     92,232     19,796    42,822     148,426        303    1,051,555
Net transfers(2)                             44,923      58,198    131,172     40,040    24,336     292,247     14,607      891,436
Contract terminations:
   Surrender benefits and contract charges     (850)    (81,033)    (3,038)        --        --        (217)        --      (34,288)
   Death benefits                                --          --         --         --        --          --         --           --
                                            -------       -----    -------     ------    ------     -------     ------    ---------
Units outstanding at end of year            101,513      63,998    220,366     59,836    67,158     440,456     14,910    1,938,883
                                            =======      ======    =======     ======    ======     =======     ======    =========

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)  WUTS3(1)   SUTS1(2)    WUTS1(1)      EPL      WIGR3(1)     WIGR1(1)    EPT      WVIS3(1)
Operations
Investment income (loss) -- net        $   (5,022) $   (9,975)  $   (819)  $   73,712  $   (8,679)  $ (2,302)  $ (2,561) $   (7,126)
Net realized gain (loss) on
   investments                                626       2,201        667      (58,863)       (462)    (1,613)      (206)        918
Net change in unrealized appreciation
 or depreciation of investments            15,743      27,682      1,670     (203,865)    (69,649)   (12,286)   (65,814)   (226,338)
                                           ------      ------      -----     --------     -------    -------    -------    --------
Net increase (decrease) in net assets
 resulting from operations                 11,347      19,908      1,518     (189,016)    (78,790)   (16,201)   (68,581)   (232,546)
                                           ======      ======      =====     ========     =======    =======    =======    ========
Contract transactions
Contract purchase payments              1,115,702   2,575,119     99,120      909,491   1,200,376    395,278    339,856   1,196,707
Net transfers(3)                          410,432     936,291     69,008    1,505,237     892,699    153,543    298,804     903,927
Annuity payments                               --          --         --           --          --         --         --          --
Contract terminations:
   Surrender benefits and contract
    charges                               (23,845)    (34,177)      (275)     (74,650)     (4,530)    (1,914)    (8,269)    (12,251)
   Death benefits                              --          --    (24,486)          --          --         --         --          --
                                        ---------   ---------    -------    ---------   ---------    -------    -------   ---------
Increase (decrease) from contract
 transactions                           1,502,289   3,477,233    143,367    2,340,078   2,088,545    546,907    630,391   2,088,383
                                        ---------   ---------    -------    ---------   ---------    -------    -------   ---------
Net assets at beginning of year                --          --         --      461,834          --         --      1,414          --
                                        ---------   ---------    -------    ---------   ---------    -------    -------   ---------
Net assets at end of year              $1,513,636  $3,497,141   $144,885   $2,612,896  $2,009,755   $530,706   $563,224  $1,855,837
                                       ==========  ==========   ========   ==========  ==========   ========   ========  ==========
Accumulation unit activity
Units outstanding at beginning of year         --          --         --      346,626          --         --        955          --
Contract purchase payments              1,326,506   2,629,424    117,756      710,605   1,508,631    504,164    221,580   1,418,026
Net transfers(3)                          487,045     956,598     82,672    1,197,000   1,175,687    206,896    185,877   1,110,007
Contract terminations:
   Surrender benefits and contract
    charges                               (28,053)    (34,874)      (336)     (62,731)     (5,893)    (2,616)    (5,906)    (14,733)
   Death benefits                              --          --    (28,728)          --          --         --         --          --
                                        ---------   ---------    -------    ---------   ---------    -------    -------   ---------
Units outstanding at end of year        1,785,498   3,551,148    171,364    2,191,500   2,678,425    708,444    402,506   2,513,300
                                        =========   =========    =======    =========   =========    =======    =======   =========

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                          Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)    WVIS1(1)    WAAL5(1)    WAAL3(1)    WAAL1(1)   WCBD5(1)   WCBD3(1)   WCBD1(1)   WEQI5(1)
Operations
Investment income (loss) -- net            $ (2,347)   $  2,245  $   24,356    $  5,917    $   964   $  3,484    $   675   $  1,461
Net realized gain (loss) on investments         197        (225)     (2,926)     (1,275)        --        131        107          5
Net change in unrealized appreciation
 or depreciation of investments             (85,292)     (5,651)    (88,895)    (17,390)     1,736      8,266      1,169      6,157
                                            -------      ------     -------     -------      -----      -----      -----      -----
Net increase (decrease) in net assets
 resulting from operations                  (87,442)     (3,631)    (67,465)    (12,748)     2,700     11,881      1,951      7,623
                                            =======      ======     =======     =======      =====     ======      =====      =====
Contract transactions
Contract purchase payments                  618,918     129,130   1,405,395     218,423     25,955    165,199     62,451    102,124
Net transfers(2)                             67,259      74,359     731,833     266,340     28,995    165,151      7,461     95,149
Annuity payments                                 --          --          --          --         --         --         --         --
Contract terminations:
   Surrender benefits and contract charges   (1,322)       (599)     (4,425)       (425)        --     (2,222)        --     (2,502)
   Death benefits                                --          --     (49,044)         --         --         --         --         --
                                            -------     -------   ---------     -------     ------    -------     ------    -------
Increase (decrease) from contract
 transactions                               684,855     202,890   2,083,759     484,338     54,950    328,128     69,912    194,771
                                            -------     -------   ---------     -------     ------    -------     ------    -------
Net assets at beginning of year                  --          --          --          --         --         --         --         --
                                            -------     -------   ---------     -------     ------    -------     ------    -------
Net assets at end of year                  $597,413    $199,259  $2,016,294    $471,590    $57,650   $340,009    $71,863   $202,394
                                           ========    ========  ==========    ========    =======   ========    =======   ========
Accumulation unit activity
Units outstanding at beginning of year           --          --          --          --         --         --         --         --
Contract purchase payments                  732,344     129,534   1,378,359     214,382     25,708    163,562     60,584     93,545
Net transfers(2)                             82,925      72,393     724,945     265,722     28,585    159,266      7,220     88,337
Contract terminations:
   Surrender benefits and contract charges   (1,627)       (606)     (4,515)       (437)        --     (2,096)        --     (2,317)
   Death benefits                                --          --     (51,151)         --         --         --         --         --
                                            -------     -------   ---------     -------     ------    -------     ------    -------
Units outstanding at end of year            813,642     201,321   2,047,638     479,667     54,293    320,732     67,804    179,565
                                            =======     =======   =========     =======     ======    =======     ======    =======

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)     WEQI3(1)    SEQI12    WEQI1(1)  WEQV5(1)   WEQV3(1)    WEQV1(1)    WGRO5(1)    WGRO3(1)
Operations
Investment income (loss) -- net             $  3,556    $    82   $    631   $   (18)   $  (139)   $   (148)   $  4,606    $  1,918
Net realized gain (loss) on investments         (927)        --          7         1          1         (70)        325      (2,377)
Net change in unrealized appreciation
 or depreciation of investments               17,328        624      3,721       451        836       4,380     (21,796)    (16,883)
                                              ------        ---      -----       ---        ---       -----     -------     -------
Net increase (decrease) in net assets
 resulting from operations                    19,957        706      4,359       434        698       4,162     (16,865)    (17,342)
                                              ======        ===      =====       ===        ===       =====     =======     =======
Contract transactions
Contract purchase payments                   241,629     40,473     36,645     8,319     51,605      96,270      24,607      77,907
Net transfers(3)                             251,382     12,118     76,443     6,544      5,201      47,372     123,604     118,768
Annuity payments                                  --         --         --        --         --          --          --          --
Contract terminations:
   Surrender benefits and contract charges   (18,155)        --       (691)       --         --          --          --          --
   Death benefits                                 --         --         --        --         --          --          --          --
                                             -------     ------    -------    ------     ------     -------     -------     -------
Increase (decrease) from contract
 transactions                                474,856     52,591    112,397    14,863     56,806     143,642     148,211     196,675
                                             -------     ------    -------    ------     ------     -------     -------     -------
Net assets at beginning of year                   --         --         --        --         --          --          --          --
                                             -------     ------    -------    ------     ------     -------     -------     -------
Net assets at end of year                   $494,813    $53,297   $116,756   $15,297    $57,504    $147,804    $131,346    $179,333
                                            ========    =======   ========   =======    =======    ========    ========    ========
Accumulation unit activity
Units outstanding at beginning of year            --         --         --        --         --          --          --          --
Contract purchase payments                   224,160     36,039     34,180     7,940     47,999      91,760      24,487      78,237
Net transfers(3)                             229,583     11,028     70,304     6,099      4,823      44,253     126,163     127,620
Contract terminations:
   Surrender benefits and contract charges   (16,738)        --       (633)       --         --          --          --          --
   Death benefits                                 --         --         --        --         --          --          --          --
                                             -------     ------    -------    ------     ------     -------     -------     -------
Units outstanding at end of year             437,005     47,067    103,851    14,039     52,822     136,013     150,650     205,857
                                             =======     ======    =======    ======     ======     =======     =======     =======

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                         Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)    WGRO1(1)  WIEQ5(2)   WIEQ3(2)   WIEQ1(2)   WLCG5(1)    WLCG3(1)     WLCG1(1)    WMMK5(1)
Operations
Investment income (loss) -- net            $   358     $ --     $   (92)    $  (11)   $ (3,603)  $  (17,833)  $   (4,369)  $  6,211
Net realized gain (loss) on investments        (34)      --         (13)        (1)        (39)         (84)        (541)        (5)
Net change in unrealized appreciation
 or depreciation of investments             (4,220)      --      (3,254)      (311)    (53,801)    (326,817)     (73,804)        48
                                            ------     ----      ------       ----     -------     --------      -------         --
Net increase (decrease) in net assets
 resulting from operations                  (3,896)      --      (3,359)      (323)    (57,443)    (344,734)     (78,714)     6,254
                                            ======     ====      ======       ====     =======     ========      =======      =====
Contract transactions
Contract purchase payments                   9,240       90      44,880      5,709     396,244    2,731,917      754,306    182,474
Net transfers(3)                            31,317       --      24,303         --     508,310    2,018,187      332,240    137,998
Annuity payments                                --       --          --         --          --           --           --         --
Contract terminations:
   Surrender benefits and contract charges    (327)      --          --         --      (6,511)     (34,080)      (2,619)    (9,885)
   Death benefits                               --       --          --         --          --      (15,456)     (48,561)        --
                                            ------     ----      ------      -----     -------    ---------    ---------    -------
Increase (decrease) from contract
 transactions                               40,230       90      69,183      5,709     898,043    4,700,568    1,035,366    310,587
                                            ------     ----      ------      -----     -------    ---------    ---------    -------
Net assets at beginning of year                 --       --          --         --          --           --           --         --
                                            ------     ----      ------      -----     -------    ---------    ---------    -------
Net assets at end of year                  $36,334     $ 90     $65,824     $5,386    $840,600   $4,355,834   $  956,652   $316,841
                                           =======     ====     =======     ======    ========   ==========   ==========   ========
Accumulation unit activity
Units outstanding at beginning of year          --       --          --         --          --           --           --         --
Contract purchase payments                   9,962      101      47,261      6,057     397,064    2,645,213      725,786    181,959
Net transfers(3)                            32,160       --      26,688         --     496,153    2,005,291      335,132    136,850
Contract terminations:
   Surrender benefits and contract charges    (338)      --          --         --      (6,623)     (35,874)      (2,671)    (9,784)
   Death benefits                               --       --          --         --          --      (16,632)     (46,763)        --
                                            ------     ----      ------      -----     -------    ---------    ---------    -------
Units outstanding at end of year            41,784      101      73,949      6,057     886,594    4,597,998    1,011,484    309,025
                                            ======      ===      ======      =====     =======    =========    =========    =======

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) For the period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                           Segregated Asset Subaccounts
Year ended December 31, 2000 (continued)                 WMMK3(1)        WMMK1(1)      WSCG5(1)        WSCG3(1)      WSCG1(1)
Operations
Investment income (loss) -- net                       $   24,721        $  4,490       $ 39,306      $  311,262      $ 61,527
Net realized gain (loss) on investments                       26              11            330           2,989        (2,562)
Net change in unrealized appreciation
 or depreciation of investments                              159              24        (70,644)       (607,799)     (138,611)
                                                             ---              --        -------        --------      --------
Net increase (decrease) in net assets
 resulting from operations                                24,906           4,525        (31,008)       (293,548)      (79,646)
                                                          ======           =====        =======        ========       =======
Contract transactions
Contract purchase payments                             1,305,061         400,476        116,742         639,984       295,983
Net transfers(2)                                         830,969           7,839         70,532         888,240        30,999
Annuity payments                                              --              --             --              --            --
Contract terminations:
   Surrender benefits and contract charges                (9,150)            (78)        (1,407)         (3,643)          (80)
   Death benefits                                             --              --             --              --            --
                                                       ---------         -------        -------       ---------       -------
Increase (decrease) from contract
 transactions                                          2,126,880         408,237        185,867       1,524,581       326,902
                                                       ---------         -------        -------       ---------       -------
Net assets at beginning of year                               --              --             --              --            --
                                                       ---------         -------        -------       ---------       -------
Net assets at end of year                             $2,151,786        $412,762       $154,859      $1,231,033      $247,256
                                                      ==========        ========       ========      ==========      ========
Accumulation unit activity
Units outstanding at beginning of year                        --              --             --              --            --
Contract purchase payments                             1,295,682         394,550        176,078         913,105       394,718
Net transfers(2)                                         819,346           9,072        104,418       1,301,237        50,673
Contract terminations:
   Surrender benefits and contract charges                (8,971)            (77)        (2,307)         (5,263)         (115)
   Death benefits                                             --              --             --              --            --
                                                       ---------         -------        -------       ---------       -------
Units outstanding at end of year                       2,106,057         403,545        278,189       2,209,079       445,276
                                                       =========         =======        =======       =========       =======

(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act).

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies.The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:

Subaccount   Investment                                                                  Shares        NAV
-----------------------------------------------------------------------------------------------------------
WBCA5        AXP(R) Variable Portfolio - Blue Chip Advantage Fund                        10,759     $ 8.19
WBCA3                                                                                   100,599       8.19
SBCA1                                                                                   115,121       8.19
WBCA1                                                                                    25,787       8.19
-----------------------------------------------------------------------------------------------------------
ECR          AXP(R) Variable Portfolio - Capital Resource Fund                          424,876      21.69
WCAR3                                                                                    17,423      21.69
SCAR1                                                                                    25,073      21.69
WCAR1                                                                                        10      21.69
-----------------------------------------------------------------------------------------------------------
WDEI5        AXP(R) Variable Portfolio - Diversified Equity Income Fund                  11,527      10.10
WDEI3                                                                                    23,985      10.10
SDEI1                                                                                    39,265      10.10
WDEI1                                                                                    15,467      10.10
-----------------------------------------------------------------------------------------------------------
EIA          AXP(R) Variable Portfolio - Extra Income Fund                              760,923       6.57
WEXI3                                                                                    85,826       6.57
SEXI1                                                                                   336,589       6.57
WEXI1                                                                                    12,281       6.57
-----------------------------------------------------------------------------------------------------------
WFDI5        AXP(R) Variable Portfolio - Federal Income Fund                             12,528      10.33
WFDI3                                                                                   170,677      10.33
SFDI1                                                                                    45,379      10.33
WFDI1                                                                                    43,782      10.33
-----------------------------------------------------------------------------------------------------------
EGD          AXP(R) Variable Portfolio - New Dimensions Fund(R)                         333,392      15.97
WNDM3                                                                                   137,957      15.97
SNDM1                                                                                   134,165      15.97
WNDM1                                                                                    16,018      15.97
-----------------------------------------------------------------------------------------------------------
WSCA5        AXP(R) Variable Portfolio - Small Cap Advantage Fund                         6,947      10.47
WSCA3                                                                                    28,981      10.47
SSCA1                                                                                    41,787      10.47
WSCA1                                                                                     6,223      10.47
-----------------------------------------------------------------------------------------------------------
ECA          AIM V.I. Capital Appreciation Fund, Series I Shares                        186,785      21.72
WCAP3                                                                                   150,685      21.72
SCAP1                                                                                   296,990      21.72
WCAP1                                                                                    13,467      21.72
-----------------------------------------------------------------------------------------------------------
EVA          AIM V.I. Premier Equity Fund , Series I Shares                             625,990      23.35
WVAL3                                                                                   290,704      23.35
SVAL1                                                                                   261,867      23.35
WVAL1                                                                                    54,388      23.35
-----------------------------------------------------------------------------------------------------------
ESR          The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class    13,382      26.67
WSRG3                                                                                    20,369      26.67
WSRG1                                                                                     9,844      26.67
-----------------------------------------------------------------------------------------------------------
WDYC5        Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2         157       6.09
WDYC3                                                                                     9,593       6.09
-----------------------------------------------------------------------------------------------------------
WHIP5        Fidelity(R) VIP High Income Portfolio Service Class 2                          490       6.36
WHIP3                                                                                     6,058       6.36
WHIP1                                                                                     6,088       6.36
-----------------------------------------------------------------------------------------------------------
WMDC5        Fidelity(R) VIP Mid Cap Portfolio Service Class 2                            5,122      19.49
WMDC3                                                                                     8,483      19.49
WMDC1                                                                                       700      19.49
-----------------------------------------------------------------------------------------------------------
WISE5        FTVIPT Franklin Income Securities Fund - Class 2                             7,748      12.88
WISE3                                                                                    84,794      12.88
WISE1                                                                                    31,484      12.88
-----------------------------------------------------------------------------------------------------------

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount     Investment                                                    Shares        NAV
-----------------------------------------------------------------------------------------------
ERE            FTVIPT Franklin Real Estate Fund - Class 2                    24,109     $17.99
WRES3                                                                        16,176      17.99
SRES1                                                                        53,293      17.99
WRES1                                                                         8,710      17.99
-----------------------------------------------------------------------------------------------
WSMC5          FTVIPT Franklin Small Cap Fund - Class 2                      20,507      17.85
WSMC3                                                                        73,484      17.85
WSMC1                                                                        17,388      17.85
-----------------------------------------------------------------------------------------------
EMU            FTVIPT Mutual Shares Securities Fund - Class 2                48,031      14.03
WMSS3                                                                        27,090      14.03
SMSS1                                                                        42,277      14.03
WMSS1                                                                         1,982      14.03
-----------------------------------------------------------------------------------------------
JUS            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                   93,969      10.94
WUSE3                                                                        73,791      10.94
SUSE1                                                                       129,504      10.94
WUSE1                                                                        20,664      10.94
-----------------------------------------------------------------------------------------------
JMC            Goldman Sachs VIT Mid Cap Value Fund                          34,545      11.29
WMCV3                                                                        86,530      11.29
WMCV1                                                                        44,205      11.29
-----------------------------------------------------------------------------------------------
WGIS5          MFS(R) Investors Trust Series - Initial Class                 10,794      17.13
WGIS3                                                                        72,491      17.13
WGIS1                                                                         7,416      17.13
-----------------------------------------------------------------------------------------------
EUT            MFS(R) Utilities Series - Initial Class                      151,695      15.95
WUTS3                                                                       111,978      15.95
SUTS1                                                                       113,628      15.95
WUTS1                                                                        28,169      15.95
-----------------------------------------------------------------------------------------------
EPL            Putnam VT International Growth Fund - Class IB Shares        133,612      12.36
WIGR3                                                                       191,798      12.36
WIGR1                                                                        58,861      12.36
-----------------------------------------------------------------------------------------------
EPT            Putnam VT Vista Fund - Class IB Shares                        63,203      11.34
WVIS3                                                                       196,497      11.34
WVIS1                                                                        71,001      11.34
-----------------------------------------------------------------------------------------------
WAAL5          Wells Fargo VT Asset Allocation Fund                          42,600      12.32
WAAL3                                                                       519,306      12.32
WAAL1                                                                       129,733      12.32
-----------------------------------------------------------------------------------------------
WCBD5          Wells Fargo VT Corporate Bond Fund                            17,017      10.24
WCBD3                                                                       149,892      10.24
WCBD1                                                                        59,831      10.24
-----------------------------------------------------------------------------------------------
WEQI5          Wells Fargo VT Equity Income Fund                             37,474      15.52
WEQI3                                                                       133,299      15.52
SEQI1                                                                         8,981      15.52
WEQI1                                                                        35,150      15.52
-----------------------------------------------------------------------------------------------
WEQV5          Wells Fargo VT Equity Value Fund                              13,259       9.02
WEQV3                                                                        49,810       9.02
WEQV1                                                                        34,015       9.02
-----------------------------------------------------------------------------------------------
WGRO5          Wells Fargo VT Growth Fund                                     9,378      14.08
WGRO3                                                                        18,071      14.08
WGRO1                                                                         4,680      14.08
-----------------------------------------------------------------------------------------------
WIEQ5          Wells Fargo VT International Equity Fund                       5,903       7.50
WIEQ3                                                                        36,780       7.50
WIEQ1                                                                         6,092       7.50
-----------------------------------------------------------------------------------------------
WLCG5          Wells Fargo VT Large Company Growth Fund                     159,976       9.46
WLCG3                                                                       834,217       9.46
WLCG1                                                                       203,955       9.46
-----------------------------------------------------------------------------------------------
WMMK5          Wells Fargo VT Money Market Fund                             746,063       1.00
WMMK3                                                                     9,291,472       1.00
WMMK1                                                                     1,165,101       1.00
-----------------------------------------------------------------------------------------------
WSCG5          Wells Fargo VT Small Cap Growth Fund                          60,620       7.85
WSCG3                                                                       192,949       7.85
WSCG1                                                                        47,947       7.85
-----------------------------------------------------------------------------------------------

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life Issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.05% to 1.65% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

An enhanced death benefit rider fee is available on certain products and is deducted on a daily basis as part of the mortality and expense risk fee. This rider fee is equal, on an annual basis, to 0.20% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                            Percentage range
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund               0.630% to 0.570%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                   0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                 0.610% to 0.535%
AXP(R) Variable Portfolio - New Dimensions Fund(R)              0.630% to 0.570%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.790% to 0.650%
--------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                            Percentage range
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund               0.050% to 0.030%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - New Dimensions Fund(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.060% to 0.035%
--------------------------------------------------------------------------------

The Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

Subaccount Investment                                                  Purchases
--------------------------------------------------------------------------------
WBCA5      AXP(R) Variable Portfolio - Blue Chip Advantage Fund       $   90,010
WBCA3                                                                    446,486
SBCA1                                                                  1,201,563
WBCA1                                                                    194,486
--------------------------------------------------------------------------------
ECR        AXP(R) Variable Portfolio - Capital Resource Fund             631,722
WCAR3                                                                    128,175
SCAR1                                                                    103,045
WCAR1                                                                         --
--------------------------------------------------------------------------------
WDEI5      AXP(R) Variable Portfolio - Diversified Equity Income Fund    112,261
WDEI3                                                                    345,132
SDEI1                                                                  2,603,683
WDEI1                                                                    121,439
--------------------------------------------------------------------------------
EIA        AXP(R) Variable Portfolio - Extra Income Fund               6,001,416
WEXI3                                                                    584,276
SEXI1                                                                  2,137,354
WEXI1                                                                     91,118
--------------------------------------------------------------------------------

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount Investment                                                                         Purchases
-------------------------------------------------------------------------------------------------------
WFDI5      AXP(R) Variable Portfolio - Federal Income Fund                                   $   90,855
WFDI3                                                                                         2,085,338
SFDI1                                                                                           690,235
WFDI1                                                                                           461,339
-------------------------------------------------------------------------------------------------------
EGD        AXP(R) Variable Portfolio - New Dimensions Fund(R)                                 1,289,160
WNDM3                                                                                           903,113
SNDM1                                                                                           759,545
WNDM1                                                                                           153,997
-------------------------------------------------------------------------------------------------------
WSCA5      AXP(R) Variable Portfolio - Small Cap Advantage Fund                                  56,693
WSCA3                                                                                           206,132
SSCA1                                                                                           715,293
WSCA1                                                                                            37,950
-------------------------------------------------------------------------------------------------------
ECA        AIM V.I. Capital Appreciation Fund, Series I Shares                                2,593,093
WCAP3                                                                                         2,204,034
SCAP1                                                                                         3,989,247
WCAP1                                                                                           254,313
-------------------------------------------------------------------------------------------------------
EVA        AIM V.I. Premier Equity Fund, Series I Shares                                      2,193,549
WVAL3                                                                                         3,342,189
SVAL1                                                                                         3,256,236
WVAL1                                                                                           805,432
-------------------------------------------------------------------------------------------------------
ESR        The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class              67,865
WSRG3                                                                                           427,814
WSRG1                                                                                            18,556
-------------------------------------------------------------------------------------------------------
WDYC5(1)   Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                 2,812
WDYC3(1)                                                                                         57,736
-------------------------------------------------------------------------------------------------------
WHIP5(1)   Fidelity(R) VIP High Income Portfolio Service Class 2                                  6,741
WHIP3(1)                                                                                         40,137
WHIP1(1)                                                                                         38,562
-------------------------------------------------------------------------------------------------------
WMDC5(1)   Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                     95,523
WMDC3(1)                                                                                        158,074
WMDC1(1)                                                                                         16,629
-------------------------------------------------------------------------------------------------------
WISE5      FTVIPT Franklin Income Securities Fund - Class 2                                      94,673
WISE3                                                                                         1,066,501
WISE1                                                                                           366,166
-------------------------------------------------------------------------------------------------------
ERE        FTVIPT Franklin Real Estate Fund - Class 2                                           521,326
WRES3                                                                                           453,779
SRES1                                                                                         2,872,637
WRES1                                                                                           240,157
-------------------------------------------------------------------------------------------------------
WSMC5      FTVIPT Franklin Small Cap Fund - Class 2                                             235,790
WSMC3                                                                                           932,719
WSMC1                                                                                           325,052
-------------------------------------------------------------------------------------------------------
EMU        FTVIPT Mutual Shares Securities Fund - Class 2                                       926,446
WMSS3                                                                                           970,910
SMSS1                                                                                         2,696,683
WMSS1                                                                                            27,759
-------------------------------------------------------------------------------------------------------
JUS        Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          394,131
WUSE3                                                                                         1,073,632
SUSE1                                                                                           665,548
WUSE1                                                                                           173,374
-------------------------------------------------------------------------------------------------------
JMC        Goldman Sachs VIT Mid Cap Value Fund                                                 317,327
WMCV3                                                                                           739,100
WMCV1                                                                                           423,128
-------------------------------------------------------------------------------------------------------
WGIS5      MFS(R) Investors Trust Series - Initial Class                                        155,697
WGIS3                                                                                           957,680
WGIS1                                                                                           124,023
-------------------------------------------------------------------------------------------------------
EUT        MFS(R) Utilities Series - Initial Class                                            1,842,171
WUTS3                                                                                         1,457,719
SUTS1                                                                                         2,412,762
WUTS1                                                                                           556,621
-------------------------------------------------------------------------------------------------------

Wells Fargo Advantage(SM) Choice Variable Annuity
              American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Subaccount  Investment                                                 Purchases
--------------------------------------------------------------------------------
EPL         Putnam VT International Growth Fund - Class IB Shares     $1,352,832
WIGR3                                                                  1,502,034
WIGR1                                                                    574,585
--------------------------------------------------------------------------------
EPT         Putnam VT Vista Fund - Class IB Shares                       515,395
WVIS3                                                                  1,626,909
WVIS1                                                                    590,908
--------------------------------------------------------------------------------
WAAL5       Wells Fargo VT Asset Allocation Fund                         436,116
WAAL3                                                                  5,051,633
WAAL1                                                                  1,720,022
--------------------------------------------------------------------------------
WCBD5       Wells Fargo VT Corporate Bond Fund                           130,302
WCBD3                                                                  1,328,872
WCBD1                                                                    559,751
--------------------------------------------------------------------------------
WEQI5       Wells Fargo VT Equity Income Fund                            428,039
WEQI3                                                                  1,989,080
SEQI1                                                                    219,347
WEQI1                                                                    557,446
--------------------------------------------------------------------------------
WEQV5       Wells Fargo VT Equity Value Fund                             112,393
WEQV3                                                                    416,092
WEQV1                                                                    181,870
--------------------------------------------------------------------------------
WGRO5       Wells Fargo VT Growth Fund                                    81,066
WGRO3                                                                    227,515
WGRO1                                                                    248,206
--------------------------------------------------------------------------------
WIEQ5       Wells Fargo VT International Equity Fund                      55,308
WIEQ3                                                                    243,035
WIEQ1                                                                     43,998
--------------------------------------------------------------------------------
WLCG5       Wells Fargo VT Large Company Growth Fund                   1,042,008
WLCG3                                                                  5,567,883
WLCG1                                                                  1,373,623
--------------------------------------------------------------------------------
WMMK5       Wells Fargo VT Money Market Fund                             518,916
WMMK3                                                                  8,961,868
WMMK1                                                                  1,684,223
--------------------------------------------------------------------------------
WSCG5       Wells Fargo VT Small Cap Growth Fund                         408,705
WSCG3                                                                    832,603
WSCG1                                                                    251,330
--------------------------------------------------------------------------------

(1) Operations commenced on May 1, 2001.

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                   WBCA5      WBCA3      SBCA1      WBCA1       ECR     WCAR3      SCAR1     WCAR1    WDEI5   WDEI3
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value            $0.91      $0.91      $0.93      $0.91      $1.89     $0.83      $0.85     $0.83    $1.08   $1.08
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value            $0.75      $0.75      $0.77      $0.75      $1.53     $0.67      $0.68     $0.67    $1.09   $1.09
Units (000s)                         118      1,097      1,229        282      6,019       565        795        --      115     223
Net assets (000s)                    $89       $823       $942       $211     $9,204      $377       $543        --     $125    $242
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)         0.66%      0.74%      0.73%      0.72%      0.30%     0.30%      0.30%     0.30%    1.32%   1.34%
Expense ratio(2)                   1.40%      1.50%      1.60%      1.70%      1.40%     1.50%      1.60%     1.70%    1.40%   1.50%
Total return(3)                  (17.58%)   (17.58%)   (17.20%)   (17.58%)   (19.05%)  (19.28%)   (20.00%)  (19.28%)   0.93%   0.93%
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                   SDEI1      WDEI1        EIA     WEXI3     SEXI1     WEXI1      WFDI5     WFDI3    SFDI1    WFDI1
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value            $1.07      $1.08      $0.90     $0.87     $0.88     $0.87      $1.06     $1.05    $1.06    $1.05
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value            $1.08      $1.08      $0.93     $0.90     $0.91     $0.90      $1.11     $1.10    $1.11    $1.10
Units (000s)                         367        144      5,449       633     2,458        90        117     1,609      424      413
Net assets (000s)                   $396       $156     $5,049      $569    $2,228       $81       $130    $1,770     $470     $454
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)         1.40%      1.26%     11.17%    10.91%    11.10%    10.72%      4.54%     4.47%    4.48%    4.51%
Expense ratio(2)                   1.60%      1.70%      1.40%     1.50%     1.60%     1.70%      1.40%     1.50%    1.60%    1.70%
Total return(3)                    0.93%      0.00%      3.33%     3.45%     3.41%     3.45%      4.72%     4.76%    4.72%    4.76%
------------------------------------------------------------------------------------------------------------------------------------

                                     EGD      WNDM3      SNDM1     WNDM1     WSCA5     WSCA3      SSCA1     WSCA1      ECA    WCAP3
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value            $1.54      $0.86      $0.90     $0.86     $0.90     $0.90      $1.00     $0.89    $1.26    $0.75
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value            $1.27      $0.71      $0.74     $0.70     $0.83     $0.83      $0.92     $0.82    $0.95    $0.57
Units (000s)                       4,237      3,128      2,896       363        89       367        474        79    4,269    5,772
Net assets (000s)                 $5,370     $2,210     $2,139      $255       $74      $303       $437       $65   $4,057   $3,273
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)         0.23%      0.24%      0.24%     0.24%        --        --         --        --       --       --
Expense ratio(2)                   1.40%      1.50%      1.60%     1.70%     1.40%     1.50%      1.60%     1.70%    1.40%    1.50%
Total return(3)                  (17.53%)   (17.44%)   (17.78%)  (18.60%)   (7.78%)   (7.78%)    (8.00%)   (7.87%) (24.60%) (24.00%)
------------------------------------------------------------------------------------------------------------------------------------

                                   SCAP1      WCAP1        EVA     WVAL3     SVAL1     WVAL1        ESR     WSRG3    WSRG1  WDYC5(4)
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value            $0.83      $0.75      $1.45     $0.81     $0.83     $0.81      $1.08     $0.90    $0.90       --
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value            $0.63      $0.57      $1.25     $0.70     $0.71     $0.69      $0.82     $0.69    $0.68    $0.95
Units (000s)                      10,247        517     11,706     9,749     8,588     1,830        434       792      384        1
Net assets (000s)                 $6,451       $292    $14,617    $6,788    $6,115    $1,270       $357      $543     $263       $1
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)            --         --      0.13%     0.14%     0.11%     0.14%      0.06%     0.09%    0.07%       --
Expense ratio(2)                   1.60%      1.70%      1.40%     1.50%     1.60%     1.70%      1.40%     1.50%    1.70%    1.40%
Total return(3)                  (24.10%)   (24.00%)   (13.79%)  (13.58%)  (14.46%)  (14.81%)   (24.07%)  (23.33%) (24.44%)  (5.00%)
------------------------------------------------------------------------------------------------------------------------------------

                                   WDYC3(4)  WDYC1(4)  WHIP5(4)  WHIP3(4)  WHIP1(4)  WMDC5(4)   WMDC3(4)   WMDC1(4)  WISE5    WISE3
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value               --         --         --        --        --        --         --        --    $0.99    $0.99
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value            $0.95      $0.95      $0.91     $0.91     $0.91     $1.06      $1.06     $1.06    $0.99    $0.98
Units (000s)                          61         --          3        42        43        94        156        13      101    1,111
Net assets (000s)                    $58         --         $3       $39       $39      $100       $165       $14     $100   $1,092
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)            --         --         --        --        --        --         --        --    8.32%    4.78%
Expense ratio(2)                   1.50%      1.70%      1.40%     1.50%     1.70%     1.40%      1.50%     1.70%    1.40%    1.50%
Total return(3)                   (5.00%)    (5.00%)    (9.00%)   (9.00%)   (9.00%)    6.00%      6.00%     6.00%    0.00%   (1.01%)
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    WISE1       ERE      WRES3     SRES1     WRES1     WSMC5      WSMC3     WSMC1      EMU    WMSS3
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value             $0.99     $1.25      $1.18     $1.32     $1.18     $0.61      $0.61     $0.60    $1.17    $1.11
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value             $0.98     $1.33      $1.26     $1.40     $1.25     $0.51      $0.51     $0.50    $1.23    $1.17
Units (000s)                          413       325        232       685       125       723      2,597       617      546      324
Net assets (000s)                    $406      $434       $291      $959      $157      $366     $1,312      $310     $674     $380
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)          6.34%     4.93%      3.95%     4.95%     4.79%     0.33%      0.36%     0.47%    2.10%    4.13%
Expense ratio(2)                    1.70%     1.40%      1.50%     1.60%     1.70%     1.40%      1.50%     1.70%    1.40%    1.50%
Total return(3)                   (1.01%)     6.40%      6.78%     6.06%     5.93%   (16.39%)   (16.39%)  (16.67%)   5.13%    5.41%
------------------------------------------------------------------------------------------------------------------------------------

                                    SMSS1     WMSS1        JUS     WUSE3     SUSE1     WUSE1        JMC     WMCV3    WMCV1    WGIS5
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value             $1.19     $1.11      $1.00     $0.92     $0.94     $0.91      $1.26     $1.41    $1.41    $1.02
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value             $1.25     $1.17      $0.87     $0.79     $0.81     $0.79      $1.40     $1.56    $1.56    $0.84
Units (000s)                          473        24      1,183     1,017     1,747       286        280       626      321      219
Net assets (000s)                    $593       $28     $1,028      $807    $1,417      $226       $390      $977     $499     $185
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)          3.19%     1.62%      0.40%     0.45%     0.40%     0.51%      1.67%     1.35%    1.31%    0.34%
Expense ratio(2)                    1.60%     1.70%      1.40%     1.50%     1.60%     1.70%      1.40%     1.50%    1.70%    1.40%
Total return(3)                     5.04%     5.41%    (13.00%)  (14.13%)  (13.83%)  (13.19%)    11.11%    10.64%   10.64%  (17.65%)
------------------------------------------------------------------------------------------------------------------------------------

                                    WGIS3     WGIS1        EUT     WUTS3     SUTS1     WUTS1        EPL     WIGR3    WIGR1      EPT
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value             $1.02     $1.02      $1.27     $0.85     $0.98     $0.85      $1.19     $0.75    $0.75    $1.40
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value             $0.84     $0.84      $0.95     $0.63     $0.73     $0.63      $0.93     $0.59    $0.58    $0.92
Units (000s)                        1,473       151      2,550     2,824     2,469       713      1,775     4,040    1,244      782
Net assets (000s)                  $1,242      $127     $2,420    $1,786    $1,812      $449     $1,651    $2,371     $728     $717
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)          0.43%     0.27%      3.43%     3.19%     3.60%     2.89%      0.31%     0.27%    0.25%       --
Expense ratio(2)                    1.50%     1.70%      1.40%     1.50%     1.60%     1.70%      1.40%     1.50%    1.70%    1.40%
Total return(3)                   (17.65%)  (17.65%)   (25.20%)  (25.88%)  (25.51%)  (25.88%)   (21.85%)  (21.33%) (22.67%) (34.29%)
------------------------------------------------------------------------------------------------------------------------------------

                                    WVIS3     WVIS1      WAAL5     WAAL3     WAAL1     WCBD5      WCBD3     WCBD1    WEQI5    WEQI3
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value             $0.74     $0.73      $0.99     $0.98     $0.98     $1.06      $1.06     $1.06    $1.13    $1.13
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value             $0.48     $0.48      $0.90     $0.90     $0.90     $1.12      $1.12     $1.12    $1.05    $1.05
Units (000s)                        4,624     1,676        580     7,089     1,777       155      1,373       548      553    1,972
Net assets (000s)                  $2,228      $805       $525    $6,398    $1,598      $174     $1,535      $613     $582   $2,069
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)             --        --      1.73%     1.76%     1.73%     6.08%      6.07%     6.09%    1.06%    1.10%
Expense ratio(2)                    1.50%     1.70%      1.40%     1.50%     1.70%     1.40%      1.50%     1.70%    1.40%    1.50%
Total return(3)                   (35.14%)  (34.25%)    (9.09%)   (8.16%)   (8.16%)    5.66%      5.66%     5.66%   (7.08%)  (7.08%)
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Advantage(SM) Choice Variable Annuity
         American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

                                    SEQI1     WEQI1      WEQV5     WEQV3     WEQV1     WGRO5     WGRO3    WGRO1     WIEQ5     WIEQ3
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value             $1.13     $1.12      $1.09     $1.09     $1.09     $0.87     $0.87    $0.87     $0.89     $0.89
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value             $1.05     $1.05      $1.01     $1.00     $1.00     $0.69     $0.69    $0.69     $0.73     $0.74
Units (000s)                          132       522        119       448       307       190       367       95        60       375
Net assets (000s)                    $139      $546       $120      $449      $307      $132      $254      $66       $44      $276
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)          1.05%     1.14%      0.76%     0.74%     0.64%     0.01%     0.01%    0.01%     0.03%     0.03%
Expense ratio(2)                    1.60%     1.70%      1.40%     1.50%     1.70%     1.40%     1.50%    1.70%     1.40%     1.50%
Total return(3)                    (7.08%)   (6.25%)    (7.34%)   (8.26%)   (8.26%)  (20.69%)  (20.69%) (20.69%)  (17.98%)  (16.85%)
------------------------------------------------------------------------------------------------------------------------------------

                                    WIEQ1     WLCG5      WLCG3     WLCG1     WMMK5     WMMK3     WMMK1    WSCG5     WSCG3     WSCG1
                                  --------------------------------------------------------------------------------------------------
At Dec. 31, 2000
Accumulation unit value             $0.89     $0.95      $0.95     $0.95     $1.03     $1.02     $1.02    $0.56     $0.56     $0.56
------------------------------------------------------------------------------------------------------------------------------------
At Dec. 31, 2001
Accumulation unit value             $0.73     $0.74      $0.74     $0.74     $1.05     $1.04     $1.04    $0.42     $0.41     $0.41
Units (000s)                           62     2,046     10,689     2,622       712     8,907     1,117    1,146     3,655       911
Net assets (000s)                     $46    $1,513     $7,892    $1,929      $746    $9,291    $1,165     $476    $1,515      $376
------------------------------------------------------------------------------------------------------------------------------------
For the year ended Dec. 31, 2001
Investment income ratio(1)          0.03%        --         --        --     3.30%     3.22%     3.15%       --        --        --
Expense ratio(2)                    1.70%     1.40%      1.50%     1.70%     1.40%     1.50%     1.70%    1.40%     1.50%     1.70%
Total return(3)                   (17.98%)  (22.11%)   (22.11%)  (22.11%)    1.94%     1.96%     1.96%  (25.00%)  (26.79%)  (26.79%)
------------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on May 1, 2001.

                                                              45270-20 A (12/02)

PART C.

Item 24.  Financial  Statements  and Exhibits

     Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Consolidated Balance Sheet as of Sept. 30, 2002 (unaudited)
     Statements of Income as of Sept. 30, 2002 and 2001 (unaudited) Consolidated Statements of Cash Flows as of Sept. 30, 2002 and 2001 (unaudited)
     Notes to Financial Statements

     Report of Independent Auditors dated Jan 28, 2002.
     Consolidated Balance sheets as of Dec. 31, 2001 and 2000.
     Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000, and 1999.
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001.
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000, and 1999.
     Notes to Consolidated Financial Statements.

     Financial Statements included in Part B of this Registration Statement upon amendment:

     American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Choice Variable Annuity

     Report of Independent Auditors dated March 22, 2002.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2001. Statements of Operations for the year ended Dec. 31, 2001.
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000.
     Notes to Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297 and is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically herewith.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract Option L (form 271496), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.2 Form of Deferred Annuity Contract Option C (form 271491), filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.3 Form of Enhanced Death Benefit Rider (form 44213), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider (form 44214), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Disability Waiver of Withdrawal Charges Rider (form 44215), filed electronically as Exhibit 4.5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6       Form of Roth IRA Endorsement  (form  43094), filed  electronically  as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of SEP-IRA (form 43433), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.8       Form of TSA Endorsement (form 43413),  filed electronically as Exhibit
          4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.9 Form of Benefit Protector(SM) Death Benefit Rider (form 271155), filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.10 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156), filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

5 Form of Variable Annuity Application (form 271552), filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American  Enterprise Life, filed  electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.        Not applicable.

8.1 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.1 (b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as Exhibit 8.2(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1 (c) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.2(c) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1 (d) Copy of Amendment 5 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and American Enterprise Life Insurance Company, dated February 27, 2002, filed electronically as Exhibit 8.1(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 (a) Copy of Participation Agreement among Variable Insurance Products Fund, and Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.3 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, and Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.3 (c) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (d) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(d) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (e) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(e) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (f) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (g) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement by and between Fidelity Distributors Corporation and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.4(g) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (h) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(h) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.4 (a) Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.4 (b)   Copy of Amendment, dated June 29, 2001, to Participation
          Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.4 (c) Copy of Amendment, dated February 28, 2002, to Participation agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as
          Exhibit 8.4(a) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

8.6 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.7 Copy of Participation Agreement by and among Wells Fargo Variable Trust, American Enterprise Life Insurance Company and Stephens Inc., dated March 3, 2000, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.1 Consent of Independent Auditors for the Wells Fargo Advantage(SM) Choice Variable Annuity, filed electronically herewith.

11.       None.

12.       Not applicable.

13.       Copy  of  schedule  for  computation  of  each  performance  quotation provided in the Registration Statement for the American Express FlexChoice(SM) Variable Annuity in response to Item 21, filed electronically as Exhibit 13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002.

14.       Not applicable.

15.1 Power of Attorney to sign this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15.1 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-73958, is incorporated by reference.

15.2 Power of Attorney to sign this Registration Statement, dated April 9, 2002, filed electronically as Exhibit 15.2 to the Post-Effective
          Amendment  No.  1  to  Registration   Statement  No.   333-73958,   is
          incorporated by reference.

15.3 Power of Attorney to sign this Registration Statement, dated October 16, 2002, filed electronically herewith as Exhibit 15.3 to the
          Post-Effective  Amendment  No. 7  to  Registration   Statement  No.
          333-92297, is incorporated by reference.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Douglas K. Dunning                    829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Stephen M. Lobo                       829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474

Paul S. Mannweiler                    201 North Illinois St.                 Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

James M. Odland                       829 AXP Financial Center               Vice President, General Counsel and
                                      Minneapolis, MN  55474                 Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474



Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency of Wisconsin Inc.              Wisconsin
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.   Number of Contract owners

           As of October 30, 2002, there were 23,014 nonqualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                 Position and Offices with
         Business Address*                  Underwriter

         Ruediger Adolf                     Senior Vice President

         Gumer C. Alvero                    Vice President - General
                                            Manager Annuities

         Ward D. Armstrong                  Senior Vice President -
                                            Retirement Services and
                                            Asset Management

         Mark J. Babij                      Vice President - Finance

         John M. Baker                      Vice President - Plan
                                            Sponsor Services

         Dudley Barksdale                   Vice President - Service
                                            Development

         Timothy V. Bechtold                Vice President -
                                            Insurance Products

         Arthur H. Berman                   Senior Vice President - Finance

         Walter S. Berman                   Director, Senior Vice President -
                                            and Chief Financial Officer

         Rob Bohli                          Group Vice President -
         10375 Richmond Avenue #600         South Texas
         Houston, TX  77042

         Walter K. Booker                   Group Vice President -
         Suite 200, 3500 Market             New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                  Group Vice President -
         1333 N. California Blvd.,          Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                 Vice President - Sales
                                            Support

         Kenneth J. Ciak                    Vice President and
         IDS Property Casualty              General Manager - IDS
         1400 Lombardi Avenue               Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                   Vice President - Relationship
                                            Leader Retail Distribution Services

         James M. Cracchiolo                Director, Chairman, President and
                                            Chief Executive Officer

         Colleen Curran                     Vice President and
                                            Assistant General Counsel

         Luz Maria Davis                    Vice President -
                                            Communications

         Arthur E. DeLorenzo                Group Vice President -
         4 Atrium Drive, #100               Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino              Group Vice President -
         Suite 500, 8045 Leesburg           Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                     Group Vice President -
         6000 28th Street South East        Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                   Group Vice President -
         Two Datran Center                  Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                  Vice President - Financial
                                            Planning and Advice

         Gordon M. Fines                    Vice President - Mutual
                                            Fund Equity Investments

         Brenda H. Fraser                   Executive Vice President -
                                            AEFA Products and Corporate
                                            Marketing

         Peter A. Gallus                    Vice President -
                                            Investment
                                            Administration

         Ray S. Goodner                     Vice President - Senior
                                            Portfolio Manger

         Steve Guida                        Vice President -
                                            New Business and Service

         Teresa A. Hanratty                 Senior Vice President -
         Suites 6&7                         Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                   Vice President -
                                            Insurance Investments

         Janis K. Heaney                    Vice President -
                                            Incentive Management

         Brian M. Heath                     Senior Vice President
         Suite 150                          and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                       Group Vice President -
         319 Southbridge Street             Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry               Group Vice President -
         30 Burton Hills Blvd.              Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                    Vice President - Third
                                            Party Distribution

         Claire Huang                       Senior Vice President - Retail
                                            Marketing

         Debra A. Hutchinson                Vice President -
                                            Relationship Leader

         Diana R. Iannarone                 Group Vice President -
         3030 N.W. Expressway               Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                 Group Vice President -
                                            Steel Cities

         James M. Jensen                    Vice President -
                                            Advice and
                                            Retail Distribution
                                            Group, Product,
                                            Compensation and Field
                                            Administration

         Greg R. Johnson                    Vice President - Advisory Planning
                                            Anaylsis

         Jody M. Johnson                    Group Vice President -
                                            Twin Cities Metro

         Nancy E. Jones                     Vice President - Business
                                            Development

         William A. Jones                   Vice President - Technologies

         John C. Junek                      Senior Vice President,
                                            General Counsel

         Ora J. Kaine                       Vice President -
                                            Retail Distribution Services
                                            and Chief of Staff

         Michelle M. Keeley                 Senior Vice President -
                                            Fixed Income

         Raymond G. Kelly                   Group Vice President -
         Suite 250                          North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                    Vice President - Service
                                            Quality

         Mitre Kutanovski                   Group Vice President -
         Suite 680                          Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                     Vice President -
                                            Brokerage and Direct
                                            Services

         Daniel E. Laufenberg               Vice President and Chief
                                            U.S. Economist

         Jane W. Lee                        Vice President - New
                                            Business Development and
                                            Marketing

         Catherine M. Libbe                 Vice President - Marketing
                                            & Product Services

         Stephen M. Lobo                    Vice President - Investment
                                            Risk Management and Treasurer

         Diane D. Lyngstad                  Vice President - Lead Financial
                                            Officer, U.S. Retail Group

         Tom Mahowald                       Vice President and Director of
                                            Equity Research

         Timothy J. Masek                   Vice President and
                                            Director of Fixed Income
                                            Research

         Penny Mazal                        Vice President - Business
                                            Transformation

         Mark T. McGannon                   Vice President and General
                                            Sales Manager - AEFA Products

         Brian J. McGrane                   Vice President - LFO Finance

         Dean O. McGill                     Group Vice President -
         11835 W. Olympic Blvd              Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                  Vice President - Wrap and Trust
                                            Products

         Timothy S. Meehan                  Secretary

         Paula R. Meyer                     Senior Vice President and
                                            General Manager - Mutual Funds

         Barry J. Murphy                    Executive Vice President -
                                            U.S. Retail Group

         Thomas V. Nicolosi                 Group Vice President -
         Suite 220                          New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell               Group Vice President -
                                            Southern New England

         Francois B. Odouard                Vice President - Brokerage

         Michael J. O'Keefe                 Vice President -
                                            Advisory Business Systems

         Carla P. Pavone                    Vice President -
                                            Strategic Products

         Kris Petersen                      Vice President - SPS and
                                            External Products

         John G. Poole                      Group Vice President -
         Westview Place, #200               Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                      Group Vice President -
         One Tower Bridge                   New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                   Vice President and
                                            Assistant General Counsel

         Teresa J. Rasmussen                Vice President and
                                            Assistant General Counsel

         Ralph D. Richardson III            Group Vice President -
         Suite 800                          Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                   Vice President - Senior
                                            Portfolio Manager

         ReBecca K. Roloff                  Senior Vice President -
                                            Field Management and
                                            Financial Advisory
                                            Services

         Stephen W. Roszell                 Senior Vice President -
                                            Institutional

         Maximillian G. Roth                Group Vice President -
         Suite 201 S. IDS Ctr               Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                  Group Vice President -
                                            Western Frontier

         Russell L. Scalfano                Group Vice President -
         Suite 201                          Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                   Vice President - Client Development
                                            and Migration

         Peter B. Schofield                 Vice President - Auditing

         Bridget Sperl                      Senior Vice President -
                                            Client Service

         Paul J. Stanislaw                  Group Vice President -
         Suite 1100                         Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                    Vice President -
                                            Marketing Offer
                                            Development

         David K. Stewart                   Vice President - AEFA Controller

         Lois A. Stilwell                   Group Vice President -
         Suite 433                          Greater Minnesota
         9900 East Bren Rd.                 Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale                 Senior Vice President - Relationship
                                            Leader of Human Resources

         Jeffrey J. Stremcha                Vice President -
                                            Information Resource
                                            Management/ISD

         John T. Sweeney                    Vice President - Lead Financial
                                            Officer, Products

         Timothy N. Tanner                  Vice President - Technologies

         Craig P. Taucher                   Group Vice President -
         Suite 150                          Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                     Group Vice President -
         Suite 425                          Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                Senior Vice President -
                                            Chief Investment Officer

         George F. Tsafaridis               Vice President - Quality &
                                            Service Support

         Janet M. Vandenbark                Group Vice President -
         3951 Westerre Parkway, Suite 250   Virginia
         Richmond, VA 23233

         Peter S. Velardi                   Senior Vice President -
                                            Field Management

         Charles F. Wachendorfer            Group Vice President -
         Suite 100                          Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Andrew O. Washburn                 Vice President -
                                            Mutual Fund Marketing

         Donald F. Weaver                   Group Vice President -
         3500 Market Street,                Eastern Pennsylvania/
         Suite 200                          Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                     Vice President and
                                            Chief Compliance Officer

         William J. Williams                Senior Vice President -
                                            Field Management

         Dianne Wilson                      Vice President - Insurance
                                            Operations

         Michael D. Wolf                    Vice President - Senior
                                            Portfolio Manager

         Michael R. Woodward                Senior Vice President -
         32 Ellicott St                     Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                  Vice President -
                                            Brokerage Marketing

         David L. Yowan                     Vice President and
         40 Wall Street                     Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                   Group Vice President -
         1 Galleria Blvd., Suite 1900       Delta States
         Metairie, LA  70001

* Business address is 70100 AXP Financial Center, Minneapolis, MN unless otherwise noted.

Item 29(c)


                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $22,055,827           None                 None                  None
Financial Advisors
Inc.

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

           (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 17th day of December, 2002.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                         --------------------------------------------
                                    (Registrant)

                         By American Enterprise Life Insurance Company
                         ---------------------------------------------
                                    (Sponsor)


                         By /s/ Carol A. Holton*
                            --------------------
                                Carol A. Holton
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of December, 2002.

Signature                                               Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
---------------------                     Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  James M. Odland**                    Vice President, General Counsel and
----------------------                    Secretary
     James M. Odland

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  Philip C. Wentzel*                   Vice President and Controller
-----------------------
     Philip C. Wentzel

/s/  Stephen M. Lobo***                   Vice President and Treasurer
---------------------
     Stephen M. Lobo

* Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-73958, and is incorporated by reference.

** Signed pursuant to Power of Attorney, dated April 9, 2002, filed electronically as Exhibit 15.2 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-73958, and is incorporated by reference.

*** Signed pursuant to Power of Attorney, dated October 16, 2002, filed electronically as Exhibit 15.3 to the Post-Effective Amendment No. 7 to Registration Statement No. 333-92297, is incorporated by reference.


By:/s/ James M. Odland
   ------------------
       James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3 TO REGISTRATION STATEMENT NO.
333-73958

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.